As filed with the Securities and Exchange Commission on
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April 28, 2006
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Registration No. 33-17486
811-05346

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 36	/X/
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	and	----
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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/X/
	ACT OF 1940	----
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	Amendment No. 37	/X/
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	(Check appropriate box or boxes)	----

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PUTNAM VARIABLE TRUST
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on April 30, 2006 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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BETH S. MAZOR, Vice President
PUTNAM VARIABLE TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
One International Place
Boston, Massachusetts 02110

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Prospectus
April 30, 2006

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Putnam Variable Trust
Class IA and IB Shares

Growth Funds
Putnam VT Discovery Growth Fund
Putnam VT Growth Opportunities Fund
Putnam VT Health Sciences Fund
Putnam VT International New Opportunities Fund
Putnam VT New Opportunities Fund
Putnam VT OTC & Emerging Growth Fund
Putnam VT Vista Fund
Putnam VT Voyager Fund

Blend Funds
Putnam VT Capital Appreciation Fund
Putnam VT Capital Opportunities Fund
Putnam VT Global Equity Fund
Putnam VT International Equity Fund
Putnam VT Investors Fund
Putnam VT Research Fund
Putnam VT Utilities Growth and Income Fund

Value Funds
Putnam VT Equity Income Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Growth and Income Fund
Putnam VT Mid Cap Value Fund
Putnam VT New Value Fund
Putnam VT Small Cap Value Fund

Income Funds
Putnam VT American Government Income Fund
Putnam VT Diversified Income Fund
Putnam VT High Yield Fund
Putnam VT Income Fund

Money Market Fund
Putnam VT Money Market Fund

Asset Allocation Fund
Putnam VT Global Asset Allocation Fund

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This prospectus explains what you should know about the funds in Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully.

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Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the funds. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

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CONTENTS
2	Fund summaries (including Goal, Main investment
strategies, Main risks, Performance information, and
Fees and expenses)
29	What are the funds’ main investment
strategies and related risks?
36	Who manages the funds?
48	How to buy and sell fund shares
49	Distribution Plan
50	How do the funds price their shares?
50	Policy on excessive short-term trading
52	Fund distributions and taxes
52	Financial highlights
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Fund summaries
GOAL , MAIN INVESTMENT STRATEGIES
AND MAIN RISKS

The following summaries identify each fund’s goal, main investment strategies and the main risks that could adversely affect the value of a fund’s shares and the total return on your investment. More detailed descriptions of the funds’ investment policies, including the risks associated with investing in the funds, can be found further back in this prospectus. Please be sure to read this additional information before you invest.

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You can lose money by investing in any of the funds. A fund may not achieve its goal, and none of the funds is intended as a complete investment program. An investment in any fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Putnam VT Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in that fund.

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PERFORMANCE INFORMATION

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Each summary also contains performance information that provides some indication of each fund’s risks. The chart contained in each summary shows year-to-year changes in the performance of one of the fund’s classes of shares, class IA shares. A table following each chart compares the fund’s performance to that of broad measures of market performance. Performance of class IB shares for the period prior to April 6, 1998 for Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund and Putnam VT International Growth and Income Fund, and prior to April 30, 1998 for Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund is based upon the performance of class IA shares of the fund, adjusted to reflect the fees paid by class IB shares, including a 12b-1 fee of 0.25% . Of course, a fund’s past performance is not an indication of its future performance. None of the performance information reflects the impact of insurance-related charges or expenses. If it did, performance would be less than that shown. Please refer to the prospectus of the separate account issued by the participating insurance company or your insurance contract for information about insurance-related charges and expenses and performance data reflecting those charges and expenses.

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FEES AND EXPENSES

Each summary also contains a table summarizing the fees and expenses you may pay if you invest in the fund. The tables do not reflect any insurance-related charges or expenses.

Expenses are based on the fund’s last fiscal year. The example following each table translates the expenses shown in the table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes you invest $10,000 in the fund for the time periods shown and redeem all of your shares at the end of each time period. It also assumes a 5.00% return on your investment each year and that the fund’s operating expenses (which do not include insurance-related charges or expenses) remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

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Net expenses information in a fund’s fee table reflects Putnam Management’s agreement to waive fees and reimburse expenses of the fund through December 31, 2006 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of all funds underlying variable insurance products viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses in its Lipper peer group, as calculated in accordance with Lipper’s standard method for comparing fund expenses, for each calendar quarter during the fund’s last fiscal year, excluding (for class IB shares) distribution (12b-1) fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

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PUTNAM VT AMERICAN GOVERNMENT
INCOME FUND

GOAL

The fund seeks high current income with preservation of capital as its secondary objective.

MAIN INVESTMENT STRATEGIES — U.S. GOVERNMENT BONDS

We invest mainly in bonds that:

* are obligations of the U.S. government, its agencies and instrumentalities

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds and

* have intermediate to long-term maturities (three years or longer).

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Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities. We may invest up to 20% of net assets in mortgage-backed and other asset-backed securities of private (non-governmental) issuers rated AAA or its equivalent at the time of purchase by a nationally

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2    P R O S P E C T U S   O F   T H E   T R U S T

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recognized securities rating agency, or if unrated, that we determine to be of comparable quality.

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MAIN RISKS

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* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

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* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

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* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Year-to-date performance through 3/31/06 was –0.68%. During the periods shown in the bar chart, the highest return for a quarter was 5.05% (quarter ending 9/30/01) and the lowest return for a quarter was –2.82% (quarter ending 6/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(2/1/00)

Class IA	1.65%	4.40%	5.73%
Class IB	1.35%	4.15%	5.50%
Lehman Intermediate Treasury
Bond Index
(no deduction for fees or expenses)	1.56%	4.57%	5.63%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lehman Intermediate Treasury Bond Index, an unmanaged index of U.S. Treasury securities with maturities between 1 and 10 years.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.65%	N/A	0.16%	0.81%	-0.17%	0.64%
Class IB	0.65%	0.25%	0.16%	1.06%	-0.17%	0.89%

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EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

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	1 year	3 years	5 years	10 years

Class IA	$65	$241	$432	$ 984
Class IB	$91	$320	$567	$1,280

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT CAPITAL
APPRECIATION FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

3    P R O S P E C T U S   O F   T H E   T R U S T

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Year-to-date performance through 3/31/06 was 5.82%. During the periods shown in the bar chart, the highest return for a quarter was 15.11% (quarter ending 6/30/03) and the lowest return for a quarter was –18.30% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(9/29/00)

Class IA	8.18%	0.90%	–1.02%
Class IB	7.88%	0.64%	–1.26%
Russell 3000 Index
(no deduction for fees or expenses)	6.12%	1.58%	–0.52%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.65%	N/A	0.35%	1.00%	-0.12%	0.88%
Class IB	0.65%	0.25%	0.35%	1.25%	-0.12%	1.13%

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EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

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	1 year	3 years	5 years	10 years

Class IA	$ 90	$306	$541	$1,214
Class IB	$115	$385	$675	$1,505

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT CAPITAL
OPPORTUNITIES FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

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Year-to-date performance through 3/31/06 was 11.08%. During the periods shown in the bar chart, the highest return for a quarter was 13.43% (quarter ending 12/31/04) and the lowest return for a quarter was –2.39% (quarter ending 3/31/05). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

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4    P R O S P E C T U S   O F   T H E   T R U S T

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Average Annual Total Returns
(for periods ending 12/31/05)

		Since
	Past	inception
	1 year	(5/1/03)

Class IA	10.41%	22.14%
Class IB	10.16%	21.84%
Russell 2500 Index
(no deduction for fees or expenses)	8.11%	24.18%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2500 Index, an unmanaged index of 2500 small and midsized companies in the Russell 3000 Index.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.65%	N/A	0.51%	1.16%	-0.24%	0.92%
Class IB	0.65%	0.25%	0.51%	1.41%	-0.24%	1.17%

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EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

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	1 year	3 years	5 years	10 years

Class IA	$ 94	$345	$615	$1,387
Class IB	$119	$423	$748	$1,675

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT DISCOVERY GROWTH FUND

GOAL

The fund seeks long-term growth of capital.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

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Year-to-date performance through 3/31/06 was 8.15%. During the periods shown in the bar chart, the highest return for a quarter was 22.36% (quarter ending 12/31/01) and the lowest return for a quarter was –31.71% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)
			Since
	Past	Past	inception
	1 year	5 years	(9/29/00)

Class IA	7.57%	-5.54%	-11.06%
Class IB	7.24%	-5.78%	-11.28%
Russell Midcap Growth Index
(no deduction for fees or expenses)	12.10%	1.38%	-3.99%
Russell 2500 Growth Index
(no deduction for fees or expenses)	8.17%	2.78%	-1.71%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Growth Index, an unmanaged index of those companies in the Russell Midcap Index chosen for their growth orientation. The fund’s performance is also compared to the Russell 2500 Growth Index, an unmanaged index of those

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5    P R O S P E C T U S   O F   T H E   T R U S T

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companies in the small/mid-cap Russell 2500 Index chosen for their growth orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.47%	1.17%	-0.29%	0.88%
Class IB	0.70%	0.25%	0.47%	1.42%	-0.29%	1.13%

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EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

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	1 year	3 years	5 years	10 years

Class IA	$ 90	$343	$615	$1,393
Class IB	$115	$421	$748	$1,681

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT DIVERSIFIED
INCOME FUND

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES — MULTI-SECTOR BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide, * are either investment-grade or below investment-grade and * have intermediate to long-term maturities (three years or longer).

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Under normal market conditions, we invest 15%–65% of the fund’s net assets in each of these three sectors:

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* U.S. and investment-grade sector: U.S. government securities and investment-grade bonds of U.S. companies.

* High yield sector: lower-rated bonds of U.S. companies.

* International sector: bonds of foreign governments and companies, including both investment-grade and lower-rated securities.

We will not invest less than 15% of the fund’s net assets in U.S. government securities.

MAIN RISKS

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* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund invests significantly in below investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.

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* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

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* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Year-to-date performance through 3/31/06 was 0.25%. During the periods shown in the bar chart, the highest return for a quarter was 7.66% (quarter ending 6/30/03) and the lowest return for a quarter was –4.94% (quarter ending 9/30/98). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

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6    P R O S P E C T U S   O F   T H E   T R U S T

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Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	3.28%	8.46%	5.82%
Class IB	3.05%	8.17%	5.60%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)	2.43%	5.87%	6.16%
Citigroup Non-US World

Government Bond Index
(no deduction for fees or expenses )	-9.20%	7.26%	4.42%
JP Morgan Global High Yield Index
(no deduction for fees or expenses )	3.07%	9.57%	7.03%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lehman Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed income securities. The fund’s performance is also compared to the Citigroup Non-US World Government Bond Index, an unmanaged index of international investment-grade fixed-income securities. In addition, the fund’s performance is compared to the JP Morgan Global High Yield Index, an unmanaged index of global high-yield fixed-income securities.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.69%	N/A	0.13%	0.82%	-0.01%	0.81%
Class IB	0.69%	0.25%	0.13%	1.07%	-0.01%	1.06%

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EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

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	1 year	3 years	5 years	10 years

Class IA	$ 82	$260	$453	$1,012
Class IB	$108	$339	$589	$1,307

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT EQUITY INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and capital growth. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks and other equity investments that offer potential for current income. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

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Year-to-date performance through 3/31/06 was 4.14%. During the periods shown in the bar chart, the highest return for a quarter was 9.72% (quarter ending 12/31/04) and the lowest return for a quarter was –0.40% (quarter ending 9/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

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7   P R O S P E C T U S   O F T H E T R U S T

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Average Annual Total Returns
(for periods ending 12/31/05)

		Since
	Past	inception
	1 year	(5/1/03)

Class IA	5.71%	14.69%
Class IB	5.43%	14.38%
Russell 1000 Value Index
(no deduction for fees or expenses)	7.05%	18.34%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 1000 Value Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their value orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.65%	N/A	0.17%	0.82%	-0.01%	0.81%
Class IB	0.65%	0.25%	0.17%	1.07%	-0.01%	1.06%

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EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 83	$261	$455	$1,015
Class IB	$108	$340	$590	$1,311

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The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT THE GEORGE PUTNAM
FUND OF BOSTON

GOAL

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS AND BONDS

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We invest mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We buy bonds of governments and private companies that are mostly investment-grade  in quality with intermediate to long-term maturities (three years or longer). We invest mainly in large companies.

 Under normal market conditions, we invest at least 25% of the fund’s total assets in fixed-income securities, including debt securities, preferred stocks, and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.


MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund’s fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund’s performance.


* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Year-to-date performance through 3/31/06 was 2.24%. During the periods shown in the bar chart, the highest return for a quarter was 11.73% (quarter ending 6/30/03) and the lowest


8    P R O S P E C T U S   O F   T H E   T R U S T


return for a quarter was –10.60% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	4.22%	4.09%	4.36%
Class IB	3.91%	3.82%	4.15%
S&P 500/Citigroup Value Index
(no deduction for fees or expenses)	8.71%	4.86%	4.34%
George Putnam Blended Index
(no deduction for fees or expenses)	6.31%	5.68%	5.43%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)	2.43%	5.87%	6.04%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500/Citigroup Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation. The fund’s performance was previously compared to the S&P 500/Barra Value Index, an unmanaged capitalization-weighted index of large-cap stocks chosen for their value orientation. S&P has replaced this index, which it will cease calculating, with the S&P 500/Citigroup Value Index. Performance for all prior periods reflects the new index criteria. The fund’s performance is also compared to the George Putnam Blended Index, an unmanaged index administered by Putnam Management, 60% of which is the S&P 500/Citigroup Value Index and 40% of which is the Lehman Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.62%	N/A	0.11%	0.73%
Class IB	0.62%	0.25%	0.11%	0.98%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 74	$233	$405	$ 904
Class IB	$100	$312	$541	$1,202


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT GLOBAL
ASSET ALLOCATION FUND

GOAL

The fund seeks a high level of long term total return consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES — ASSET ALLOCATION

We invest in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers. We may invest in securities in the following four investment categories, which we believe represent large, well-differentiated classes of securities with distinctive investment characteristics:

* U.S. Equities: This sector will invest primarily in growth and value stocks of U.S. companies. Growth stocks are issued by companies whose earnings we believe are likely to grow faster than the economy as a whole. Growth in earnings may lead to an increase in the price of the stock. Value stocks are those we believe are currently undervalued compared to their true worth. If we are correct and other investors recognize the value of the company, the price of the stock may rise.

* International Equities: This sector will invest primarily in growth and value stocks principally traded in foreign securities markets.

* U.S. Fixed-income: This sector will invest primarily in fixed-income securities of U.S. companies or the U.S. government, its agencies or instrumentalities, mortgage-backed and asset-backed securities, convertible securities and preferred stock.

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* International Fixed-income: This sector will invest primarily in fixed-income securities denominated in foreign currencies and issued by non-U.S. companies, foreign governmental issuers or supranational agencies.


The allocation of fund assets assigned to each investment category will be reevaluated at least quarterly based on an assessment of the relative market opportunities and risks of each investment category, taking into account various economic and market factors. The fund may from time to time invest in all or any one of the investment categories as we may consider appropriate in response to changing market conditions. We expect that under normal market conditions the fund will invest a majority of its assets in equity securities. We may invest in companies of any size.

9    P R O S P E C T U S   O F   T H E   T R U S T

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally highest for investments with longer maturities.

* The risk that our allocation of investments between stocks and bonds may adversely affect the fund’s performance.

* The risk that the issuers of the fund’s fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.


* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Year-to-date performance through 3/31/06 was 3.93%. During the periods shown in the bar chart, the highest return for a quarter was 14.51% (quarter ending 12/31/98) and the lowest return for a quarter was –12.39% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	7.20%	2.80%	6.73%
Class IB	6.97%	2.63%	6.60%
Russell 3000 Index
(no deduction for fees or expenses)	6.12%	1.58%	9.20%
Putnam Balanced Blended
Benchmark (no deduction for
fees or expenses)	5.47%	4.11%	8.04%

The fund’s performance is compared to the Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies in the Russell universe. The fund’s performance is also compared to the Putnam Balanced Blended Benchmark, a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Lehman Aggregate Bond Index (an unmanaged index of U.S. investment-grade fixed-income securities), 10% the Morgan Stanley Capital International (MSCI) EAFE Index (an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia) and 5% the JP Morgan Developed High Yield Index (an unmanaged index of high-yield fixed-income securities issued in developed countries).

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.70%	N/A	0.21%	0.91%
Class IB	0.70%	0.25%	0.21%	1.16%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 93	$291	$505	$1,122
Class IB	$118	$369	$640	$1,415


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

10    P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VT GLOBAL EQUITY FUND GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GLOBAL STOCKS

We invest mainly in common stocks of companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.


Year-to-date performance through 3/31/06 was 8.16%. During the periods shown in the bar chart, the highest return for a quarter was 48.01% (quarter ending 12/31/99) and the lowest return for a quarter was –25.07% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	9.09%	-2.49%	5.93%
Class IB	8.78%	-2.72%	5.72%
MSCI World Index
(no deduction for fees or expenses)	9.49%	2.18%	7.04%

The fund’s performance is compared to the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of equity securities from developed countries.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.78%	N/A	0.14%	0.92%
Class IB	0.78%	0.25%	0.14%	1.17%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 94	$294	$511	$1,135
Class IB	$120	$373	$645	$1,428


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies.

11   P R O S P E C T U S   O F   T H E  T R U S T

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


Year-to-date performance through 3/31/06 was 3.96%. During the periods shown in the bar chart, the highest return for a quarter was 18.29% (quarter ending 6/30/03) and the lowest return for a quarter was –18.56% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	5.50%	2.71%	8.17%
Class IB	5.23%	2.46%	7.97%
S&P 500/Citigroup Value Index
(no deduction for fees or expenses)	8.71%	4.86%	9.43%

The fund’s performance is compared to the S&P 500/Citigroup Value Index, an unmanaged index of capitalization-weighted stocks chosen for their value orientation. The fund’s performance was previously compared to the S&P 500/Barra Value Index, an unmanaged index of large-cap stocks chosen for their value orientation. S&P has replaced this index, which it will cease calculating, with the S&P 500/Citigroup Value Index. Performance for all prior periods reflects the new index criteria.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.49%	N/A	0.05%	0.54%
Class IB	0.49%	0.25%	0.05%	0.79%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$55	$172	$301	$675
Class IB	$80	$252	$438	$977


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT GROWTH
OPPORTUNITIES FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

12    P R O S P E C T U S   O F   T H E   T R U S T


Year-to-date performance through 3/31/06 was 2.79%. During the periods shown in the bar chart, the highest return for a quarter was 13.22% (quarter ending 12/31/01) and the lowest return for a quarter was –27.56% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(2/1/00)

Class IA	4.34%	-8.76%	-11.26%
Class IB	4.11%	-9.00%	-11.48%
S&P 500 Index (no deduction for
fees or expenses)	4.91%	0.54%	-0.28%
Russell 1000 Growth Index
(no deduction for fees or expenses)	5.26%	-3.58%	-6.35%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance. The fund’s performance is also compared to the Russell 1000 Growth Index, an unmanaged index of those companies in the Russell 1000 Index chosen for their growth orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.29%	0.99%	-0.12%	0.87%
Class IB	0.70%	0.25%	0.29%	1.24%	-0.12%	1.12%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 88	$303	$535	$1,203
Class IB	$114	$381	$669	$1,494


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT HEALTH SCIENCES FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of companies in the health sciences industries. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies we think have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries. We invest mainly in midsized and large companies.

Industry focus. We invest mainly in companies that provide health care services, applied research and development, pharmaceutical products, and medical equipment and supplies, and companies that we believe will grow as a result of their products, patents or other market advantages in the health sciences industries. Events that affect the health sciences industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

13    P R O S P E C T U S   O F   T H E   T R U S T

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

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* The risk of investing in a single group of industries. Investments in the health sciences industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund’s vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater losses and volatility.


* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer companies than a “diversified” fund. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


Year-to-date performance through 3/31/06 was 0.88%. During the periods shown in the bar chart, the highest return for a quarter was 14.57% (quarter ending 3/31/00) and the lowest return for a quarter was –22.55% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	13.50%	-1.46%	4.09%
Class IB	13.20%	-1.70%	3.89%
S&P 500 Index
(no deduction for fees or expenses)	4.91%	0.54%	3.09%
Goldman Sachs Healthcare Index
(no deduction for fees or expenses)	12.11%	0.39%	6.66%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance. The fund’s performance is also compared to the Goldman Sachs Healthcare Index, an unmanaged index of common stock performance within the health-care sector.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.70%	N/A	0.11%	0.81%
Class IB	0.70%	0.25%	0.11%	1.06%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 83	$258	$449	$1,001
Class IB	$108	$337	$584	$1,296


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT HIGH YIELD FUND

GOAL

The fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

MAIN INVESTMENT STRATEGIES — LOWER-RATED BONDS

We invest mainly in bonds that:

* are obligations of U.S. companies

* are below investment-grade in quality and

* have intermediate to long-term maturities (three years or longer).

Under normal circumstances, we invest at least 80% of the fund’s net assets in securities rated below investment-grade.

MAIN RISKS


* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund invests significantly in below investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.


14    P R O S P E C T U S   O F   T H E   T R U S T


* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

Year-to-date performance through 3/31/06 was 2.27%. During the periods shown in the bar chart, the highest return for a quarter was 9.47% (quarter ending 6/30/03) and the lowest return for a quarter was –9.95% (quarter ending 9/30/98). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	3.47%	8.52%	5.89%
Class IB	3.10%	8.21%	5.69%
JP Morgan Developed
High Yield Index
(no deduction for fees or expenses)	2.62%	9.42%	6.91%
JP Morgan Global High Yield Index
(no deduction for fees or expenses)	3.07%	9.57%	7.03%

The fund’s performance is compared to the JP Morgan Developed High Yield Index, an unmanaged index designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market of developed markets. The fund’s performance was previously compared to the JP Morgan Global High Yield Index, an unmanaged index that is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. This index was replaced by the JP Morgan Developed High Yield Index, which is more representative of the types of securities generally held by the fund.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.68%	N/A	0.10%	0.78%	-0.01%	0.77%
Class IB	0.68%	0.25%	0.10%	1.03%	-0.01%	1.02%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 79	$249	$434	$ 969
Class IB	$104	$328	$569	$1,265


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INCOME FUND

GOAL

The fund seeks high current income consistent with what Putnam Management believes to be prudent risk.

MAIN INVESTMENT STRATEGIES — BONDS

We invest mainly in bonds that:

* are obligations of companies and governments worldwide denominated in U.S. dollars

* are either investment-grade or below investment-grade and

* have intermediate to long-term maturities (three years or longer).

MAIN RISKS


* The risk that the issuers of the fund’s investments will not make, or will be perceived as unlikely to make, timely payments of interest and principal. Because the fund may invest significantly in below investment-grade bonds (sometimes referred to as “junk bonds”), it is subject to heightened credit risk. Investors should carefully consider the risks associated with an investment in the fund.


* The risk that movements in financial markets will adversely affect the value of the fund’s investments. This risk includes interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

15    P R O S P E C T U S   O F   T H E   T R U S T

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.


* The risk that the fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

Year-to-date performance through 3/31/06 was –0.46%. During the periods shown in the bar chart, the highest return for a quarter was 4.01% (quarter ending 9/30/01) and the lowest return for a quarter was –3.17% (quarter ending 3/31/96). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	2.60%	5.51%	5.23%
Class IB	2.36%	5.26%	5.04%
Lehman Aggregate Bond Index
(no deduction for fees or expenses)	2.43%	5.87%	6.16%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Lehman Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.61%	N/A	0.10%	0.71%	-0.07%	0.64%
Class IB	0.61%	0.25%	0.10%	0.96%	-0.07%	0.89%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$65	$220	$389	$ 877
Class IB	$90	$299	$524	$1,176


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INTERNATIONAL EQUITY FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — INTERNATIONAL STOCKS

We invest mainly in common stocks of companies outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits.

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

16    P R O S P E C T U S   O F   T H E   T R U S T

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.


Year-to-date performance through 3/31/06 was 9.81%. During the periods shown in the bar chart, the highest return for a quarter was 35.46% (quarter ending 12/31/99) and the lowest return for a quarter was –20.81% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	12.46%	2.08%	9.25%
Class IB	12.20%	1.83%	9.04%
MSCI EAFE Index
(no deduction for fees or expenses)	13.54%	4.55%	5.81%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index of equity securities from developed countries in Western Europe, the Far East and Australasia.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.75%	N/A	0.18%	0.93%
Class IB	0.75%	0.25%	0.18%	1.18%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 95	$297	$516	$1,146
Class IB	$121	$376	$650	$1,439


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES — INTERNATIONAL VALUE STOCKS


We invest mainly in common stocks of companies outside the United States. We invest mainly in value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsized and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets.


To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits.

17    P R O S P E C T U S   O F   T H E   T R U S T

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


Year-to-date performance through 3/31/06 was 9.66%. During the periods shown in the bar chart, the highest return for a quarter was 18.84% (quarter ending 6/30/03) and the lowest return for a quarter was –19.76% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	14.33%	5.62%	9.19%
Class IB	14.10%	5.38%	9.00%
S&P/Citigroup World Ex-U.S. Value
Primary Markets Index
(no deduction for fees or expenses)	16.38%	7.97%	8.35%

The fund’s performance is compared to the S&P/Citigroup World Ex-U.S. Value Primary Markets Index, an unmanaged index of mostly large and some small-cap stocks from developed countries, excluding the United States, chosen for their value orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.80%	N/A	0.21%	1.01%
Class IB	0.80%	0.25%	0.21%	1.26%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$103	$322	$559	$1,239
Class IB	$129	$400	$693	$1,530


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES — INTERNATIONAL GROWTH STOCKS

We invest mainly in common stocks of companies outside the United States. We invest mainly in growth stocks, which are those issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size. We may invest in both established and developing (also known as emerging) markets.

To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits.

18    P R O S P E C T U S   O F   T H E   T R U S T

MAIN RISKS

* The risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


Year-to-date performance through 3/31/06 was 10.64%. During the periods shown in the bar chart, the highest return for a quarter was 57.18% (quarter ending 12/31/99) and the lowest return for a quarter was –22.61% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)
			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	18.64%	2.18%	5.39%
Class IB	18.36%	1.94%	5.19%
S&P/Citigroup World Ex-U.S.
Growth Primary Markets Index
(no deduction for fees or expenses)	16.03%	2.77%	6.03%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P/Citigroup World Ex-U.S. Growth Primary Markets Index, an unmanaged index of mostly large and some small capitalization stocks from developed countries, excluding the United States, chosen for their growth orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	1.00%	N/A	0.25%	1.25%	-0.04%	1.21%
Class IB	1.00%	0.25%	0.25%	1.50%	-0.04%	1.46%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$123	$392	$682	$1,506
Class IB	$149	$470	$814	$1,792


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT INVESTORS FUND

GOAL

The fund seeks long-term growth of capital and any increased income that results from this growth.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in large companies.

19    P R O S P E C T U S   O F   T H E   T R U S T

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.


Year-to-date performance through 3/31/06 was 4.09%. During the periods shown in the bar chart, the highest return for a quarter was 24.67% (quarter ending 12/31/99) and the lowest return for a quarter was –20.15% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	9.03%	–2.03%	1.46%
Class IB	8.81%	–2.25%	1.25%
S&P 500 Index
(no deduction for fees or expenses)	4.91%	0.54%	3.09%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.65%	N/A	0.10%	0.75%
Class IB	0.65%	0.25%	0.10%	1.00%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 76	$239	$416	$ 928
Class IB	$102	$318	$552	$1,226


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT MID CAP VALUE FUND

GOAL

The fund seeks capital appreciation and, as a secondary objective, current income.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in midsized companies of a size similar to those in the Russell Midcap Value Index.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


20    P R O S P E C T U S   O F  T H E   T R U S T

Year-to-date performance through 3/31/06 was 7.69%. During the periods shown in the bar chart, the highest return for a quarter was 12.10% (quarter ending 12/31/04) and the lowest return for a quarter was –0.61% (quarter ending 9/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

		Since
	Past	inception
	1 year	(5/1/03)

Class IA	12.71%	21.56%
Class IB	12.44%	21.27%
Russell Midcap Value Index
(no deduction for fees or expenses)	12.65%	26.29%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Value Index, an unmanaged index of those companies in the Russell Midcap Index chosen for their value orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.70%	N/A	0.25%	0.95%	-0.01%	0.94%
Class IB	0.70%	0.25%	0.25%	1.20%	-0.01%	1.19%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 96	$301	$524	$1,164
Class IB	$121	$380	$658	$1,457


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT MONEY MARKET FUND

GOAL

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

MAIN INVESTMENT STRATEGIES — INCOME

We invest mainly in instruments that:

* are high quality and

* have short-term maturity.

Concentration of investments. We may invest without limit in money market investments from the banking, personal credit and business credit industries. However, we may invest over 25% of the fund’s total assets in money market investments from the personal credit or business credit industries only when we determine that the yields on those investments exceed the yields that are available from eligible investments of issuers in the banking industry. The fund’s shares may be more vulnerable to decreases in value than those of money market funds that invest in issuers in a greater number of industries. To the extent that the fund invests significantly in a particular industry, it runs an increased risk of loss if economic or other developments affecting that industry cause the prices of related money market investments to fall.

At times, the fund and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or determine the fair value of, these investments.

MAIN RISKS

* The risk that the effects of inflation may erode the value of your investment over time.

* The risk that the fund will not maintain a net asset value of $1.00 per share, due to events such as a deterioration in the credit quality of issuers whose securities the fund holds, or an increase in interest rates.


Year-to-date performance through 3/31/06 was 1.00%. During the periods shown in the bar chart, the highest return for a quarter was 1.57% (quarter ending 12/31/00) and the lowest return for a quarter was 0.16% (quarter ending 6/30/04). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.


21    P R O S P E C T U S  O F   T H E  T R U S T


Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	2.79%	1.97%	3.61%
Class IB	2.53%	1.73%	3.44%
Merrill Lynch 91-Day
Treasury Bill Index
(no deduction for fees or expenses)	3.07%	2.34%	3.85%
Lipper Money Market Funds
Average	2.37%	1.59%	3.32%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Merrill Lynch 91-Day Treasury Bill Index, an unmanaged index that seeks to measure the performance of U.S. Treasury bills currently available in the marketplace, and to the Lipper Money Market Funds Average, an arithmetic average of the total return of all Lipper Money Market Funds.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund	Expense
	ment	(12b-1)	Other	Operating	Reimburse-	Net
	Fees	Fees	Expenses	Expenses	ment	Expenses

Class IA	0.45%	N/A	0.11%	0.56%	-0.03%	0.53%
Class IB	0.45%	0.25%	0.11%	0.81%	-0.03%	0.78%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$54	$176	$308	$696
Class IB	$79	$255	$445	$998


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT NEW OPPORTUNITIES FUND GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We may invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


Year-to-date performance through 3/31/06 was 6.69%. During the periods shown in the bar chart, the highest return for a quarter was 49.47% (quarter ending 12/31/99) and the lowest return for a quarter was –29.40% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	10.32%	-4.61%	5.27%
Class IB	10.00%	-4.84%	5.05%
Russell 3000 Growth Index
(no deduction for fees or expenses)	5.17%	–3.15%	6.48%

The fund’s performance is compared to the Russell 3000 Growth Index, an unmanaged index of those companies in the broad-market Russell 3000 Index chosen for their growth orientation.


22    P R O S P E C T U S   O F   T H E   T R U S T


FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.61%	N/A	0.05%	0.66%
Class IB	0.61%	0.25%	0.05%	0.91%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$68	$212	$369	$ 826
Class IB	$93	$291	$506	$1,125


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT NEW VALUE FUND

GOAL

The fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. We invest mainly in midsized and large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


Year-to-date performance through 3/31/06 was 3.95%. During the periods shown in the bar chart, the highest return for a quarter was 21.04% (quarter ending 6/30/03) and the lowest return for a quarter was –19.16% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	6.13%	7.41%	9.14%
Class IB	5.89%	7.14%	8.93%
Russell 3000 Value Index
(no deduction for fees or expenses)	6.85%	5.86%	10.00%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 3000 Value Index, an unmanaged index of those companies in the broad-market Russell 3000 Index chosen for their value orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.68%	N/A	0.08%	0.76%
Class IB	0.68%	0.25%	0.08%	1.01%


23    P R O S P E C T U S   O F   T H E   T R U S T

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 78	$244	$424	$ 945
Class IB	$103	$322	$559	$1,242


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT OTC & EMERGING GROWTH FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks traded in the over-the-counter (“OTC”) market and common stocks of “emerging growth” companies listed on securities exchanges. Emerging growth companies are those we believe have a leading or proprietary position in a growing industry or are gaining market share in an established industry. We invest mainly in small and midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


Year-to-date performance through 3/31/06 was 11.15%. During the periods shown in the bar chart, the highest return for a quarter was 76.22% (quarter ending 12/31/99) and the lowest return for a quarter was –43.76% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/98)

Class IA	8.26%	-9.95%	-5.22%
Class IB	7.86%	-10.18%	-5.41%
Russell 2500 Growth Index
(no deduction for fees or expenses)	8.17%	2.78%	4.24%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2500 Growth Index, an unmanaged index of those companies in the small/mid-cap Russell 2500 Index chosen for their growth orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.70%	N/A	0.22%	0.92%
Class IB	0.70%	0.25%	0.22%	1.17%

24    P R O S P E C T U S   O F   T H E   T R U S T


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 94	$293	$510	$1,133
Class IB	$119	$372	$644	$1,425


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT RESEARCH FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in common stocks of U.S. companies that we think have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time. We also look for the presence of other factors we believe will cause the stock price to rise. We invest mainly in large companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.


Year-to-date performance through 3/31/06 was 4.10%. During the periods shown in the bar chart, the highest return for a quarter was 20.14% (quarter ending 12/31/99) and the lowest return for a quarter was –20.15% (quarter ending 9/30/01).


The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.


Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(9/30/98)

Class IA	5.26%	-1.99%	4.27%
Class IB	4.92%	-2.24%	4.04%
S&P 500 Index
(no deduction for fees or expenses)	4.91%	0.54%	4.45%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the S&P 500 Index, an unmanaged index of common stock performance.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.65%	N/A	0.14%	0.79%
Class IB	0.65%	0.25%	0.14%	1.04%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 81	$252	$438	$ 976
Class IB	$106	$330	$573	$1,272


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT SMALL CAP VALUE FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — VALUE STOCKS

We invest mainly in common stocks of U.S. companies with a focus on value stocks. Value stocks are those we believe are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. Under normal circumstances, we invest at

25    P R O S P E C T U S   O F   T H E   T R U S T

least 80% of the fund’s net assets in small companies of a size similar to those in the Russell 2000 Value Index.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


Year-to-date performance through 3/31/06 was 12.20%. During the periods shown in the bar chart, the highest return for a quarter was 23.92% (quarter ending 6/30/03) and the lowest return for a quarter was –21.64% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(4/30/99)

Class IA	7.30%	14.60%	15.07%
Class IB	7.03%	14.31%	14.81%
Russell 2000 Value Index
(no deduction for fees or expenses)	4.71%	13.55%	13.44%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell 2000 Value Index, an unmanaged index of those companies in the small-cap Russell 2000 Index chosen for their value orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.76%	N/A	0.08%	0.84%
Class IB	0.76%	0.25%	0.08%	1.09%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 86	$269	$468	$1,041
Class IB	$111	$348	$603	$1,336


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

GOAL

The fund seeks capital growth and current income.

MAIN INVESTMENT STRATEGIES — STOCKS

We invest mainly in a combination of stocks and bonds of companies in the utilities industries that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on a company. We may also consider other factors we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity and debt investments of companies in the utilities industries. These are companies that, in our view, derive at least 50% of their assets, revenues or profits from producing or distributing electric, gas or other types of energy, supplying water, or providing telecommunications services such as telephone, microwave or other media (but not public broadcasting). We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We invest mainly in large companies.

Industry focus. We invest mainly in companies that produce or distribute a product or service to both residential and industrial customers, such as electricity, gas or other types of energy, supply water or provide telecommunications services (except public broadcasting). Events that affect these public utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a

26    P R O S P E C T U S   O F   T H E   T R U S T

number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform.

* The risk of investing in a single group of industries. Investments in the utilities industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors. This increases the fund’s vulnerability to factors affecting a single group of industries. This risk is significantly greater than for a fund that invests in a broader range of industries, and may result in greater fund losses and volatility.

* The risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of the fund’s fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risks of investing in fewer issuers than a fund that invests more broadly. The fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer companies than a “diversified” fund. The fund’s ability to invest in fewer issuers increases the fund’s vulnerability to factors affecting a single investment; therefore, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


Year-to-date performance through 3/31/06 was 0.60%. During the periods shown in the bar chart, the highest return for a quarter was 18.66% (quarter ending 6/30/03) and the lowest return for a quarter was –18.36% (quarter ending 9/30/02). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	8.87%	-0.32%	6.88%
Class IB	8.58%	-0.56%	6.68%
S&P Utilities Index
(no deduction for fees or expenses)	16.84%	-2.24%	6.79%

The fund’s performance is compared to the S&P Utilities Index, an unmanaged index of common stocks issued by utility companies.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.70%	N/A	0.14%	0.84%
Class IB	0.70%	0.25%	0.14%	1.09%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 85	$267	$463	$1,032
Class IB	$111	$345	$598	$1,327


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

27    P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VT VISTA FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized companies.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.


Year-to-date performance through 3/31/06 was 9.40%. During the periods shown in the bar chart, the highest return for a quarter was 41.28% (quarter ending 12/31/99) and the lowest return for a quarter was –32.08% (quarter ending 9/30/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

			Since
	Past	Past	inception
	1 year	5 years	(1/2/97)

Class IA	12.48%	-3.72%	6.67%
Class IB	12.15%	-3.95%	6.48%
Russell Midcap Growth Index
(no deduction for fees or expenses)	12.10%	1.38%	8.56%

The fund’s performance for portions of the period benefited from Putnam Management’s agreement to limit the fund’s expenses. The fund’s performance is compared to the Russell Midcap Growth Index, an unmanaged index of those companies in the Russell Midcap Index chosen for their growth orientation.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.65%	N/A	0.09%	0.74%
Class IB	0.65%	0.25%	0.09%	0.99%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$ 75	$235	$409	$ 914
Class IB	$101	$314	$545	$1,211


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

PUTNAM VT VOYAGER FUND

GOAL

The fund seeks capital appreciation.

MAIN INVESTMENT STRATEGIES — GROWTH STOCKS

We invest mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that we believe are fast-growing and whose earnings we believe are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. We invest mainly in midsized and large companies, although we can invest in companies of any size.

MAIN RISKS

* The risk that the stock price of one or more of the companies in the fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

* The risk that movements in financial markets will adversely affect the price of the fund’s investments, regardless of how well the companies in which we invest perform. The market as a whole may not favor the types of investments we make.

28    P R O S P E C T U S   O F   T H E   T R U S T


Year-to-date performance through 3/31/06 was 2.32%. During the periods shown in the bar chart, the highest return for a quarter was 41.38% (quarter ending 12/31/99) and the lowest return for a quarter was –18.88% (quarter ending 3/31/01). The returns above and the average annual total returns below do not reflect insurance-related charges or expenses. If they did, performance would be less than that shown.

Average Annual Total Returns
(for periods ending 12/31/05)

	Past	Past	Past
	1 year	5 years	10 years

Class IA	5.94%	-4.36%	6.52%
Class IB	5.69%	-4.59%	6.31%
Russell 1000 Growth Index
(no deduction for fees or expenses)	5.26%	-3.58%	6.73%
S&P 500 Index
(no deduction for fees or expenses)	4.91%	0.54%	9.07%

The fund’s performance is compared to the Russell 1000 Growth Index, an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their growth orientation, and to the S&P 500 Index, an unmanaged index of common stock performance.

FEES AND EXPENSES

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

				Total
		Distri-		Annual
	Manage-	bution		Fund
	ment	(12b-1)	Other	Operating
	Fees	Fees	Expenses	Expenses

Class IA	0.57%	N/A	0.06%	0.63%
Class IB	0.57%	0.25%	0.06%	0.88%


EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts using standard assumptions described in the introduction under “Fund summaries” above.

	1 year	3 years	5 years	10 years

Class IA	$64	$201	$349	$ 782
Class IB	$89	$280	$486	$1,082


The fees and expenses information above does not reflect insurance-related charges or expenses. If it did, expenses would be higher than those shown.

What are the funds’ main
investment strategies and
related risks?

We generally manage the funds in styles similar to certain funds in the retail Putnam family of funds. However, the counterpart funds will not have identical portfolios or investment results, since we may employ different investment practices and invest in different securities for them.

Any investment carries with it some level of risk that generally reflects its potential for reward. This section provides additional information on the investment strategies and related risks that are identified for each fund in “Fund summaries” at the beginning of this prospectus and discusses investment strategies and related risks that are common to a number of the funds. Not every investment strategy listed below applies to each fund. Please refer to your fund’s strategy in the fund summaries section to determine which risks apply to your fund.


* Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it. Seeking


29    P R O S P E C T U S  O F   T H E   T R U S T

earnings growth may result in significant investments in the technology sector, which may be subject to greater volatility than other sectors of the economy. Emerging growth companies may have limited product lines, markets or financial resources. Their stocks may trade less frequently and in limited volumes, and are subject to greater volatility.

Companies we believe are undergoing positive change and whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

We will consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

* Small and midsized companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsized companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.


For Putnam VT Mid Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell Midcap Value Index. As of March 31, 2006, the index was composed of companies having a market capitalization of between approximately $0.6 billion and $22.1 billion.

 For Putnam VT Small Cap Value Fund, we invest mostly in companies of a size similar to those in the Russell 2000 Value Index. As of March 31, 2006, the index was composed of companies having a market capitalization of between approximately $29 million and $4.2 billion.


* Foreign investments. Each of the funds may invest in securities of foreign issuers. Foreign investments involve certain special risks, including:


*Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

*Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

*Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

*Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

*Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

*Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

*Lower yield: Common stocks of foreign companies have historically offered lower dividends than stocks of comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.

*Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.


For Putnam VT Diversified Income Fund, we consider a foreign company to be one that is domiciled outside the U.S. or has its principal operations located outside the U.S.

For Putnam VT Income Fund, we may invest in U.S. dollar-denominated fixed-income securities of foreign issuers.

For Putnam VT Money Market Fund, we may invest in money market instruments of foreign issuers that are denominated in U.S. dollars.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also

30    P R O S P E C T U S   O F   T H E   T R U S T

more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

* Fixed-income investments. Fixed-income securities, which typically pay an unchanging rate of interest or dividends, include bonds and other debt. Each of the funds may invest in fixed-income securities. The value of a fixed-income investment may fall as a result of factors directly relating to the issuer of the security, such as decisions made by its management or a reduction in its credit rating. An investment’s value may also fall because of factors affecting not just the issuer, but other issuers, such as increases in production costs. The value of an investment may also be affected by general changes in financial market conditions, such as changing interest rates or currency exchange rates.

We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

“Premium” investments offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

For Putnam VT Money Market Fund, average portfolio maturity will not exceed 90 days and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.


* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.


For Putnam VT Income Fund, we invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT The George Putnam Fund of Boston and Putnam VT Utilities Growth and Income Fund, we invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. For Putnam VT The George Putnam Fund of Boston, we may invest in non-investment-grade investments and for Putnam VT Utilities Growth and Income Fund, we may invest up to 20% of the fund’s total assets in below investment-grade investments. However, for Putnam VT The George Putnam Fund of Boston and Putnam VT Utilities Growth and Income Fund, we will not invest in securities rated lower than B or its equivalent by each rating agency rating the investment, or unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

For Putnam VT High Yield Fund, we invest mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.


For Putnam VT Diversified Income Fund and Putnam VT Global Asset Allocation Fund, we may invest up to 70% and 40%, respectively, of the fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, including investments in the lowest rating category of the rating agency, and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.


31    P R O S P E C T U S   O F   T H E   T R U S T

For Putnam VT High Yield Fund, Putnam VT Diversified Income Fund, and Putnam VT Global Asset Allocation Fund, we may invest up to 15%, 5% and 5%, respectively, of the fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments and unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

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Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

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Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objectives may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

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 Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others, such as federal agency bonds, are backed only by the credit of the issuer. Mortgage-backed and asset-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

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For Putnam VT Money Market Fund, we buy only high quality investments. These are:

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*rated in one of the two highest categories by at least two nationally recognized rating services,

*rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating), or

*unrated investments that we determine are of equivalent quality.

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The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

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* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of a fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements.

* Money market investments. These include certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers’ acceptances.

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32    P R O S P E C T U S   O F   T H E   T R U S T

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For Putnam VT Money Market Fund, we buy bankers’ acceptances only if they are issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders will be notified.

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* Illiquid investments. We may invest up to 15% (up to 10% for Putnam VT Money Market Fund) of a fund’s assets in illiquid investments, which may be considered speculative. Illiquid investments are investments that may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell a fund’s illiquid investments when we consider it is desirable to do so or we may be able to sell them only at less than their market value.

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* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivative positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s statement of additional information (SAI).

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* Floating rate loans. We may invest in floating rate loans. Putnam VT Diversified Income Fund may invest significantly in these loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major U.S. banks. While most floating rate loans are below investment grade in quality, most also are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

Although the market for the types of floating rate loans in which the fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, or hybrid and structured bonds and notes, which may be subject to other risks, as described in the SAI.

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* Alternative strategies. Under normal market conditions, we keep each fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative

33    P R O S P E C T U S   O F   T H E   T R U S T

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strategies that are mainly designed to limit losses, including, for funds that invest significantly outside the United States, investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the affected fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trust’s Trustees may change any of the funds’ goals, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the funds of brokerage commissions. The following table shows the brokerage commissions that were paid by each fund during the year in dollar amounts and as a percentage of the fund’s average net assets. The table also shows commissions that were paid by each fund during the year to brokers who also provided research services in dollar amounts and as a percentage of the fund’s average net assets.

				Commissions paid
		Brokerage	Commissions paid	to brokers
	Brokerage	commissions	to brokers	who also provided
	commissions	(% of average	who also provided	research services
Fund name	($)	net assets)	research services ($)	(% of average net assets)

Putnam VT American Government Income Fund	$20,124	0.01%	—	—

Putnam VT Capital Appreciation Fund	$121,935	0.24%	$30,761	0.06%

Putnam VT Capital Opportunities Fund	$73,435	0.26%	$13,843	0.05%

Putnam VT Discovery Growth Fund	$ 154,222	0.34%	$43,381	0.10%

Putnam VT Diversified Income Fund	$35,040	0.01%	—	—

Putnam VT Equity Income Fund	$196,372	0.12%	$58,373	0.03%

Putnam VT The George Putnam Fund of Boston	$527,526	0.07%	$121,655	0.02%

Putnam VT Global Asset Allocation Fund	$474,284	0.12%	$53,081	0.01%

Putnam VT Global Equity Fund	$1,191,448	0.19%	$302,995	0.05%

Putnam VT Growth and Income Fund	$5,968,131	0.12%	$1,592,887	0.03%

Putnam VT Growth Opportunities Fund	$139,576	0.23%	$29,622	0.05%

Putnam VT Health Sciences Fund	$194,452	0.06%	$36,809	0.01%

Putnam VT High Yield Fund	—	—	—	—

Putnam VT Income Fund	$58,022	0.01%	—	—

Putnam VT International Equity Fund	$2,469,143	0.26%	$1,017,562	0.11%

Putnam VT International Growth and Income Fund	$736,861	0.21%	$246,167	0.07%

Putnam VT International New Opportunities Fund	$629,608	0.27%	$193,324	0.08%

Putnam VT Investors Fund	$1,253,350	0.24%	$283,196	0.05%

Putnam VT Mid Cap Value Fund	$154,947	0.23%	$40,711	0.06%

Putnam VT Money Market Fund	—	—	—	—

Putnam VT New Opportunities Fund	$2,171,775	0.14%	$611,704	0.04%

Putnam VT New Value Fund	$716,450	0.11%	$207,498	0.03%

Putnam VT OTC & Emerging Growth Fund	$365,360	0.40%	$98,736	0.11%

Putnam VT Research Fund	$438,718	0.20%	$96,253	0.04%

Putnam VT Small Cap Value Fund	$1,116,734	0.14%	$301,364	0.04%

Putnam VT Utilities Growth and Income Fund	$456,083	0.11%	$100,346	0.02%

Putnam VT Vista Fund	$702,596	0.14%	$182,569	0.04%

Putnam VT Voyager Fund	$5,646,714	0.23%	$1,584,095	0.06%

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34    P R O S P E C T U S   O F   T H E   T R U S T

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Although brokerage commissions and other portfolio transaction costs are not reflected in the funds’ Total Annual Fund Operating Expenses or Net Expenses ratios (as shown in the Annual Fund Operating Expenses table in each fund’s “Fees and expenses” section), they are reflected in each fund’s total return. Combining the brokerage commissions paid by each fund during the last fiscal year (as a percentage of the fund’s average net assets) with the fund’s Total Annual Fund Operating Expenses ratio or Net Expenses ratio (if applicable) for class IA shares results in the following “combined cost ratio” as a percentage of the fund’s average net assets for class IA shares for the last fiscal year.

	Combined		Combined
Fund name	Cost Ratio*	Fund name	Cost Ratio*

Putnam VT American Government Income Fund	0.65%	Putnam VT International Equity Fund	1.19%

Putnam VT Capital Appreciation Fund	1.12%	Putnam VT International Growth and Income Fund	1.22%

Putnam VT Capital Opportunities Fund	1.18%	Putnam VT International New Opportunities Fund	1.48%

Putnam VT Discovery Growth Fund	1.22%	Putnam VT Investors Fund	0.99%

Putnam VT Diversified Income Fund	0.82%	Putnam VT Mid Cap Value Fund	1.17%

Putnam VT Equity Income Fund	0.93%	Putnam VT Money Market Fund	0.53%

Putnam VT The George Putnam Fund of Boston	0.80%	Putnam VT New Opportunities Fund	0.80%

Putnam VT Global Asset Allocation Fund	1.03%	Putnam VT New Value Fund	0.87%

Putnam VT Global Equity Fund	1.11%	Putnam VT OTC & Emerging Growth Fund	1.32%

Putnam VT Growth and Income Fund	0.66%	Putnam VT Research Fund	0.99%

Putnam VT Growth Opportunities Fund	1.10%	Putnam VT Small Cap Value Fund	0.98%

Putnam VT Health Sciences Fund	0.87%	Putnam VT Utilities Growth and Income Fund	0.95%

Putnam VT High Yield Fund	0.77%	Putnam VT Vista Fund	0.88%

Putnam VT Income Fund	0.65%	Putnam VT Voyager Fund	0.86%

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*The combined cost ratio does not reflect insurance-related charges or expenses. If it did, the ratios would be higher than those shown

Additional information regarding Putnam’s brokerage selection procedures is included in the SAI.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund’s transaction costs, they do not reflect any undisclosed amount of profit or “mark-up” included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund’s purchase and sale transactions may change the market price for an investment (the “market impact”).

Another factor in transaction costs is a fund’s portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the past five years, each fund’s fiscal year portfolio turnover rate was as follows:

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Portfolio Turnover	2005	2004	2003	2002	2001

Putnam VT American Government Income Fund	420%	310%	553%	517%	262%

Putnam VT Capital Appreciation Fund	132%	140%	144%	166%	102%

Putnam VT Capital Opportunities Fund	133%	163%	163%*	—	—

Putnam VT Discovery Growth Fund	147%	107%	82%	92%	110%

Putnam VT Diversified Income Fund	115%	79%	104%	176%	139%

Putnam VT Equity Income Fund	59%	89%	113%*	—	—

Putnam VT The George Putnam Fund of Boston	140%	148%	144%	128%	335%

Putnam VT Global Asset Allocation Fund	145%	157%	155%	105%	188%

Putnam VT Global Equity Fund	76%	77%	88%	173%	186%

Putnam VT Growth and Income Fund	56%	29%	33%	36%	33%

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35    P R O S P E C T U S   O F   T H E   T R U S T

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Portfolio Turnover	2005	2004	2003	2002	2001

Putnam VT Growth Opportunities Fund	155%	57%	59%	63%	83%

Putnam VT Health Sciences Fund	31%	48%	64%	74%	53%

Putnam VT High Yield Fund	43%	50%	75%	68%	82%

Putnam VT Income Fund	336%	402%	287%	400%	251%

Putnam VT International Equity Fund	86%	63%	71%	53%	70%

Putnam VT International Growth and Income Fund	74%	59%	72%	99%	154%

Putnam VT International New Opportunities Fund	91%	140%	136%	137%	199%

Putnam VT Investors Fund	114%	85%	73%	123%	98%

Putnam VT Mid Cap Value Fund	87%	145%	117%*	—	—

Putnam VT Money Market Fund	—	—	—	—	—

Putnam VT New Opportunities Fund	56%	116%	44%	69%	72%

Putnam VT New Value Fund	56%	52%	60%	60%	75%

Putnam VT OTC & Emerging Growth Fund	148%	124%	72%	68%	117%

Putnam VT Research Fund	95%	106%	117%	155%	146%

Putnam VT Small Cap Value Fund	43%	39%	36%	52%	37%

Putnam VT Utilities Growth and Income Fund	38%	32%	38%	43%	93%

Putnam VT Vista Fund	71%	93%	91%	78%	113%

Putnam VT Voyager Fund	119%	49%	47%	91%	105%

* Not annualized.
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The funds may buy and sell investments relatively often. Both a fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance.

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* Portfolio holdings. The SAI includes a description of the funds’ policies with respect to the disclosure of their portfolio holdings. For information on a fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on “Annuities.” Each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and the full portfolio holdings of each fund except Putnam VT Money Market Fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information.

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Who manages the funds?

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The Trust’s Trustees oversee the general conduct of each fund’s business. The Trustees have retained Putnam Management to be the funds’ investment manager, responsible for making investment decisions for the funds and managing the funds’ other affairs and business. The basis for the Trustees’ approval of the Trust’s management contract and the sub-management contract described below is discussed in the Trust’s annual report to shareholders dated December 31, 2005. Each fund pays Putnam Management a quarterly management fee (monthly for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund) for these services based on the fund’s average net assets. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Each fund paid Putnam Management management fees in the following amounts (reflected as a percentage of average net assets for each fund’s last fiscal year after giving effect to applicable waivers):

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Management
Putnam VT Fund	Fees

Putnam VT American Government Income Fund	0.48%

Putnam VT Capital Appreciation Fund	0.53%

Putnam VT Capital Opportunities Fund	0.41%

Putnam VT Discovery Growth Fund	0.41%

Putnam VT Diversified Income Fund	0.66%

Putnam VT Equity Income Fund	0.64%

Putnam VT The George Putnam Fund of Boston	0.61%

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36    P R O S P E C T U S   O F   T H E   T R U S T

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Management
Putnam VT Fund	Fees

Putnam VT Global Asset Allocation Fund	0.69%

Putnam VT Global Equity Fund	0.78%

Putnam VT Growth and Income Fund	0.49%

Putnam VT Growth Opportunities Fund	0.58%

Putnam VT Health Sciences Fund	0.70%

Putnam VT High Yield Fund	0.66%

Putnam VT Income Fund	0.51%

Putnam VT International Equity Fund	0.75%

Putnam VT International Growth and Income Fund	0.80%

Putnam VT International New Opportunities Fund	0.96%

Putnam VT Investors Fund	0.65%

Putnam VT Mid Cap Value Fund	0.68%

Putnam VT Money Market Fund	0.42%

Putnam VT New Opportunities Fund	0.61%

Putnam VT New Value Fund	0.68%

Putnam VT OTC & Emerging Growth Fund	0.69%

Putnam VT Research Fund	0.65%

Putnam VT Small Cap Value Fund	0.76%

Putnam VT Utilities Growth and Income Fund	0.69%

Putnam VT Vista Fund	0.65%

Putnam VT Voyager Fund	0.57%

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With respect to Putnam VT Diversified Income Fund, Putnam VT Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund, Putnam Management has retained its affiliate, Putnam Investments Limited (“PIL”), to manage a separate portion of the assets of each fund. Subject to the supervision of Putnam Management, PIL is responsible for making investment decisions for the portion of the assets of the funds that it manages. PIL provides a full range of international investment advisory services to institutional and retail clients.

Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the following annual rates:

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Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund: 0.35% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL.

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Putnam VT Diversified Income Fund and Putnam VT High Yield Fund: 0.40% of the average aggregate net asset value of the portion of the assets of the fund managed by PIL.

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PIL’s address is Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Investment management teams. Putnam Management’s and PIL’s investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the team(s) identified after the name of each fund manage the fund’s investments. The names of all team members can be found at www.putnam.com.

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The team members identified as the fund’s Portfolio Leader(s) and Portfolio Member(s) coordinate the teams’ efforts related to each fund and are primarily responsible for the day-to-day management of the fund’s portfolio. In addition to these individuals, the teams also include other investment professionals, whose analysis, recommendations and research inform investment decisions made for the fund.

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

Core Fixed-Income Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin Cronin	2000	Putnam	Head of Investments;
		Management	Chief Investment Officer,
		1997 - Present	Core Fixed Income, Fixed
Income Money Market and
Tax Exempt Fixed
Income Teams

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Rob Bloemker	2002	Putnam	Team Leader, Mortgage
		Management	and Government
		1999 - Present	Previously, Mortgage
Specialist

Daniel Choquette	2005	Putnam	Mortgage Specialist
Management
2002 - Present
		Lehman Brothers	Fixed Income
		Prior to Sept. 2002	Derivatives Trader

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During the fiscal year ended December 31, 2005, Portfolio Member Daniel Choquette joined the fund’s management team. Kevin Cronin has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

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PUTNAM VT CAPITAL APPRECIATION FUND

U.S. Core and U.S. Small- and Mid-Cap Core Teams

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

James Wiess	2004	Putnam	Chief Investment Officer,
		Management	U.S. Core Team
		2000 - Present	Previously, Senior
Portfolio Manager

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Richard Cervone	2004	Putnam	Portfolio Manager
		Management	Previously, Analyst
1998 - Present

Joseph Joseph	1999	Putnam	Chief Investment Officer,
		Management	Global Core Small
		1994 - Present	Cap Team
Previously, Director, Global
Core Small Cap Team

During the fiscal year ended December 31, 2005, James Wiess became the fund’s Portfolio Leader and Portfolio Leader Joshua Brooks left the fund’s management team. After the fund’s fiscal year-end, Portfolio Member James Yu left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Michael Nance (May 2002 to August 2004).

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PUTNAM VT CAPITAL OPPORTUNITIES FUND

U.S. Small- and Mid-Cap Core Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Joseph Joseph	2003	Putnam	Chief Investment Officer,
		Management	Global Core Small
		1994 - Present	Cap Team
Previously, Director, Global
Core Small Cap Team

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Tinh Bui	2003	Putnam	Portfolio Manager
Management
2001 - Present

		PPM America, Inc.	Portfolio Manager
Prior to Aug. 2001

John Ferry	2004	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1998 - Present	Analyst

Gerald Moore	2003	Putnam	Senior Portfolio Manager
		Management	Previously, Portfolio
		1997 - Present	Manager

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No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2005. Joseph Joseph has served as Portfolio Leader of the fund since its inception.

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PUTNAM VT DISCOVERY GROWTH FUND

Large-Cap Growth and Small and Emerging Growth Teams

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Richard Weed	2004	Putnam	Senior Portfolio Manager
		Management
		2000 - Present

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Robert Ginsberg	2005	Putnam	Portfolio Manager
		Management
		2004 - Present

		Delaware	Portfolio Manager
		Investments
		Prior to Aug. 2004

Raymond Haddad	2004	Putnam	Portfolio Manager
		Management	Previously, Analyst
		2000 - Present

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During the fiscal year ended December 31, 2005, Portfolio Member Robert Ginsberg joined the fund’s management team and Portfolio Member David Santos left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Roland Gillis (May 2002 to September 2004).

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PUTNAM VT DIVERSIFIED INCOME FUND

Core Fixed-Income and Core Fixed-Income High-Yield Teams

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

D. William Kohli	1994	Putnam	Director of Core Fixed
		Management	Income
1994 - Present

	Joined		Positions Over
Portfolio Members Fund		Employer	Past Five Years

Rob Bloemker	2005	Putnam	Team Leader, Mortgage
		Management	and Government
		1999 - Present	Previously, Mortgage
Specialist

Jeffrey Kaufman	2005	Putnam	Team Leader, Emerging
		Management	Markets
		1998 - Present	Previously, Director of
Emerging Market Debt

Paul Scanlon	2005	Putnam	Team Leader, U.S. High
		Management	Yield
		1999 - Present	Previously, Portfolio
Manager; Analyst

David Waldman	1998	Putnam	Director of Fixed Income
		Management	Quantitative Research
1997 - Present

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During the fiscal year ended December 31, 2005, Portfolio Members Rob Bloemker, Jeffrey Kaufman and Paul Scanlon joined the fund’s management team, and Portfolio Member Stephen Peacher left the fund’s management team. D. William Kohli has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

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38    P R O S P E C T U S   O F   T H E   T R U S T

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PUTNAM VT EQUITY INCOME FUND

Large-Cap Value and Core Fixed-Income Teams

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Bartlett Geer	2003	Putnam	Senior Portfolio Manager
Management
2000 – Present

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Kevin Cronin	2003	Putnam	Head of Investments;
		Management	Chief Investment Officer,
		1997 - Present	Core Fixed Income, Fixed
Income Money Market
and Tax Exempt Fixed
Income Teams

Austin Kairnes	2006	Putnam	Portfolio Manager
Management
2006 - Present
		Independence	Director of Quantitative
		Investments	Strategies
		Prior to March 2006	Previously, Quantitative
Equity Analyst/
Portfolio Manager

No changes in the fund’s Portfolio Leader or Portfolio Members occurred during the fiscal year ended December 31, 2005. After the fund’s fiscal year-end, Portfolio Member Austin Kairnes joined the fund’s management team and Portfolio Member Jeanne Mockard left the fund’s management team. Bartlett Geer has served as Portfolio Leader of the fund since its inception.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

Large-Cap Value, Core Fixed-Income and Global Asset
Allocation Teams

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Jeanne Mockard	2000	Putnam	Senior Portfolio Manager
Management
1985 - Present

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Geoffrey Kelley	2006	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1994 - Present	Portfolio Specialist

Jeffrey Knight	2001	Putnam	Chief Investment Officer,
		Management	Global Asset Allocation
		1993 - Present	Team

Raman Srivastava	2004	Putnam	Portfolio Manager
		Management	Previously, Portfolio
		1999 - Present	Construction Specialist;
Quantitative Analyst

During the fiscal year ended December 31, 2005, Portfolio Member Michael Abata joined the fund’s management team. After the fund’s fiscal year-end, Portfolio Member Geoffrey Kelley joined the fund’s management team and Portfolio Members Michael Abata and Kevin Cronin left the fund’s management team. Jeanne Mockard has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Global Asset Allocation Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Jeffrey Knight	2002	Putnam	Chief Investment Officer,
		Management	Global Asset Allocation
		1993 - Present	Team

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Robert Kea	2002	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1989 - Present	Analyst

Robert Schoen	2002	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1997 - Present	Analyst


During the fiscal year ended December 31, 2005, Portfolio Member Bruce MacDonald left the fund’s management team. Jeffrey Knight has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

PUTNAM VT GLOBAL EQUITY FUND

Global Core Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Shigeki Makino	2002	Putnam	Chief Investment Officer,
		Management	Global Core Team
		2000 - Present	Previously, Senior
Portfolio Manager

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Mark Bogar	2002	Putnam	Portfolio Manager
		Management	Previously, Analyst
1998 - Present

David Gerber	2003	Putnam	Portfolio Manager
		Management	Previously, Portfolio
		1996 - Present	Construction Specialist;
Senior Portfolio Associate

Bradford Greenleaf 2004		Putnam	Portfolio Manager
Management
2004 - Present
		Independence	Director of International
		Investments	Equities
Prior to Oct. 2003

During the fiscal year ended December 31, 2005, Portfolio Member Joshua Brooks left the fund’s management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Paul Warren (May 2002 to January 2004).


39    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VT GROWTH AND INCOME FUND

Large-Cap Value Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Hugh Mullin	1996	Putnam	Senior Portfolio Manager
Management
1986 - Present

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Joshua Brooks	2004	Putnam	Deputy Head of
		Management	Investments; Chief
		2003 - Present	Investment Officer, Large
Cap Equities
Previously, Chief
Investment Officer, U.S.
Core and Core Equities
Teams; Director, Global
Equity Research Team
		Delaware	Chief Investment Officer,
		Investments	Value Investing
Prior to April 2003

David King	1993	Putnam	Senior Portfolio Manager
Management
1983 - Present

Christopher Miller	2000	Putnam	Senior Portfolio Manager
		Management	Previously, Portfolio
		1998 - Present	Manager

During the fiscal year ended December 31, 2005, Portfolio Member Joshua Brooks joined the fund’s management team. Hugh Mullin has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

PUTNAM VT GROWTH OPPORTUNITIES FUND

Large-Cap Growth Team

	Joined	Positions Over
Portfolio Leaders Employer	Fund	Past Five Years

Robert Ginsberg	2005 Putnam	Portfolio Manager
Management
2004 - Present
	Delaware	Portfolio Manager
Investments
Prior to Aug. 2004

Kelly Morgan	2005 Putnam	Chief Investment Officer,
	Management	Large Cap Growth Team
	1996 - Present	Previously, Director, Global
Equity Research Team;
Associate Director, Global
Equity Research Team;
Director, Global Growth
Team


During the fiscal year ended December 31, 2005, Portfolio Leaders Robert Ginsberg and Kelly Morgan and Portfolio Member Saba Malak joined the fund’s management team, and Portfolio Leader Brian O’Toole and Portfolio Member David Santos left the fund’s management team. After the fund’s fiscal year-end, Portfolio Member Saba Malak left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Jeffrey Lindsey (May 2002 to June 2002).

PUTNAM VT HEALTH SCIENCES FUND

Global Equity Research Team

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Sheba Alexander	2005	Putnam	Analyst and Sector Team
		Management	Leader, Global Equity
		2001 - Present	Research Team
Previously, Analyst

Kelsey Chen	2005	Putnam	Analyst and Sector Team
		Management	Leader, Global Equity
		2000 - Present	Research Team
Previously, Analyst


During the fiscal year ended December 31, 2005, Portfolio Leaders Sheba Alexander and Kelsey Chen joined the fund’s management team. From March 2004 through January 2005, the fund was managed by the Global Equity Research Team without any designated Portfolio Leaders or Portfolio Members. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Terry Norchi (May 2002; October 2002 to February 2004) and Kelly Morgan (June 2002 to September 2002).

PUTNAM VT HIGH YIELD FUND

Core Fixed-Income High-Yield Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Paul Scanlon	2002	Putnam	Team Leader, U.S. High
		Management	Yield
		1999 - Present	Previously, Portfolio
Manager; Analyst

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Norman Boucher	2005*	Putnam	Portfolio Manager
		Investments	Previously,
		Limited	Trader; Analyst
1998 - Present

Robert Salvin	2005	Putnam	Portfolio Manager
		Management	Previously, Analyst;
		2000 - Present	Equity Capital
Market Specialist

* Mr. Boucher also served from 2002 — 2004.

40    P R O S P E C T U S   O F   T H E   T R U S T


During the fiscal year ended December 31, 2005, Paul Scanlon became the fund’s Portfolio Leader, Portfolio Members Norman Boucher, Geoffrey Kelley and Robert Salvin joined the fund’s management team, and Portfolio Leader Stephen Peacher and Portfolio Member Rosemary Thomsen left the fund’s management team. After the fund’s fiscal year-end, Portfolio Member Geoffrey Kelley left the fund’s management team.

PUTNAM VT INCOME FUND

Core Fixed-Income Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin Cronin	2002	Putnam	Head of Investments;
		Management	Chief Investment Officer,
		1997 - Present	Core Fixed Income, Fixed
Income Money Market and
Tax Exempt Fixed Income
Teams

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Rob Bloemker	2002	Putnam	Team Leader, Mortgage
		Management	and Government
		1999 - Present	Previously, Mortgage
Specialist

Kevin Murphy	2005	Putnam	Team Leader, High Grade
		Management	Credit and Core Fixed
		1999 - Present	Income Teams
Previously, Investment
Strategist

Raman Srivastava	2005	Putnam	Portfolio Manager
		Management	Previously, Portfolio
		1999 - Present	Construction Specialist;
Quantitative Analyst


During the fiscal year ended December 31, 2005, Portfolio Members Kevin Murphy and Raman Srivastava joined the fund’s management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include James Prusko (May 2002 to June 2002).

PUTNAM VT INTERNATIONAL EQUITY FUND

International Core Team

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Joshua Byrne	2000	Putnam	Co-Chief Investment
		Management	Officer, International
		1992 - Present	Core Team
Previously, Senior
Portfolio Manager;
Portfolio Manager

Simon Davis	2000	Putnam	Co-Chief Investment
		Investments	Officer, International
		Limited	Core Team
		2000 - Present	Previously, Director,
International Equity Team;
Senior Portfolio Manager;
Portfolio Manager

During the fiscal year ended December 31, 2005, Portfolio Members Stephen Oler and George Stairs left the fund’s management team. After the fund’s fiscal year-end, Portfolio Member Mark Pollard left the fund’s management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Omid Kamshad (May 2002 to October 2003).

PUTNAM VT INTERNATIONAL GROWTH AND
INCOME FUND

International Value Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Pamela Holding	2001	Putnam	Senior Portfolio Manager
		Management	Previously, Associate
		1995 - Present	Director of Research;
Portfolio Manager;
Director of European
Research

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Darren Jaroch	2005	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1999 - Present	Analyst; Research
Associate; Business Analyst

During the fiscal year ended December 31, 2005, Portfolio Member Darren Jaroch joined the fund’s management team and Portfolio Members J. Frederick Copper and George Stairs left the fund’s management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include George Stairs (September 2002 to August 2004) and Colin Moore (May 2002 to August 2002).


41     P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

International Growth Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Stephen Dexter	1999	Putnam	Chief Investment Officer,
		Management	International Growth Team
		1999 - Present	Previously, Director,
International Equity Team;
Senior Portfolio Manager

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Denise Selden	2003	Putnam	Portfolio Manager
		Management	Previously, Institutional
		1998 - Present	Portfolio Manager

During the fiscal year ended December 31, 2005, Portfolio Member Peter Hadden left the fund’s management team. Stephen Dexter has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

PUTNAM VT INVESTORS FUND

U.S. Core Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

James Wiess	2002	Putnam	Chief Investment Officer,
		Management	U.S. Core Team
		2000 - Present	Previously, Senior Portfolio
Manager

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Richard P. Cervone	2002	Putnam	Portfolio Manager
		Management	Previously, Analyst
1998 - Present

During the fiscal year ended December 31, 2005, Portfolio Member Joshua Brooks left the fund’s management team. After the fund’s fiscal year-end, Portfolio Member James Yu left the fund’s management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Paul Warren (May 2002 to January 2004).

PUTNAM VT MID CAP VALUE FUND

Small- and Mid-Cap Value Team

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

James Polk	2004	Putnam	Portfolio Manager
		Management	Previously, Senior
		1998 - Present	Analyst

Edward Shadek	2003	Putnam	Deputy, Head of
		Management	Investments; Chief
		1997 - Present	Investment Officer, Small
Cap Equities and Small and
Mid Cap Value Teams

During the fiscal year ended December 31, 2005, Portfolio Member J. Frederick Copper left the fund’s management team. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Thomas Hoey (May 2003 to March 2004).

PUTNAM VT NEW OPPORTUNITIES FUND

Mid-Cap Growth and Small and Emerging Growth Teams

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin Divney	2004	Putnam	Chief Investment
		Management	Officer, Mid-Cap
		1997 - Present	Growth Team
			Previously, Senior
			Portfolio Manager;
			Portfolio Manager

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Brian DeChristopher	2005	Putnam	Analyst
		Management
		1999 - Present

Richard Weed	2004	Putnam	Senior Portfolio Manager
		Management
		2000 - Present

During the fiscal year ended December 31, 2005, Portfolio Member Brian DeChristopher joined the fund’s management team and Portfolio Leader Paul Marrkand left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Daniel Miller (May 2002 to September 2004).


42    P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VT NEW VALUE FUND

Large-Cap Value Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

David King	1997	Putnam	Senior Portfolio Manager
Management
1983 - Present

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Michael Abata	2002	Putnam	Portfolio Manager
		Management	Previously, Quantitative
		1997 - Present	Analyst


No changes in the fund’s Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2005. David King has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

PUTNAM VT OTC & EMERGING GROWTH FUND

Small and Emerging Growth Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Richard Weed	2004	Putnam	Senior Portfolio Manager
Management
2000 - Present

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Raymond Haddad	2004	Putnam	Portfolio Manager
		Management	Previously, Analyst
2000 - Present


No changes in the fund’s Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2005. Individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Roland Gillis (May 2002 to October 2004)

PUTNAM VT RESEARCH FUND

Global Equity Research Team

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Joshua Brooks	2005	Putnam	Deputy Head of
		Management	Investments; Chief
		2003 - Present	Investment Officer, Large
Cap Equities
Previously, Chief
Investment Officer, U.S.
Core and Core Equities
Teams; Director, Global
Equity Research Team

		Delaware	Chief Investment Officer,
		Investments	Value Investing
Prior to April 2003

Kelly Morgan	2005	Putnam	Chief Investment Officer,
		Management	Large Cap Growth Team
		1996 - Present	Previously, Director,
Global Equity Research
Team; Associate Director,
Global Equity Research
Team; Director, Global
Growth Team

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

Mark Bogar	2005	Putnam	Portfolio Manager
		Management	Previously, Analyst
1998 - Present

John Coffey	2005	Putnam	Analyst and Sector Team
		Management	Leader, Global Equity
		2004 - Present	Research Team
Previously, Analyst

		Citigroup Asset	Equity Analyst
Management
Prior to April 2004

Charles Dane	2005	Putnam	Analyst and Sector Team
		Management	Leader, Global Equity
		1995 - Present	Research Team
Previously, Analyst


During the fiscal year ended December 31, 2005, Putnam Management designated Joshua Brooks and Kelly Morgan as Portfolio Leaders and Mark Bogar, John Coffey and Charles Dane as Portfolio Members of the fund. Each of these individuals had previously been involved in the fund’s management as part of Putnam Management’s Global Equity Research Team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Steve Gorman (May –December 2002).


43    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VT SMALL CAP VALUE FUND

Small- and Mid-Cap Value Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Edward Shadek	1999	Putnam	Deputy, Head of
		Management	Investments; Chief
		1997 - Present	Investment Officer, Small
Cap Equities and Small and
Mid Cap Value Teams

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Eric Harthun	2002	Putnam	Portfolio Manager
		Management	Previously, Senior
		2000 - Present	Analyst

No changes in the fund’s Portfolio Leader or Portfolio Member occurred during the fiscal year ended December 31, 2005. Edward Shadek has served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

Global Equity Research and Core Fixed-Income Teams

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Michael Yogg	2000	Putnam	Analyst and Sector Team
		Management	Leader, Global Equity
		1997 - Present	Research Team
Previously, Associate
Director, Global Equity
Research Team; Analyst

	Joined		Positions Over
Portfolio Members	Fund	Employer	Past Five Years

SriKantaiah Muralidhar	2006	Putnam	Analyst
Management
2000 - Present

Kevin Murphy	2003	Putnam	Team Leader,
		Management	High Grade Credit
		1999 - Present	Previously, Investment
Strategist

Masroor Siddiqui	2005	Putnam	Analyst
Investments
Limited
2005 - Present

		Jefferies &	Equity Analyst; Team
		Company Limited	Leader, Industrials
		Prior to Feb. 2005	Research Practice

		Goldman Sachs &	Equity Analyst
Company
Prior to Mar. 2002

Hendrik Van Brevoort	2006	Putnam	Analyst
Investments
Limited
1994 - Present

During the fiscal year ended December 31, 2005, Portfolio Member Masroor Siddiqui joined the fund’s management team. From March 2004 through January 2005, the fund was managed by the Global Equity Research Team without designated Portfolio Leaders or Portfolio Members. Michael Yogg has played a lead role in the management of the fund since 2000, but has done so under various designations. During the year ended, October 31, 2005, he was officially named Portfolio Leader and Kevin Murphy was named Portfolio Member of the fund. SriKantaiah Muralidhar and Hendrik Van Brevoort joined the fund’s management team after the end of its fiscal year.

PUTNAM VT VISTA FUND

Mid-Cap Growth Team

	Joined		Positions Over
Portfolio Leader	Fund	Employer	Past Five Years

Kevin Divney	2003	Putnam	Chief Investment
		Management	Officer, Mid-Cap
		1997 - Present	Growth Team
Previously, Senior
Portfolio Manager;
Portfolio Manager

	Joined		Positions Over
Portfolio Member	Fund	Employer	Past Five Years

Brian DeChristopher	2005	Putnam	Portfolio Manager
		Management	Previously Analyst
1999 - Present

During the fiscal year ended December 31, 2005, Portfolio Member Brian DeChristopher joined the fund’s management team and Portfolio Leader Paul Marrkand left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Eric Wetlaufer (May 2002 to September 2003).

PUTNAM VT VOYAGER FUND

Large-Cap Growth Team

	Joined		Positions Over
Portfolio Leaders	Fund	Employer	Past Five Years

Robert Ginsberg	2005	Putnam	Portfolio Manager
Management
2004 - Present

		Delaware	Portfolio Manager
Investments
Prior to Aug. 2004

Kelly Morgan	2005	Putnam	Chief Investment Officer,
		Management	Large Cap Growth Team
		1996 - Present	Previously, Director,
Global Equity Research
Team; Associate Director,
Global Equity Research
Team; Director, Global
Growth Team


44    P R O S P E C T U S   O F   T H E   T R U S T


During the year ended December 31, 2005, Portfolio Leaders Robert Ginsberg and Kelly Morgan and Portfolio Member Saba Malak joined the fund’s management team, and Portfolio Leader Brian O’Toole and Portfolio Member David Santos left the fund’s management team. After the fund’s fis-cal year-end, Portfolio Member Saba Malak left the fund’s management team. Other individuals who have served as Portfolio Leader of the fund since May 2002, when Putnam Management introduced this designation, include Eric Wetlaufer (May 2002 to June 2002).

* Other funds managed by the Portfolio Leaders and Portfolio Members. Listed below are the Putnam funds managed by the team members discussed in this prospectus as of March 31, 2006. The individuals listed may also manage other accounts, including retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts advised by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals and their ownership of securities of the funds.

Name	Portfolio Leader	Portfolio Member

Michael Abata	Putnam Classic Equity Fund	Putnam VT New Value Fund

Sheba Alexander	Putnam VT Health Sciences Fund	None

Rob Bloemker	None	Putnam VT American Government Income Fund
Putnam VT Diversified Income Fund
Putnam VT Income Fund
Putnam Limited Duration Government Income Fund
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust
Putnam U.S. Government Income Trust

Mark Bogar	None	Putnam VT Global Equity Fund
Putnam VT Research Fund

Norman Boucher	None	Putnam VT High Yield Fund
Putnam High Yield Advantage Fund

Joshua Brooks	Putnam VT Research Fund	Putnam VT Growth and Income

Tinh Bui	None	Putnam VT Capital Opportunities Fund

Joshua Byrne	Putnam VT International Equity Fund	Putnam Europe Equity Fund

Richard Cervone	None	Putnam VT Capital Appreciation Fund
Putnam VT Investors Fund
Putnam Tax Smart Equity Fund®

Kelsey Chen	Putnam VT Health Sciences Fund	None

Daniel Choquette	None	Putnam VT American Government Income Fund
Putnam Limited Duration Government Income Fund
Putnam U.S. Government Income Trust

John Coffey	None	Putnam VT Research Fund

Kevin Cronin	Putnam VT American Government Income Fund	Putnam VT Equity Income Fund
Putnam VT Income Fund
Putnam Global Income Trust
Putnam Limited Duration Government Income Fund
Putnam U.S. Government Income Trust

Charles Dane	None	Putnam VT Research Fund

Simon Davis	Putnam VT International Equity Fund	None

Brian DeChristopher	None	Putnam VT New Opportunities Fund
Putnam VT Vista Fund

Stephen Dexter	Putnam VT International New Opportunities Fund	None

Kevin Divney	Putnam VT New Opportunities Fund	None
Putnam VT Vista Fund

John Ferry	None	Putnam VT Capital Opportunities Fund
Putnam International Capital Opportunities Fund

Bartlett Geer	Putnam VT Equity Income Fund	None

David Gerber	None	Putnam VT Global Equity Fund


45    P R O S P E C T U S   O F   T H E   T R U S T


Name	Portfolio Leader	Portfolio Member

Robert Ginsberg	Putnam VT Growth Opportunities Fund	Putnam VT Discovery Growth Fund
Putnam VT Voyager Fund

Bradford Greenleaf	None	Putnam VT Global Equity Fund

Raymond Haddad	None	Putnam VT Discovery Growth Fund
Putnam VT OTC & Emerging Growth Fund

Eric Harthun	None	Putnam VT Small Cap Value Fund

Pamela Holding	Putnam VT International Growth and Income Fund	None

Darren Jaroch	None	Putnam VT International Growth and Income Fund

Joseph Joseph	Putnam VT Capital Opportunities Fund	Putnam VT Capital Appreciation Fund
Putnam International Capital Opportunities Fund

Jeffrey Kaufman	None	Putnam VT Diversified Income Fund
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust

Robert Kea	None	Putnam VT Global Asset Allocation Fund
Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio
Putnam Income Strategies Fund
Putnam RetirementReady® Funds

Geoffrey Kelley	None	Putnam VT The George Putnam Fund of Boston

David King	Putnam VT New Value Fund	Putnam VT Growth and Income Fund
Putnam Convertible Income-Growth Trust
Putnam High Income Securities Fund

Jeffrey Knight	Putnam VT Global Asset Allocation Fund	Putnam VT The George Putnam Fund of Boston
Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio
Putnam Income Strategies Fund
Putnam RetirementReady® Funds

D. William Kohli	Putnam VT Diversified Income Fund	Putnam Global Income Trust
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust

Shigeki Makino	Putnam VT Global Equity Fund	None

Christopher Miller	None	Putnam VT Growth and Income Fund

Jeanne Mockard	Putnam VT The George Putnam Fund of Boston	None

Gerald Moore	None	Putnam VT Capital Opportunities Fund

Kelly Morgan	Putnam VT Growth Opportunities Fund	None
Putnam VT Research Fund
Putnam VT Voyager Fund

Hugh Mullin	Putnam VT Growth and Income Fund	None

SriKantaiah Muralidhar	None	Putnam VT Utilities Growth and Income

Kevin Murphy	None	Putnam VT Income Fund
Putnam VT Utilities Growth and Income

James Polk	Putnam VT Mid Cap Value Fund	None

Robert Salvin	Putnam High Income Securities Fund	Putnam VT High Yield Fund
Putnam High Yield Advantage Fund
Putnam Managed High Yield Trust

Paul Scanlon	Putnam VT High Yield Fund	Putnam VT Diversified Income Fund
	Putnam Floating Rate Income Fund	Putnam Master Intermediate Income Trust
	Putnam High Yield Advantage Fund	Putnam Premier Income Trust
Putnam Managed High Yield Trust

46    P R O S P E C T U S   O F   T H E   T R U S T

Name	Portfolio Leader	Portfolio Member

Robert Schoen	None	Putnam VT Global Asset Allocation Fund
Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio
Putnam Income Strategies Fund
Putnam RetirementReady® Funds

Denise Selden	None	Putnam VT International New Opportunities Fund

Edward Shadek	Putnam VT Mid Cap Value Fund	None
Putnam VT Small Cap Value Fund

Masroor Siddiqui	None	Putnam VT Utilities Growth and Income Fund

Raman Srivastava	None	Putnam VT The George Putnam Fund of Boston
Putnam VT Income Fund

Hendrik Van Brevoort	None	Putnam VT Utilities Growth and Income Fund

David Waldman	None	Putnam VT Diversified Income Fund
Putnam Master Intermediate Income Trust
Putnam Premier Income Trust

Richard Weed	Putnam VT Discovery Growth Fund	Putnam VT New Opportunities Fund
Putnam VT OTC & Emerging Growth Fund
Putnam Small Cap Growth Fund

James Wiess	Putnam VT Capital Appreciation Fund	None
Putnam VT Investors Fund
Putnam Tax Smart Equity Fund

Michael Yogg	Putnam VT Utilities Growth and Income	None

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for each fund is its broad investment category as determined by Lipper Inc., as follows:


Lipper Variable
Products (Underlying
Funds	Funds) peer group

Putnam VT American Government	General U.S.
Income Fund	Government Funds

Putnam VT Capital Appreciation Fund	Multi-Cap Growth Funds

Putnam VT Capital Opportunities Fund	Mid-Cap Core Funds

Putnam VT Discovery Growth Fund	Multi-Cap Growth Funds

Putnam VT Diversified Income Fund	General Bond Funds

Putnam VT Equity Income Fund	Equity Income Funds

Putnam VT The George Putnam Fund of Boston	Balanced Funds

Putnam VT Global Asset Allocation Fund	Global Flexible
Portfolio Funds

Putnam VT Global Equity Fund	Global Core Funds

Putnam VT Growth and Income Fund	Large-Cap Value Funds


Lipper Variable
Products (Underlying
Funds	Funds) peer group

Putnam VT Growth Opportunities Fund	Large-Cap Growth Funds

Putnam VT Health Sciences Fund	Specialty/Miscellaneous
Funds

Putnam VT High Yield Fund	High Current Yield Funds

Putnam VT Income Fund	Corporate Debt
Funds A-Rated

Putnam VT International Equity Fund	International Core Funds

Putnam VT International Growth
and Income Fund	International Value Funds

Putnam VT International New
Opportunities Fund	International Growth Funds

Putnam VT Investors Fund	Large-Cap Core Funds

Putnam VT Mid Cap Value Fund	Mid-Cap Value Funds

Putnam VT Money Market Fund	Money Market Funds

Putnam VT New Opportunities Fund	Multi-Cap Growth Funds

Putnam VT New Value Fund	Multi-Cap Value Funds

Putnam VT OTC & Emerging Growth Fund	Mid-Cap Growth Funds

Putnam VT Research Fund	Large-Cap Core Funds

Putnam VT Small Cap Value Fund	Small-Cap Value Funds

Putnam VT Utilities Growth and Income Fund	Utility Funds

Putnam VT Vista Fund	Mid-Cap Growth Funds

Putnam VT Voyager Fund	Large-Cap Growth Funds

47    P R O S P E C T U S   O F   T H E   T R U S T


The portion of the incentive compensation pool available to each of your investment management teams varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management’s incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team’s portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including each fund’s Portfolio Leader(s) and Portfolio Member(s), as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management’s parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam’s profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

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* Regulatory matters and litigation. Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

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How to buy and sell fund shares

The Trust has an underwriting agreement relating to the funds with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of each fund of the Trust continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

In addition to the payments described below under “Distribution Plan” with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the funds or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading “Fees and Expenses” at the front of this prospectus.

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These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that Record Owner or dealer, sales or net sales of a fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected,

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with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

You can find a complete list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2005 in the SAI, which is on file with the SEC and is also available on Putnam’s website at www.putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order, except that, in the case of Putnam VT Money Market Fund, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Trust. Orders for purchases or sales of shares of a fund must be received by Putnam Retail Management before the close of regular trading on the New York Stock Exchange in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

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Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. Inclusion in this prospectus of a fund that is not available in your state is not to be considered a solicitation. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The funds currently do not foresee any disadvantages to policyowners arising out of the fact that the funds offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable products.

Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. This might force a fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any fund to any separate account or may suspend or terminate the offering of shares of any fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the funds.

Distribution Plan

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by each fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

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How do the funds price
their shares?

The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange (NYSE) each day the exchange is open.

Each fund (other than Putnam VT Money Market Fund) values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

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Putnam VT Money Market Fund values all of its investments at amortized cost, which approximates market value.

From time to time, Putnam VT OTC & Emerging Growth Fund may buy securities in private transactions exempt from registration under the securities laws. These investments are illiquid and may be difficult to sell and/or price and are subject to heightened risk because their issuers typically have limited product lines, operating histories and financial resources. There typically will not be a trading market for those securities from which the fund may readily ascertain a market value. Where market quotations are not readily available, the fund applies its fair value procedures to determine a price for the securities; in many cases, Putnam Management may be required to determine a fair value based solely on its own analysis of the investment.

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Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 11:00 a.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect each fund’s NAV. If there has been a movement in the U.S. currency market that exceeds a specified threshold that may change from time to time, the funds will generally use exchange rates determined as of 3:00 p.m. Eastern time. Because foreign markets may be open at different times than the NYSE, the value of each fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the funds have adopted fair value pricing procedures, which, among other things, require each fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the funds to a significant extent. As noted above, the value determined for an investment using the funds’ fair value pricing procedures may differ from recent market prices for the investment. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value.

Policy on excessive
short-term trading

* Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the funds (such as tax deferral for gains realized from exchanges among the funds) may make the funds more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce a fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in a fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

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50    P R O S P E C T U S   O F   T H E   T R U S T

When a fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When a fund invests in securities that may trade infrequently or may be more difficult to value — such as securities of smaller companies and lower-rated bonds — it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for such securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, and lower-rated debt may be less liquid than higher-rated debt, funds that invest in smaller companies or lower-rated debt may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

* Fund policies and limitations. Putnam Management and the funds’ Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The funds seek to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. For funds that invest in foreign securities, fair value pricing may be used to a significant extent with respect to those securities. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the funds (other than Putnam VT Money Market Fund). If high cash flows relative to the size of the account or other available information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading, if any. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

With respect to Putnam VT Money Market Fund, because the fund is a money market fund that investors may seek to use as a source of short-term liquidity, Putnam Management and the fund’s Trustees have not adopted policies to discourage short-term trading in the fund. Because very large cash flows based on short-term trading may, under some market conditions, decrease the fund’s performance, however, the Trustees may refuse to sell shares to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund.

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As noted above, the funds’ shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the funds’ ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the funds can give no assurances that market timing and excessive short-term trading will not occur in the funds.

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* Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of Putnam Management’s Investment Division, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

Fund distributions and taxes

Each fund (other than Putnam VT Money Market Fund) will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of such funds unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Putnam VT Money Market Fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month’s distributions will be paid on the first business day of the next month. Since the net income of Putnam VT Money Market Fund is declared as a dividend each time it is determined, the net asset value per share of the fund remains at $1.00 immediately after each determination and dividend declaration.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date, except that with respect to Putnam VT Money Market Fund, distributions are reinvested using the net asset value determined on the day following the distribution payment date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

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Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each fund intends to comply with these requirements. If a fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.

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Each fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

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A fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased.

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A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Financial highlights

The financial highlights tables are intended to help you understand the funds’ recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from each fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the funds’ financial statements are included in the funds’ annual report to shareholders, which is available upon request.

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PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA

		Investment Operations:					Less Distributions:
				Net
	Net			Realized and				From
	Asset			Unrealized			From	Net
	Value,	Net		Gain (Loss)		Total from	Net	Realized	From
	Beginning	Investment		on		Investment	Investment	Gain on	Return
Period ended	of Period	Income (Loss)(a)		Investments		Operations	Income	Investments	of Capital

Putnam VT American Government Income Fund
December 31, 2005	$11.75		$.41(i)		$(.22)	$.19	$(.41)	$(.03)		$—
December 31, 2004	12.08		.31(i)		.03	.34	(.49)	(.18)		—
December 31, 2003	12.34		.29		(.07)	.22	(.25)	(.23 )		—
December 31, 2002	11.62		.39		.63	1.02	(.30)	—		—
December 31, 2001	10.88		.48		.26	.74	—	— (e)		—

Putnam VT Capital Appreciation Fund
December 31, 2005	$8.73		$.04(i)(k)		$.67	$.71	$(.06)	$—		$—
December 31, 2004	7.59		.06(i)(j)		1.08	1.14	—	—		—
December 31, 2003	6.07		—(e)		1.52	1.52	—	—		—
December 31, 2002	7.82		.02		(1.75)	(1.73)	(.01)	—		(.01)
December 31, 2001	9.06		.01		(1.25)	(1.24)	—	—		—

Putnam VT Capital Opportunities Fund
December 31, 2005	$14.44		$.05(i)(k)		$1.44	$ 1.49	$—	$(.06)		$—
December 31, 2004	12.74		.08(i)		2.26	2.34	(.06)	(.58)		—
December 31, 2003**	10.00		—(e)(i)		3.02	3.02	—	(.28)		—

Putnam VT Discovery Growth Fund
December 31, 2005	$ 5.02	$	—(e)(i)(k)		$.38	$.38	$—	$—		$—
December 31, 2004	4.66		(.01)(i)(j)		.37	.36	—	—		—
December 31, 2003	3.52		(.02)		1.16	1.14	—	—		—
December 31, 2002	4.98		(.04)		(1.42)	(1.46)	—	—		—
December 31, 2001	7.18		(.06)		(2.14)	(2.20)	—	—		—

Putnam VT Diversified Income Fund
December 31, 2005	$ 9.27		$.44(i)		$(.16)	$.28	$(.69)	$—		$—
December 31, 2004	9.32		.51(i)		.33	.84	(.89)	—		—
December 31, 2003	8.55		.63		.97	1.60	(.83)	—		—
December 31, 2002	8.81		.71		(.20)	.51	(.77)	—		—
December 31, 2001	9.15		.78		(.44)	.34	(.68)	—		—

Putnam VT Equity Income Fund
December 31, 2005	$13.54		$.22(i)(k)		$.53	$.75	$(.15)	$(.18)		$—
December 31, 2004	12.09		.22(i)		1.25	1.47	—	(.02)		—
December 31, 2003**	10.00		.10(i)		2.06	2.16	(.05)	(.02)		—

Putnam VT The George Putnam Fund of Boston
December 31, 2005	$11.61		$.28(i)(k)		$.20	$.48	$(.26)	$—		$—
December 31, 2004	10.93		.24(i)		.67	.91	(.23)	—		—
December 31, 2003	9.58		.23		1.38	1.61	(.26)	—		—
December 31, 2002	10.73		.28		(1.17)	(.89)	(.26)	—		—
December 31, 2001	10.96		.31		(.24)	.07	(.30)	—		—

Putnam VT Global Asset Allocation Fund
December 31, 2005	$14.22		$.30(i)(k)		$.71	$1.01	$(.20)	$—		$—
December 31, 2004	13.43		.24(i)		.98	1.22	(.43)	—		—
December 31, 2003	11.51		.23		2.19	2.42	(.50)	—		—
December 31, 2002	13.37		.26		(1.87)	(1.61)	(.25)	—		—
December 31, 2001	16.66		.36		(1.78)	(1.42)	(.18)	(1.69)		—

Putnam VT Global Equity Fund
December 31, 2005	$10.32		$.11(i)(k)		$.82	$.93	$(.11)	$—		$—
December 31, 2004	9.26		.10(i)		1.17	1.27	(.21)	—		—
December 31, 2003	7.25		.09		2.02	2.11	(.10)	—		—
December 31, 2002	9.34		.07		(2.13)	(2.06)	(.03)	—		—
December 31, 2001	18.10		.02		(5.17)	(5.15)	—	(3.61)		—

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		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$(.44)	$11.50	1.65	$107,325	.64(i)	3.56(i)	419.62(l)
(.67)	11.75	2.85	144,320	.66(i)	2.65(i)	309.71
(.48)	12.08	1.89	225,290.74		2.35	553.08
(.30)	12.34	8.98	386,364.74		3.26	517.44(f )
— (e)	11.62	6.82	136,461.77		4.23	262.05 (f )

$(.06)	$9.38	8.18	$28,310	.88(i)	.40(i)(k)	132.25
—	8.73	15.02	26,223	.90(i)	.75(i)(j)	139.79
—	7.59	25.04	23,316	1.06	.04	143.90
(.02)	6.07	(22.13)	13,542	1.13	.30	166.36
—	7.82	(13.69)	11,003	1.35	.13	101.98

$(.06)	$15.87	10.41	$18,788	.92(i)	.37(i)(k)	133.38
(.64)	14.44	18.54	13,523	.96(i)	.59(i)	163.42
(.28)	12.74	30.25*	5,972	.71(i)*	(.01)(i)*	163.05*

$—	$5.40	7.57	$13,287	.88(i)	(.09)(i)(k)	147.47
—	5.02	7.73	17,068	.94(i)	(.24)(i)(j)	106.52
—	4.66	32.39	19,835	1.08	(.58)	81.55
—	3.52	(29.32)	12,353	1.56	(1.11)	92.27(g)
—	4.98	(30.64)	7,558	1.62	(1.10)	109.55

$(.69)	$8.86	3.28	$348,430	.79(i)	4.96(i)	115.07(l)
(.89)	9.27	9.58	409,381	.80(i)	5.68(i)	79.07
(.83)	9.32	20.27	449,121.82		7.16	104.06
(.77)	8.55	6.20	440,845.82		8.45	176.17(f )
(.68)	8.81	3.82	491,673.79		8.83	139.13(f )

$(.33)	$13.96	5.71	$106,970	.81(i)	1.64(i)(k)	59.47
(.02)	13.54	12.14	80,093	.83(i)	1.75(i)	89.30
(.07)	12.09	21.57*	39,133	.71(i)*	.93(i)*	113.49*

$(.26)	$11.83	4.22	$382,326	.72(i)	2.44(i)(k)	139.50
(.23)	11.61	8.48	444,637	.72(i)	2.15(i)	148.39
(.26)	10.93	17.35	463,270.73		2.27	144.47
(.26)	9.58	(8.57)	416,550.75		2.83	128.14(f )
(.30)	10.73	0.74	387,517.76		2.92	334.64(f )

$(.20)	$15.03	7.20	$330,872	.90(i)	2.06(i)(k)	144.67(l)
(.43)	14.22	9.26	371,882	.93(i)	1.76(i)	156.86
(.50)	13.43	22.04	417,713.95		1.92	155.21
(.25)	11.51	(12.30)	423,653.91		2.10	105.04
(1.87)	13.37	(8.42)	611,233.84		2.54	187.96(f )

$(.11)	$11.14	9.09(k)	$535,688	.92(i)	1.08(i)(k)	75.73
(.21)	10.32	13.94	608,379	.94(i)	1.10(i)	77.03
(.10)	9.26	29.54	670,764.92		1.21	88.32
(.03)	7.25	(22.16)	659,264.89		.92	173.27
(3.61)	9.34	(29.66)	1,139,131.82		.20	186.11


55    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA

		Investment Operations:					Less Distributions:
				Net
	Net			Realized and				From
	Asset			Unrealized			From	Net
	Value,	Net		Gain (Loss)		Total from	Net	Realized	From
	Beginning	Investment		on		Investment	Investment	Gain on	Return
Period ended	of Period	Income (Loss)(a)		Investments		Operations	Income	Investments	of Capital

Putnam VT Growth and Income Fund
December 31, 2005	$25.59		$.41(i)(k)		$.97	$1.38	$(.46)	$—		$—
December 31, 2004	23.39		.40(i)		2.22	2.62	(.42)	—		—
December 31, 2003	18.75		.37		4.69	5.06	(.42)	—		—
December 31, 2002	23.56		.36		(4.69)	(4.33)	(.36)	(.12)		—
December 31, 2001	25.85		.35		(1.94)	(1.59)	(.41)	(.29)		—

Putnam VT Growth Opportunities Fund
December 31, 2005	$4.72		$.02(i)(k)		$.18	$.20	$(.04)	$—		$—
December 31, 2004	4.63		.03(i)(j)		.07	.10	(.01)	—		—
December 31, 2003	3.75		.01		.87	.88	—	—		—
December 31, 2002	5.31		—(e)		(1.56)	(1.56)	—	—		—
December 31, 2001	7.80		(.01)		(2.48)	(2.49)	—	—		—

Putnam VT Health Sciences Fund
December 31, 2005	$11.80		$.05(i)(k)		$1.54	$ 1.59	$(.04)	$—		$—
December 31, 2004	11.04		.04(i)		.76	.80	(.04)	—		—
December 31, 2003	9.37		.07		1.68	1.75	(.08)	—		—
December 31, 2002	11.75		.04		(2.41)	(2.37)	(.01)	—		—
December 31, 2001	14.61		.01		(2.86)	(2.85)	(.01)	—		—

Putnam VT High Yield Fund
December 31, 2005	$ 8.10		$.56(i)		$(.31)	$.25	$(.67)	$—		$—
December 31, 2004	7.97		.58(i)		.24	.82	(.69)	—		—
December 31, 2003	7.08		.65		1.07	1.72	(.83)	—		—
December 31, 2002	8.08		.76		(.78)	(.02)	(.98)	—		—
December 31, 2001	8.98		.91		(.55)	.36	(1.26)	—		—

Putnam VT Income Fund
December 31, 2005	$12.96		$.52(i)		$(.20)	$.32	$(.45)	$(.14)		$—
December 31, 2004	12.91		.38(i)		.22	.60	(.55)	—		—
December 31, 2003	12.95		.46		.13	.59	(.63)	—		—
December 31, 2002	12.65		.64		.33	.97	(.67)	—		—
December 31, 2001	12.61		.70		.21	.91	(.87)	—		—

Putnam VT International Equity Fund
December 31, 2005	$14.80		$.20(i)(k)		$1.61	$1.81	$(.25)	$—		$—
December 31, 2004	12.91		.16(i)		1.95	2.11	(.22)	—		—
December 31, 2003	10.14		.16		2.73	2.89	(.12)	—		—
December 31, 2002	12.42		.13		(2.29)	(2.16)	(.12)	—		—
December 31, 2001	17.72		.13		(3.62)	(3.49)	(.06)	(1.75)		—

Putnam VT International Growth and Income Fund
December 31, 2005	$13.57		$.23(i)(k)		$1.69	$1.92	$(.14)	$—		$—
December 31, 2004	11.35		.14(i)		2.25	2.39	(.17)	—		—
December 31, 2003	8.37		.15		2.99	3.14	(.16)	—		—
December 31, 2002	9.76		.12		(1.44)	(1.32)	(.07)	—		—
December 31, 2001	13.28		.13		(2.80)	(2.67)	(.13)	(.72)		—

Putnam VT International New Opportunities Fund
December 31, 2005	$12.53		$.17(i)(k)		$2.15	$2.32	$(.12)	$—		$—
December 31, 2004	11.16		.11(i)		1.40	1.51	(.14)	—		—
December 31, 2003	8.41		.09		2.71	2.80	(.05)	—		—
December 31, 2002	9.80		.07		(1.38)	(1.31)	(.08)	—		—
December 31, 2001	13.71		.04		(3.95)	(3.91)	—	—		—

Putnam VT Investors Fund
December 31, 2005	$10.04		$.07(i)(k)		$.82	$.89	$(.12)	$—		$—
December 31, 2004	8.95		.11(i)(j)		1.04	1.15	(.06)	—		—
December 31, 2003	7.08		.05		1.87	1.92	(.05)	—		—
December 31, 2002	9.31		.04		(2.24)	(2.20)	(.03)	—		—
December 31, 2001	12.36		.03		(3.07)	(3.04)	(.01)	—		—

56    P R O S P E C T U S   O F   T H E   T R U S T

		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$(.46)	$26.51	5.50(k)	$3,688,393	.54(i)	1.61(i)(k)	56.46
(.42)	25.59	11.37	4,504,542	.54(i)	1.70(i)	29.21
(.42)	23.39	27.69	4,947,556.53		1.85	32.55
(.48)	18.75	(18.79)	4,729,161.52		1.71	36.01
(.70)	23.56	(6.16)	7,216,388.51		1.42	32.75

$(.04)	$4.88	4.34	$24,764	.87(i)	.36(i)(k)	154.79
(.01)	4.72	2.08	31,196	.90(i)	.76(i)(j)	57.02
—	4.63	23.47	38,470.96		.17	59.00
—	3.75	(29.38)	32,235.96		.03	63.30
—	5.31	(31.92)	55,646.85		(.19)	83.13

$(.04)	$13.35	13.50	$160,324	.81(i)	.43(i)(k)	30.98
(.04)	11.80	7.30	171,982	.85(i)	.39(i)	47.82
(.08)	11.04	18.80	200,054.84		.39	63.66
(.01)	9.37	(20.21)	212,783.83		.39	74.33
(.01)	11.75	(19.53)	342,488.79		.09	53.20

$(.67)	$7.68	3.47	$460,707	.76(i)	7.27(i)	43.21
(.69)	8.10	10.99	525,899	.78(i)	7.47(i)	50.44
(.83)	7.97	26.68	594,299.78		8.86	75.01
(.98)	7.08	(0.52)	526,885.78		10.55	68.41
(1.26)	8.08	4.00	647,505.76		10.99	81.97

$(.59)	$12.69	2.60	$530,341	.61(i)	4.06(i)	336.25(l)
(.55)	12.96	4.72	637,568	.66(i)	3.01(i)	401.71
(.63)	12.91	4.70	765,119.68		3.61	287.19
(.67)	12.95	8.09	919,294.68		5.10	399.61(f )
(.87)	12.65	7.53	879,911.68		5.60	250.79(f )

$(.25)	$16.36	12.46	$377,816	.93(i)	1.37(i)(k)	86.02
(.22)	14.80	16.58	427,548	.94(i)	1.21(i)	62.84
(.12)	12.91	28.91	444,329.94		1.50	71.14
(.12)	10.14	(17.60)	430,607.99		1.17	53.20(g)
(1.81)	12.42	(20.41)	521,192.94		.93	69.81

$(.14)	$15.35	14.33	$264,352	1.01(i)	1.68(i)(k)	74.48
(.17)	13.57	21.31	258,073	1.01(i)	1.18(i)	59.34
(.16)	11.35	38.37	227,237	1.02	1.70	71.71
(.07)	8.37	(13.67)	201,168	1.00	1.34	99.21
(.85)	9.76	(20.67)	273,298.98		1.26	154.29

$(.12)	$14.73	18.64(k)	$101,535	1.21(i)	1.27(i)(k)	91.01
(.14)	12.53	13.63	89,615	1.25(i)	.96(i)	139.72
(.05)	11.16	33.59	98,339	1.26	1.00	135.90
(.08)	8.41	(13.46)	91,939	1.27	.82	136.66
—	9.80	(28.52)	140,731	1.24	.35	198.97

$(.12)	$10.81	9.03	$292,017	.75(i)	.66(i)(k)	113.81
(.06)	10.04	12.95	326,879	.76(i)	1.21(i)(j)	84.91
(.05)	8.95	27.39	353,033.75		.71	73.32
(.03)	7.08	(23.68)	341,675.72		.56	122.88
(.01)	9.31	(24.61)	597,312.66		.23	98.05

57    P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA

		Investment Operations:					Less Distributions:
				Net
	Net			Realized and				From
	Asset			Unrealized			From	Net
	Value,	Net		Gain (Loss)		Total from	Net	Realized	From
	Beginning	Investment		on		Investment	Investment	Gain on	Return
Period ended	of Period	Income (Loss)(a)		Investments		Operations	Income	Investments	of Capital

Putnam VT Mid Cap Value Fund
December 31, 2005	$14.73		$.09(i)(k)		$1.74	$1.83	$(.06)	$(.27)		$—
December 31, 2004	12.79		.09(i)		1.92	2.01	—	(.07)		—
December 31, 2003**	10.00		.07(i)		2.83	2.90	(.04)	(.07)		—

Putnam VT Money Market Fund
December 31, 2005	$ 1.00		$.0275(i)		$—	$.0275	$(.0275)	$—		$—
December 31, 2004	1.00		.0091(i)		—(h)	.0091	(.0091)	—		—
December 31, 2003	1.00		.0076		—(h)	.0076	(.0076)	—		—
December 31, 2002	1.00		.0145		—(h)	.0145	(.0145)	—		—
December 31, 2001	1.00		.0392		—	.0392	(.0392)	—		—

Putnam VT New Opportunities Fund
December 31, 2005	$17.05		$.03(i)(k)		$1.72	$1.75	$(.06)	$—		$—
December 31, 2004	15.43		.05(i)(j)		1.57	1.62	—	—		—
December 31, 2003	11.62		(.02)		3.83	3.81	—	—		—
December 31, 2002	16.67		(.03)		(5.02)	(5.05)	—	—		—
December 31, 2001	29.89		(.04)		(8.76)	(8.80)	—	(4.42)		—(e)

Putnam VT New Value Fund
December 31, 2005	$16.43		$.22(i)(k)		$.78	$1.00	$(.18)	$—		$—
December 31, 2004	14.34		.18(i)		2.06	2.24	(.15)	—		—
December 31, 2003	10.98		.15		3.39	3.54	(.18)	—		—
December 31, 2002	13.47		.16		(2.14)	(1.98)	(.13)	(.38)		—
December 31, 2001	13.52		.18		.28	.46	(.14)	(.37)		—

Putnam VT OTC & Emerging Growth Fund
December 31, 2005	$6.05		$(.02)(i)(k)		$.52	$.50	$—	$—		$—
December 31, 2004	5.56		(.03)(i)		.52	.49	—	—		—
December 31, 2003	4.09		(.03)		1.50	1.47	—	—		—
December 31, 2002	6.02		(.03)		(1.90)	(1.93)	—	—		—
December 31, 2001	11.06		(.05)		(4.99)	(5.04)	—	—		—

Putnam VT Research Fund
December 31, 2005	$11.44		$.08(i)(k)		$.51	$.59	$(.12)	$—		$—
December 31, 2004	10.63		.11(i)(j)		.72	.83	(.02)	—		—
December 31, 2003	8.51		.07		2.10	2.17	(.05)	—		—
December 31, 2002	10.99		.06		(2.47)	(2.41)	(.07)	—		—
December 31, 2001	14.32		.08		(2.73)	(2.65)	(.05)	(.63)		—

Putnam VT Small Cap Value Fund
December 31, 2005	$22.95		$.14(i)(k)		$1.41	$1.55	$(.09)	$(1.30)		$—
December 31, 2004	18.23		.09(i)		4.73	4.82	(.10)	—		—
December 31, 2003	12.23		.11		5.97	6.08	(.08)	—		—
December 31, 2002	15.09		.08		(2.76)	(2.68)	(.04)	(.14)		—
December 31, 2001	12.81		.08		2.27	2.35	—(e)	(.07)		—

Putnam VT Utilities Growth and Income Fund
December 31, 2005	$13.59		$.36(i)(k)		$.82	$1.18	$(.30)	$—		$—
December 31, 2004	11.43		.30(i)		2.15	2.45	(.29)	—		—
December 31, 2003	9.57		.28		1.99	2.27	(.41)	—		—
December 31, 2002	12.97		.35		(3.35)	(3.00)	(.40)	—		—
December 31, 2001	18.13		.36		(4.17)	(3.81)	(.50)	(.85)		—


58 P R O S P E C T U S O F T H E T R U S T


		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$(.33)	$16.23	12.71	$58,861	.93(i)	.60(i)(k)	87.42
(.07)	14.73	15.75	35,819	.97(i)	.65(i)	145.30
(.11)	12.79	29.01*	16,499	.74(i)*	.60(i)*	117.37*

$(.0275)	$1.00	2.79	$211,665	.53(i)	2.71(i)	—
(.0091)	1.00	.91	264,971	.53(i)	.87(i)	—
(.0076)	1.00	.76	457,943.49		.77	—
(.0145)	1.00	1.46	794,448.48		1.45	—
(.0392)	1.00	3.99	893,647.45		3.75	—

$(.06)	$18.74	10.32(k)	$1,352,498	.66(i)	.18(i)(k)	56.12
—	17.05	10.50	1,621,906	.69(i)	.33(i)(j)	115.82
—	15.43	32.79	1,826,123.67		(.11)	44.22
—	11.62	(30.29)	1,664,685.63		(.19)	68.82
(4.42)	16.67	(29.99)	3,058,087.59		(.21)	72.16

$(.18)	$17.25	6.13(k)	$417,948	.76(i)	1.32(i)(k)	55.58
(.15)	16.43	15.77	443,680	.79(i)	1.19(i)	51.50
(.18)	14.34	32.86	416,273.79		1.24	59.50
(.51)	10.98	(15.44)	366,623.78		1.37	60.33
(.51)	13.47	3.53	455,975.79		1.32	74.80

$—	$6.55	8.26	$50,877	.91(i)	(.29)(i)(k)	147.92
—	6.05	8.81	62,566	.95(i)	(.57)(i)	123.52
—	5.56	35.94	73,227.89		(.62)	71.72
—	4.09	(32.06)	61,535.90		(.72)	68.02
—	6.02	(45.57)	107,050.85		(.63)	116.66

$(.12)	$11.91	5.26(k)	$87,728	.79(i)	.71(i)(k)	94.51
(.02)	11.44	7.79	110,116	.80(i)	1.05(i)(j)	106.08
(.05)	10.63	25.69	128,360.79		.82	116.88
(.07)	8.51	(22.06)	127,084.78		.64	154.60
(.68)	10.99	(18.62)	197,443.74		.67	146.42

$(1.39)	$23.11	7.30	$291,615	.84(i)	.62(i)(k)	42.50
(.10)	22.95	26.54	348,938	.87(i)	.48(i)	39.27
(.08)	18.23	50.06	290,933.91		.77	36.14
(.18)	12.23	(18.06)	215,964.92		.57	51.54
(.07)	15.09	18.42	231,329.94		.56	36.65

$(.30)	$14.47	8.87(k)	$320,176	.84(i)	2.54(i)(k)	37.69
(.29)	13.59	21.87	355,947	.85(i)	2.50(i)	31.79
(.41)	11.43	25.00	352,531.83		2.84	38.45
(.40)	9.57	(23.83)	355,128.79		3.23	42.68
(1.35)	12.97	(22.11)	631,897.73		2.45	93.13


59    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA

		Investment Operations:					Less Distributions:
				Net
	Net			Realized and				From
	Asset			Unrealized			From	Net
	Value,	Net		Gain (Loss)		Total from	Net	Realized	From
	Beginning	Investment		on		Investment	Investment	Gain on	Return
Period ended	of Period	Income (Loss)(a)		Investments		Operations	Income	Investments	of Capital

Putnam VT Vista Fund
December 31, 2005	$12.58	$	—(e)(i)(k)		$1.57	$1.57	$ —	$—		$—
December 31, 2004	10.58		(.03)(i)		2.03	2.00	—	—		—
December 31, 2003	7.93		(.02)		2.67	2.65	—	—		—
December 31, 2002	11.40		(.03)		(3.44)	(3.47)	—	—		—
December 31, 2001	19.65		(.02)		(6.47)	(6.49)	—	(1.76)		—(e)

Putnam VT Voyager Fund
December 31, 2005	$27.37		$.09(i)(k)		$1.51	$1.60	$ (.25)	$—		$—
December 31, 2004	26.10		.21(i)(j)		1.18	1.39	(.12)	—		—
December 31, 2003	21.00		.10		5.15	5.25	(.15)	—		—
December 31, 2002	28.72		.12		(7.63)	(7.51)	(.21)	—		—
December 31, 2001	48.82		.20		(10.65)	(10.45)	(.05)	(9.60)		—


60    P R O S P E C T U S   O F   T H E   T R U S T


		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$—	$14.15	12.48	$ 234,261	.74(i)	(.01)(i)(k)	71.15
—	12.58	18.90	260,964	.79(i)	(.31)(i)	93.49
—	10.58	33.42	263,268.76		(.21)	90.84
—	7.93	(30.44)	234,249.74		(.28)	78.14
(1.76)	11.40	(33.34)	443,879.67		(.18)	112.81

$(.25)	$28.72	5.94(k)	$ 1,801,387	.63(i)	.35(i)(k)	119.09
(.12)	27.37	5.34	2,357,097	.64(i)	.81(i)(j)	48.94
(.15)	26.10	25.16	2,799,625.62		.45	47.37
(.21)	21.00	(26.34)	2,740,121.60		.51	90.52
(9.65)	28.72	(22.24)	4,784,868.57		.61	105.03


61    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB

		Investment Operations:					Less Distributions:
				Net
	Net			Realized and				From
	Asset			Unrealized			From	Net	From
	Value,	Net		Gain (Loss)		Total from	Net	Realized	Return
	Beginning	Investment		on		Investment	Investment	Gain on	of
Period ended	of Period	Income (Loss)(a)		Investments		Operations	Income	Investments	Capital

Putnam VT American Government Income Fund
December 31, 2005	$11.71		$.38(i)		$(.22)	$.16	$(.38)	$(.03)		$—
December 31, 2004	12.02		.28(i)		.04	.32	(.45)	(.18)		—
December 31, 2003	12.30		.25		(.07)	.18	(.23)	(.23)		—
December 31, 2002	11.59		.37		.62	.99	(.28)	—		—
December 31, 2001	10.87		.47		.25	.72	—	—(e)		—

Putnam VT Capital Appreciation Fund
December 31, 2005	$ 8.66		$.01(i)(k)		$.67	$.68	$(.04)	$—		$—
December 31, 2004	7.55		.04(i)(j)		1.07	1.11	—	—		—
December 31, 2003	6.05		(.01)		1.51	1.50	—	—		—
December 31, 2002	7.80		—(e)		(1.74)	(1.74)	(.01)	—		—(e)
December 31, 2001	9.06		(.01)		(1.25)	(1.26)	—	—		—

Putnam VT Capital Opportunities Fund
December 31, 2005	$14.40		$.02(i)(k)		$1.43	$1.45	$—	$(.06)		$—
December 31, 2004	12.72		.05(i)		2.24	2.29	(.03)	(.58)		—
December 31, 2003**	10.00		(.03)(i)		3.03	3.00	—	(.28)		—

Putnam VT Discovery Growth Fund
December 31, 2005	$ 4.97		$(.02)(i)(k)		$.38	$.36	$—	$—		$—
December 31, 2004	4.62		(.02)(i)(j)		.37	.35	—	—		—
December 31, 2003	3.50		(.03)		1.15	1.12	—	—		—
December 31, 2002	4.97		(.05)		(1.42)	(1.47)	—	—		—
December 31, 2001	7.18		(.07)		(2.14)	(2.21)	—	—		—

Putnam VT Diversified Income Fund
December 31, 2005	$ 9.17		$.41(i)		$(.15)	$.26	$(.67)	$—		$—
December 31, 2004	9.24		.48(i)		.32	.80	(.87)	—		—
December 31, 2003	8.49		.60		.96	1.56	(.81)	—		—
December 31, 2002	8.75		.68		(.18)	.50	(.76)	—		—
December 31, 2001	9.11		.76		(.45)	.31	(.67)	—		—

Putnam VT Equity Income Fund
December 31, 2005	$13.49		$.19(i)(k)		$.52	$.71	$(.13)	$(.18)		$—
December 31, 2004	12.08		.19(i)		1.24	1.43	—	(.02)		—
December 31, 2003**	10.00		.09(i)		2.05	2.14	(.04)	(.02)		—

Putnam VT The George Putnam Fund of Boston
December 31, 2005	$11.55		$.25(i)(k)		$.19	$.44	$(.23)	$—		$—
December 31, 2004	10.88		.21(i)		.67	.88	(.21)	—		—
December 31, 2003	9.54		.20		1.38	1.58	(.24)	—		—
December 31, 2002	10.69		.26		(1.17)	(.91)	(.24)	—		—
December 31, 2001	10.94		.29		(.25)	.04	(.29)	—		—

Putnam VT Global Asset Allocation Fund
December 31, 2005	$14.25		$.26(i)(k)		$.72	$.98	$(.17)	$—		$—
December 31, 2004	13.45		.20(i)		1.00	1.20	(.40)	—		—
December 31, 2003	11.51		.20		2.21	2.41	(.47)	—		—
December 31, 2002	13.37		.23		(1.86)	(1.63)	(.23)	—		—
December 31, 2001	16.67		.32		(1.77)	(1.45)	(.16)	(1.69)		—

Putnam VT Global Equity Fund
December 31, 2005	$10.24		$.09(i)(k)		$.80	$.89	$(.08)	$ —		$—
December 31, 2004	9.19		.08(i)		1.16	1.24	(.19)	—		—
December 31, 2003	7.19		.07		2.01	2.08	(.08)	—		—
December 31, 2002	9.27		.05		(2.12)	(2.07)	(.01)	—		—
December 31, 2001	18.02		—(e)		(5.14)	(5.14)	—	(3.61)		—


62    P R O S P E C T U S   O F   T H E   T R U S T


		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$(.41)	$11.46	1.35	$74,858	.89(i)	3.32(i)	419.62(l)
(.63)	11.71	2.66	87,312	.91(i)	2.39(i)	309.71
(.46)	12.02	1.56	107,751.99		2.09	553.08
(.28)	12.30	8.77	164,573.99		3.13	517.44(f )
—(e)	11.59	6.64	73,366.99		4.12	262.05(f )

$(.04)	$9.30	7.88	$23,072	1.13(i)	.15(i)(k)	132.25
—	8.66	14.70	23,302	1.15(i)	.51(i)(j)	139.79
—	7.55	24.79	20,315	1.31	(.20)	143.90
(.01)	6.05	(22.35)	14,021	1.38	.05	166.36
—	7.80	(13.91)	9,784	1.57	(.13)	101.98

$(.06)	$15.79	10.16	$15,049	1.17(i)	.11(i)(k)	133.38
(.61)	14.40	18.21	9,013	1.21(i)	.35(i)	163.42
(.28)	12.72	30.05*	4,737	.88(i)*	(.18)(i)*	163.05*

$—	$5.33	7.24	$27,155	1.13(i)	(.34)(i)(k)	147.47
—	4.97	7.58	34,186	1.19(i)	(.48)(i)(j)	106.52
—	4.62	32.00	35,091	1.33	(.83)	81.55
—	3.50	(29.58)	24,082	1.81	(1.36)	92.27(g)
—	4.97	(30.78)	13,245	1.84	(1.34)	109.55

$(.67)	$8.76	3.05	$160,295	1.04(i)	4.70(i)	115.07(l)
(.87)	9.17	9.20	149,586	1.05(i)	5.41(i)	79.07
(.81)	9.24	19.91	141,644	1.07	6.86	104.06
(.76)	8.49	6.03	102,982	1.07	8.20	176.17(f )
(.67)	8.75	3.51	92,828	1.01	8.58	139.13(f )

$(.31)	$13.89	5.43	$82,356	1.06(i)	1.40(i)(k)	59.47
(.02)	13.49	11.82	55,764	1.08(i)	1.51(i)	89.30
(.06)	12.08	21.39*	22,804	.88(i)*	.76(i)*	113.49*

$(.23)	$11.76	3.91	$301,779	.97(i)	2.18(i)(k)	139.50
(.21)	11.55	8.21	294,298	.97(i)	1.90(i)	148.39
(.24)	10.88	17.04	254,106.98		2.00	144.47
(.24)	9.54	(8.75)	178,710	1.00	2.58	128.14(f )
(.29)	10.69	0.46	156,821.98		2.69	334.64(f )

$(.17)	$15.06	6.97	$66,485	1.15(i)	1.80(i)(k)	144.67(l)
(.40)	14.25	9.11	47,886	1.18(i)	1.51(i)	156.86
(.47)	13.45	21.90	32,588	1.20	1.63	155.21
(.23)	11.51	(12.46)	21,758	1.16	1.87	105.04
(1.85)	13.37	(8.58)	24,735	1.06	2.29	187.96(f )

$(.08)	$11.05	8.78(k)	$71,310	1.17(i)	.82(i)(k)	75.73
(.19)	10.24	13.68	75,503	1.19(i)	.86(i)	77.03
(.08)	9.19	29.23	74,972	1.17	.95	88.32
(.01)	7.19	(22.39)	65,834	1.14	.69	173.27
(3.61)	9.27	(29.76)	92,817	1.04	(.02)	186.11


63    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB

		Investment Operations:					Less Distributions:
				Net
	Net			Realized and				From
	Asset			Unrealized			From	Net	From
	Value,	Net		Gain (Loss)		Total from	Net	Realized	Return
	Beginning	Investment		on		Investment	Investment	Gain on	of
Period ended	of Period	Income (Loss)(a)		Investments		Operations	Income	Investments	Capital

Putnam VT Growth and Income Fund
December 31, 2005	$25.44		$.35(i)(k)		$.95	$1.30	$(.39)	$—		$—
December 31, 2004	23.26		.34(i)		2.21	2.55	(.37)	—		—
December 31, 2003	18.64		.32		4.67	4.99	(.37)	—		—
December 31, 2002	23.44		.31		(4.67)	(4.36)	(.32)	(.12)		—
December 31, 2001	25.76		.29		(1.93)	(1.64)	(.39)	(.29)		—

Putnam VT Growth Opportunities Fund
December 31, 2005	$ 4.67		$.01(i)(k)		$.18	$.19	$(.03)	$—		$—
December 31, 2004	4.59		.02(i)(j)		.06	.08	—	—		—
December 31, 2003	3.73		—(e)		.86	.86	—	—		—
December 31, 2002	5.29		(.01)		(1.55)	(1.56)	—	—		—
December 31, 2001	7.79		(.02)		(2.48)	(2.50)	—	—		—

Putnam VT Health Sciences Fund
December 31, 2005	$11.73		$.02(i)(k)		$1.53	$1.55	$(.01)	$—		$—
December 31, 2004	10.97		.01(i)		.77	.78	(.02)	—		—
December 31, 2003	9.32		.02		1.69	1.71	(.06)	—		—
December 31, 2002	11.70		.01		(2.39)	(2.38)	—	—		—
December 31, 2001	14.58		(.02)		(2.86)	(2.88)	—	—		—

Putnam VT High Yield Fund
December 31, 2005	$ 8.05		$.53(i)		$(.31)	$.22	$(.65)	$—		$—
December 31, 2004	7.94		.55(i)		.23	.78	(.67)	—		—
December 31, 2003	7.05		.62		1.09	1.71	(.82)	—		—
December 31, 2002	8.06		.74		(.78)	(.04)	(.97)	—		—
December 31, 2001	8.97		.88		(.54)	.34	(1.25)	—		—

Putnam VT Income Fund
December 31, 2005	$12.88		$.48(i)		$(.20)	$.28	$(.41)	$(.14)		$—
December 31, 2004	12.84		.34(i)		.22	.56	(.52)	—		—
December 31, 2003	12.89		.42		.13	.55	(.60)	—		—
December 31, 2002	12.60		.60		.35	.95	(.66)	—		—
December 31, 2001	12.58		.65		.23	.88	(.86)	—		—

Putnam VT International Equity Fund
December 31, 2005	$14.71		$.16(i)(k)		$1.61	$1.77	$(.22)	$—		$—
December 31, 2004	12.85		.12(i)		1.94	2.06	(.20)	—		—
December 31, 2003	10.09		.13		2.73	2.86	(.10)	—		—
December 31, 2002	12.36		.10		(2.28)	(2.18)	(.09)	—		—
December 31, 2001	17.67		.09		(3.61)	(3.52)	(.04)	(1.75)		—

Putnam VT International Growth and Income Fund
December 31, 2005	$13.51		$.19(i)(k)		$1.70	$1.89	$(.12)	$—		$—
December 31, 2004	11.31		.11(i)		2.24	2.35	(.15)	—		—
December 31, 2003	8.35		.13		2.97	3.10	(.14)	—		—
December 31, 2002	9.73		.09		(1.42)	(1.33)	(.05)	—		—
December 31, 2001	13.25		.11		(2.79)	(2.68)	(.12)	(.72)		—

Putnam VT International New Opportunities Fund
December 31, 2005	$12.47		$.13(i)(k)		$2.15	$2.28	$(.09)	$—		$—
December 31, 2004	11.11		.08(i)		1.39	1.47	(.11)	—		—
December 31, 2003	8.37		.07		2.70	2.77	(.03)	—		—
December 31, 2002	9.75		.05		(1.37)	(1.32)	(.06)	—		—
December 31, 2001	13.67		.02		(3.94)	(3.92)	—	—		—

Putnam VT Investors Fund
December 31, 2005	$ 9.99		$.04(i)(k)		$.83	$.87	$(.10)	$—		$—
December 31, 2004	8.91		.09(i)(j)		1.03	1.12	(.04)	—		—
December 31, 2003	7.04		.03		1.87	1.90	(.03)	—		—
December 31, 2002	9.26		.03		(2.24)	(2.21)	(.01)	—		—
December 31, 2001	12.31		.01		(3.06)	(3.05)	—	—		—


64    P R O S P E C T U S   O F   T H E   T R U S T


		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$(.39)	$26.35	5.23(k)	$811,652	.79(i)	1.37(i)(k)	56.46
(.37)	25.44	11.11	871,478	.79(i)	1.45(i)	29.21
(.37)	23.26	27.38	828,558.78		1.60	32.55
(.44)	18.64	(18.99)	612,170.77		1.47	36.01
(.68)	23.44	(6.39)	709,842.73		1.22	32.75

$(.03)	$4.83	4.11	$32,082	1.12(i)	.11(i)(k)	154.79
—	4.67	1.74	36,059	1.15(i)	.55(i)(j)	57.02
—	4.59	23.06	37,906	1.21	(.08)	59.00
—	3.73	(29.49)	31,065	1.21	(.21)	63.30
—	5.29	(32.09)	44,521	1.07	(.39)	83.13

$(.01)	$13.27	13.20	$189,476	1.06(i)	.17(i)(k)	30.98
(.02)	11.73	7.12	162,097	1.10(i)	.13(i)	47.82
(.06)	10.97	18.39	161,036	1.09	.11	63.66
—	9.32	(20.34)	119,828	1.08	.13	74.33
—	11.70	(19.75)	128,067	1.01	(.13)	53.20

$(.65)	$7.62	3.10	$170,165	1.01(i)	7.02(i)	43.21
(.67)	8.05	10.54	175,106	1.03(i)	7.18(i)	50.44
(.82)	7.94	26.54	159,069	1.03	8.44	75.01
(.97)	7.05	(0.85)	79,036	1.03	10.38	68.41
(1.25)	8.06	3.78	64,972.98		10.71	81.97

$(.55)	$12.61	2.36	$292,152	.86(i)	3.81(i)	336.25(l)
(.52)	12.88	4.43	278,617	.91(i)	2.71(i)	401.71
(.60)	12.84	4.43	262,067.93		3.29	287.19
(.66)	12.89	7.89	215,874.93		4.79	399.61(f )
(.86)	12.60	7.30	144,380.90		5.26	250.79(f )

$(.22)	$16.26	12.20	$621,897	1.18(i)	1.06(i)(k)	86.02
(.20)	14.71	16.19	558,206	1.19(i)	.95(i)	62.84
(.10)	12.85	28.65	510,055	1.19	1.15	71.14
(.09)	10.09	(17.75)	308,970	1.24	.91	53.20(g)
(1.79)	12.36	(20.61)	252,647	1.16	.66	69.81

$(.12)	$15.28	14.10	$102,596	1.26(i)	1.40(i)(k)	74.48
(.15)	13.51	20.98	87,743	1.26(i)	.89(i)	59.34
(.14)	11.31	37.85	63,651	1.27	1.39	71.71
(.05)	8.35	(13.77)	45,744	1.25	1.03	99.21
(.84)	9.73	(20.81)	41,771	1.20	1.02	154.29

$(.09)	$14.66	18.36(k)	$151,178	1.46(i)	1.01(i)(k)	91.01
(.11)	12.47	13.35	141,110	1.50(i)	.70(i)	139.72
(.03)	11.11	33.21	144,493	1.51	.74	135.90
(.06)	8.37	(13.63)	122,332	1.52	.56	136.66
—	9.75	(28.68)	159,227	1.46	.14	198.97

$(.10)	$10.76	8.81	$221,847	1.00(i)	.41(i)(k)	113.81
(.04)	9.99	12.64	226,738	1.01(i)	.98(i)(j)	84.91
(.03)	8.91	27.14	220,061	1.00	.46	73.32
(.01)	7.04	(23.87)	180,341.97		.32	122.88
—	9.26	(24.78)	261,025.88		.02	98.05

65    P R O S P E C T U S   O F   T H E   T R U S T

PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB

		Investment Operations:				Less Distributions:
			Net
	Net		Realized and				From
	Asset		Unrealized			From	Net	From
	Value,	Net	Gain (Loss)		Total from	Net	Realized	Return
	Beginning	Investment	on		Investment	Investment	Gain on	of
Period ended	of Period	Income (Loss)(a)	Investments		Operations	Income	Investments	Capital

Putnam VT Mid Cap Value Fund
December 31, 2005	$14.68	$.05(i)(k)		$1.73	$1.78	$(.03)	$(.27)		$—
December 31, 2004	12.78	.05(i)		1.92	1.97	—	(.07)		—
December 31, 2003**	10.00	.05(i)		2.83	2.88	(.03)	(.07)		—

Putnam VT Money Market Fund
December 31, 2005	$ 1.00	$.0250(i)		$—	$.0250	$(.0250)	$—		$—
December 31, 2004	1.00	.0066(i)		—(h)	.0066	(.0066)	—		—
December 31, 2003	1.00	.0051		—(h)	.0051	(.0051)	—		—
December 31, 2002	1.00	.0120		—(h)	.0120	(.0120)	—		—
December 31, 2001	1.00	.0370		—	.0370	(.0370)	—		—

Putnam VT New Opportunities Fund
December 31, 2005	$16.80	$(.01)(i)(k)		$1.69	$1.68	$(.02)	$—		$—
December 31, 2004	15.23	.01(i)(j)		1.56	1.57	—	—		—
December 31, 2003	11.50	(.05)		3.78	3.73	—	—		—
December 31, 2002	16.55	(.06)		(4.99)	(5.05)	—	—		—
December 31, 2001	29.77	(.08)		(8.72)	(8.80)	—	(4.42)		—(e)

Putnam VT New Value Fund
December 31, 2005	$16.33	$.18(i)(k)		$.77	$.95	$(.14)	$—		$—
December 31, 2004	14.27	.14(i)		2.05	2.19	(.13)	—		—
December 31, 2003	10.93	.12		3.37	3.49	(.15)	—		—
December 31, 2002	13.42	.14		(2.14)	(2.00)	(.11)	(.38)		—
December 31, 2001	13.49	.14		.29	.43	(.13)	(.37)		—

Putnam VT OTC & Emerging Growth Fund
December 31, 2005	$ 5.98	$(.03)(i)(k)		$.50	$.47	$—	$—		$—
December 31, 2004	5.51	(.04)(i)		.51	.47	—	—		—
December 31, 2003	4.06	(.04)		1.49	1.45	—	—		—
December 31, 2002	5.99	(.05)		(1.88)	(1.93)	—	—		—
December 31, 2001	11.03	(.06)		(4.98)	(5.04)	—	—		—

Putnam VT Research Fund
December 31, 2005	$11.38	$.05(i)(k)		$.50	$.55	$(.09)	$—		$—
December 31, 2004	10.58	.09(i)(j)		.71	.80	—	—		—
December 31, 2003	8.47	.05		2.09	2.14	(.03)	—		—
December 31, 2002	10.94	.04		(2.46)	(2.42)	(.05)	—		—
December 31, 2001	14.28	.05		(2.72)	(2.67)	(.04)	(.63)		—

Putnam VT Small Cap Value Fund
December 31, 2005	$22.79	$.09(i)(k)		$1.39	$1.48	$(.04)	$(1.30)		$—
December 31, 2004	18.12	.05(i)		4.69	4.74	(.07)	—		—
December 31, 2003	12.16	.08		5.93	6.01	(.05)	—		—
December 31, 2002	15.03	.05		(2.75)	(2.70)	(.03)	(.14)		—
December 31, 2001	12.79	.04		2.27	2.31	—(e)	(.07)		—

Putnam VT Utilities Growth and Income Fund
December 31, 2005	$13.54	$.32(i)(k)		$.82	$1.14	$(.27)	$—		$—
December 31, 2004	11.39	.27(i)		2.14	2.41	(.26)	—		—
December 31, 2003	9.52	.26		1.99	2.25	(.38)	—		—
December 31, 2002	12.92	.32		(3.35)	(3.03)	(.37)	—		—
December 31, 2001	18.09	.33		(4.16)	(3.83)	(.49)	(.85)		—


66    P R O S P E C T U S   O F   T H E   T R U S T


		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$(.30)	$16.16	12.44	$25,306	1.18(i)	.36(i)(k)	87.42
(.07)	14.68	15.44	14,507	1.22(i)	.40(i)	145.30
(.10)	12.78	28.83*	6,703	.91(i)*	.45(i)*	117.37*

$(.0250)	$1.00	2.53	$134,800	.78(i)	2.54(i)	—
(.0066)	1.00	.66	108,012	.78(i)	.66(i)	—
(.0051)	1.00	.51	121,504.74		.51	—
(.0120)	1.00	1.20	154,358.73		1.19	—
(.0370)	1.00	3.76	154,176.67		3.51	—

$(.02)	$18.46	10.00(k)	$159,861	.91(i)	(.07)(i)(k)	56.12
—	16.80	10.31	171,305	.94(i)	.09(i)(j)	115.82
—	15.23	32.44	176,316.92		(.36)	44.22
—	11.50	(30.51)	125,829.88		(.44)	68.82
(4.42)	16.55	(30.14)	200,041.81		(.43)	72.16

$(.14)	$17.14	5.89(k)	$249,039	1.01(i)	1.09(i)(k)	55.58
(.13)	16.33	15.43	197,944	1.04(i)	.95(i)	51.50
(.15)	14.27	32.48	149,367	1.04	.99	59.50
(.49)	10.93	(15.60)	99,692	1.03	1.16	60.33
(.50)	13.42	3.32	88,543	1.01	1.10	74.80

$—	$6.45	7.86	$36,939	1.16(i)	(.54)(i)(k)	147.92
—	5.98	8.53	41,044	1.20(i)	(.81)(i)	123.52
—	5.51	35.71	43,220	1.14	(.87)	71.72
—	4.06	(32.22)	32,536	1.15	(.97)	68.02
—	5.99	(45.69)	55,209	1.07	(.86)	116.66

$(.09)	$11.84	4.92(k)	$114,612	1.04(i)	.47(i)(k)	94.51
—	11.38	7.56	126,286	1.05(i)	.82(i)(j)	106.08
(.03)	10.58	25.32	125,821	1.04	.56	116.88
(.05)	8.47	(22.20)	101,445	1.03	.41	154.60
(.67)	10.94	(18.83)	119,888.96		.46	146.42

$ (1.34)	$22.93	7.03	$552,682	1.09(i)	.40(i)(k)	42.50
(.07)	22.79	26.22	475,639	1.12(i)	.23(i)	39.27
(.05)	18.12	49.65	332,094	1.16	.53	36.14
(.17)	12.16	(18.27)	191,497	1.17	.36	51.54
(.07)	15.03	18.13	130,991	1.16	.33	36.65

$(.27)	$14.41	8.58(k)	$59,243	1.09(i)	2.28(i)(k)	37.69
(.26)	13.54	21.60	58,362	1.10(i)	2.24(i)	31.79
(.38)	11.39	24.82	48,653	1.08	2.57	38.45
(.37)	9.52	(24.09)	39,574	1.04	2.99	42.68
(1.34)	12.92	(22.28)	59,284.95		2.23	93.13


67    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB

		Investment Operations:				Less Distributions:
				Net
	Net			Realized and			From
	Asset			Unrealized		From	Net	From
	Value,	Net		Gain (Loss)	Total from	Net	Realized	Return
	Beginning	Investment		on	Investment	Investment	Gain on	of
Period ended	of Period	Income (Loss)(a)		Investments	Operations	Income	Investments	Capital

Putnam VT Vista Fund
December 31, 2005	$12.43		$(.03)(i)(k)	$ 1.54	$1.51	$ —	$—		$—
December 31, 2004	10.48		(.06)(i)	2.01	1.95	—	—		—
December 31, 2003	7.87		(.04)	2.65	2.61	—	—		—
December 31, 2002	11.34		(.05)	(3.42)	(3.47)	—	—		—
December 31, 2001	19.60		(.05)	(6.45)	(6.50)	—	(1.76)		—(e)

Putnam VT Voyager Fund
December 31, 2005	$27.20		$.02(i)(k)	$ 1.51	$1.53	$ (.18)	$—		$—
December 31, 2004	25.96		.15(i)(j)	1.15	1.30	(.06)	—		—
December 31, 2003	20.87		.04	5.14	5.18	(.09)	—		—
December 31, 2002	28.56		.06	(7.60)	(7.54)	(.15)	—		—
December 31, 2001	48.64		.13	(10.61)	(10.48)	—	(9.60)		—


68    P R O S P E C T U S   O F   T H E   T R U S T


		Total			Ratio of Net
		Investment		Ratio of	Investment
		Return at	Net Assets,	Expenses	Income (Loss)
Total	Net Asset Value,	Net Asset	End of Period	to Average Net	to Average	Portfolio
Distributions	End of Period	Value (%)(b)(c)	(in thousands)	Assets (%)(b)(d)	Net Assets (%)	Turnover (%)

$—	$13.94	12.15	$258,209	.99(i)	(.25)(i)(k)	71.15
—	12.43	18.61	258,884	1.04(i)	(.56)(i)	93.49
—	10.48	33.16	240,752	1.01	(.46)	90.84
—	7.87	(30.60)	189,445.99		(.53)	78.14
(1.76)	11.34	(33.50)	293,140.89		(.39)	112.81

$(.18)	$28.55	5.69(k)	$485,323	.88(i)	.08(i)(k)	119.09
(.06)	27.20	5.03	518,951	.89(i)	.60(i)(j)	48.94
(.09)	25.96	24.91	509,892.87		.19	47.37
(.15)	20.87	(26.53)	362,402.85		.26	90.52
(9.60)	28.56	(22.41)	481,526.79		.39	105.03


69    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VARIABLE TRUST
Notes to Financial Highlights
December 31, 2005


* Not annualized.

** For the period May 1, 2003 (commencement of operations) to December 31, 2003.


(a) For all funds other than Putnam VT Money Market Fund, per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.


(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.


(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements.


(e) Amount represents less than $0.01 per share.

(f ) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(g) Portfolio turnover excludes the impact of assets received from the acquired fund.

(h) Amount represents less than $0.0001 per share.


(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds’ class IA and class IB shares reflect a reduction of the following amounts based on average net assets.

	12/31/05	12/31/04	12/31/03
	————–—	————–—	————–—
Putnam VT American Government Income Fund	0.17%	0.13%	—
Putnam VT Capital Appreciation Fund	0.12%	0.13%	—
Putnam VT Capital Opportunities Fund	0.24%	0.44%	0.61%
Putnam VT Discovery Growth Fund	0.29%	0.14%	—
Putnam VT Diversified Income Fund	0.03%	0.03%	—
Putnam VT Equity Income Fund	0.01%	0.03%	0.18%
Putnam VT The George Putnam Fund of Boston	0.01%	0.01%	—
Putnam VT Global Asset Allocation Fund	0.01%	0.01%	—
Putnam VT Global Equity Fund	<0.01%	<0.01%	—
Putnam VT Growth and Income Fund	<0.01%	<0.01%	—
Putnam VT Growth Opportunities Fund	0.13%	0.05%	—
Putnam VT Health Sciences Fund	<0.01%	<0.01%	—
Putnam VT High Yield Fund	0.02%	<0.01%	—
Putnam VT Income Fund	0.10%	0.04%	—
Putnam VT International Equity Fund	<0.01%	<0.01%	—
Putnam VT International Growth and Income Fund	<0.01%	<0.01%	—
Putnam VT International New Opportunities Fund	0.04%	0.01%	—
Putnam VT Investors Fund	<0.01%	<0.01%	—
Putnam VT Mid Cap Value Fund	0.02%	0.07%	0.54%
Putnam VT Money Market Fund	0.03%	0.02%	—
Putnam VT New Opportunities Fund	<0.01%	<0.01%	—
Putnam VT New Value Fund	<0.01%	<0.01%	—
Putnam VT OTC & Emerging Growth Fund	<0.01%	0.01%	—
Putnam VT Research Fund	<0.01%	<0.01%	—
Putnam VT Small Cap Value Fund	<0.01%	<0.01%	—
Putnam VT Utilities Growth and Income Fund	<0.01%	<0.01%	—
Putnam VT Vista Fund	<0.01%	<0.01%	—
Putnam VT Voyager Fund	<0.01%	<0.01%	—

(j) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds’ class IA and class IB shares reflect a special dividend received by the following funds which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the year ended December 31, 2004.

	Net investment	Ratio of net
	income (loss)	investment
	per share	income (loss)
	——–—————–—	——–—————–—
Putnam VT Capital Appreciation Fund	$0.02	0.31%
Putnam VT Discovery Growth Fund	0.01	0.14%
Putnam VT Growth Opportunities Fund	0.03	0.58%
Putnam VT Investors Fund	0.05	0.54%
Putnam VT New Opportunities Fund	0.06	0.37%
Putnam VT Research Fund	0.04	0.34%
Putnam VT Voyager Fund	0.12	0.45%

70    P R O S P E C T U S   O F   T H E   T R U S T


PUTNAM VARIABLE TRUST
Notes to Financial Highlights (Continued)
December 31, 2005

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding broker allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended December 31, 2005.

	Fund’s	per share	% of average	per share	% of average
	distributable	amount for	net assets for	amount for	net assets for
	amount	class IA	class IA	class IB	class IB
	————–——–—	————–——–—	————–——–—	————–——–—	————–——–—
Putnam VT Capital Appreciation Fund	$ 11,448	< $0.01	0.02%	< $0.01	0.02%
Putnam VT Capital Opportunities Fund	1,393	< $0.01	0.01%	< $0.01	0.01%
Putnam VT Discovery Growth Fund	14,409	< $0.01	0.03%	< $0.01	0.03%
Putnam VT Equity Income Fund	2,022	< $0.01	< 0.01%	< $0.01	< 0.01%
Putnam VT The George Putnam Fund of Boston	89,609	< $0.01	0.01%	< $0.01	0.01%
Putnam VT Global Asset Allocation Fund	70,231	< $0.01	0.02%	< $0.01	0.02%
PutnamVT Global Equity Fund	498,461	$0.01	0.08%	$0.01	0.08%
Putnam VT Growth and Income Fund	1,390,659	$0.01	0.03%	$0.01	0.03%
Putnam VT Growth Opportunities Fund	20,289	< $0.01	0.03%	< $0.01	0.03%
Putnam VT Health Sciences Fund	74,608	< $0.01	0.02%	< $0.01	0.02%
Putnam VT International Equity Fund	24,565	< $0.01	< 0.01%	< $0.01	< 0.01%
Putnam VT International Growth and Income Fund	26,953	< $0.01	0.01%	< $0.01	0.01%
Putnam VT International New Opportunities Fund	92,105	$0.01	0.04%	$0.01	0.04%
Putnam VT Investors Fund	171,614	< $0.01	0.03%	<$0.01	0.03%
Putnam VT Mid Cap Value Fund	674	< $0.01	<0.01%	< $0.01	<0.01%
Putnam VT New Opportunities Fund	651,000	$0.01	0.04%	$0.01	0.04%
Putnam VT New Value Fund	242,461	$0.01	0.04%	$0.01	0.04%
Putnam VT OTC & Emerging Growth Fund	34,147	< $0.01	0.04%	< $0.01	0.04%
Putnam VT Research Fund	177,747	$0.01	0.08%	$0.01	0.08%
Putnam VT Small Cap Value Fund	60,481	< $0.01	0.01%	< $0.01	0.01%
Putnam VT Utilities Growth and Income Fund	202,935	$0.01	0.05%	$0.01	0.05%
Putnam VT Vista Fund	153,601	< $0.01	0.03%	< $0.01	0.03%
Putnam VT Voyager Fund	2,097,095	$0.02	0.08%	$0.02	0.08%

(l) Portfolio turnover excludes dollar roll transactions.


71    P R O S P E C T U S   O F   T H E   T R U S T

For more information
about the funds of
Putnam Variable Trust


The Trust’s SAI and annual and semi-annual reports to shareholders include additional information about the funds. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to the funds’ shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the funds’ performance during the funds’ last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam’s website at www.putnam.com, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the funds, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the Trust’s file number.

One Post Office Square
Boston, Massachusetts 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 989
Boston, Massachusetts 02103

www.putnam.com

File No. 811—05346	233604	4/06

 Putnam Variable Trust (the “Trust”)  Class IA and IB Shares

Putnam VT American Government Income Fund	Putnam VT International Equity Fund
Putnam VT Capital Appreciation Fund	Putnam VT International Growth and Income Fund
Putnam VT Capital Opportunities Fund	Putnam VT International New Opportunities Fund
Putnam VT Discovery Growth Fund	Putnam VT Investors Fund
Putnam VT Diversified Income Fund	Putnam VT Mid Cap Value Fund
Putnam VT Equity Income Fund	Putnam VT Money Market Fund
Putnam VT The George Putnam Fund of Boston	Putnam VT New Opportunities Fund
Putnam VT Global Asset Allocation Fund	Putnam VT New Value Fund
Putnam VT Global Equity Fund	Putnam VT OTC & Emerging Growth Fund
Putnam VT Growth and Income Fund	Putnam VT Research Fund
Putnam VT Growth Opportunities Fund	Putnam VT Small Cap Value Fund
Putnam VT Health Sciences Fund	Putnam VT Utilities Growth and Income Fund
Putnam VT High Yield Fund	Putnam VT Vista Fund
Putnam VT Income Fund	Putnam VT Voyager Fund

FORM N-1A PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")


April 30, 2006

This SAI is not a prospectus. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the Trust's annual report. For a free copy of the Trust's annual report or a prospectus dated April 30, 2006, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at www.putnam.com or write Putnam Investor Services, P.O. Box 41203, Providence, RI 02940-1203.


Part I of this SAI contains specific information about each fund. Part II includes information about all of the funds.

502156

Table of Contents

Part I
TRUST ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
FUND OWNERSHIP AND OTHER ACCOUNTS MANAGED BY THE FUNDS’ PORTFOLIO
MANAGERS	I-36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AND FINANCIAL STATEMENTS	I-45

Part II
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-1
TAXES…	II-29
MANAGEMENT	II-31
DETERMINATION OF NET ASSET VALUE	II-47
DISTRIBUTION PLAN	II-48
ADDITIONAL PAYMENTS	II-49
SUSPENSION OF REDEMPTIONS	II-51
SHAREHOLDER LIABILITY	II-51
DISCLOSURE OF PORTFOLIO INFORMATION	II-51
PROXY VOTING GUIDELINES AND PROCEDURES	II-53
SECURITIES RATINGS	II-53
DEFINITIONS	II-58

APPENDIX A	II-59

SAI PART I

TRUST ORGANIZATION AND CLASSIFICATION


The Trust is a Massachusetts business trust organized on September 24, 1987. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts. Prior to October 1, 2002, Putnam VT Global Equity Fund was known as Putnam VT Global Growth Fund. Prior to April 30, 2003, Putnam VT Discovery Growth Fund was known as Putnam VT Voyager Fund II and Putnam VT International Equity Fund was known as Putnam VT International Growth Fund.


The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twenty-eight series of shares, each representing a separate investment portfolio which is being offered to separate accounts of various insurance companies.

Any series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Shares of each series are currently divided into two classes: class IA shares and class IB shares. Class IB shares are subject to fees imposed pursuant to a distribution plan. The funds may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.

The two classes of shares are offered under a multiple class distribution system approved by the Trust's Trustees, and are designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. The insurance company issuing a variable contract selects the class of shares in which the separate account funding the contract invests.

Each share has one vote, with fractional shares voting proportionately. Shares vote as a single class without regard to series or classes of shares except (i) when required by the Investment Company Act of 1940, or when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only the shareholders of such series or class shall be entitled to vote. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the portfolio were liquidated, would receive the net assets of the portfolio.

The Trust may suspend the sale of shares of any portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2004.

Shares of the funds may only be purchased by an insurance company separate account. For matters requiring shareholder approval, you may be able to instruct the insurance company separate account how to vote the fund shares attributable to your contract or policy. See the Voting Rights section of your insurance product prospectus.


Each fund, except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, is a diversified investment company. This means that with respect to 75% (50% in the case of Putnam VT Health Sciences Fund and Putnam VT Utilities and Income Fund, each of which is a non-diversified investment company) of its total assets, each fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities and securities issued by other investment companies). The remaining 25% (50% in the case of Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) of each fund’s total assets is not subject to this restriction. To the extent a fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer’s securities declines.


INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed as to any fund without a vote of a majority of the outstanding voting securities of that fund, the Trust may not and will not take any of the following actions with respect to that fund:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4)(a) (All funds except Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(4)(b) (Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT Mid Cap Value Fund and Putnam VT Research Fund) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6)(a) (All funds except Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(6)(b) (Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7)(a) (All funds except Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(7)(b) (Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry; except that Putnam VT Utilities Growth and Income Fund may invest more than 25% of its assets in any of the public utilities industries, and Putnam VT Health Sciences Fund may invest more than 25% of its assets in companies that Putnam Management determines are principally engaged in the health sciences industries; and except that Putnam VT Money Market Fund may invest up to 100% of its assets (i) in the banking industry, (ii) in the personal credit institution or business credit institution industries when in the opinion of management yield differentials make such investments desirable, or (iii) any combination of these.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund or the Trust means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a fund or the Trust, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

-----------------------------------------

The following non-fundamental policies may be changed without shareholder approval:

(1) Each fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% (10% for Putnam VT Money

Market Fund) of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Redemptions of fund shares. The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund’s net assets measured as of the beginning of such 90-day period.

-----------------------------------------

CHARGES AND EXPENSES Management fees

Under a Management Contract dated October 2, 1987, as most recently amended March 17, 2003, each fund pays a quarterly fee (in the case of Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each fund pays a monthly fee) to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the period, at the annual rate of:

Putnam VT International New Opportunities Fund:

1.00% of the first $500 million of average net assets;
0.90% of the next $500 million;
0.85% of the next $500 million;
0.80% of the next $5 billion;
0.775% of the next $5 billion;
0.755% of the next $5 billion;
0.74% of the next $5 billion; and
0.73% of any excess thereafter.

Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT Small Cap Value Fund:

0.80% of the first $500 million of average net assets;
0.70% of the next $500 million;
0.65% of the next $500 million;
0.60% of the next $5 billion;
0.575% of the next $5 billion;
0.555% of the next $5 billion;
0.54% of the next $5 billion; and
0.53% of any excess thereafter.

Putnam VT Discovery Growth Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% of the next $5 billion;
0.42% of the next $5 billion;
0.41% of the next $5 billion;
0.40% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $8.5 billion; and
0.37% of any excess thereafter.

Putnam VT Growth Opportunities Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% of the next $5 billion; and
0.42% of any excess thereafter.

Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund:

0.70% of the first $500 million of average net assets;
0.60% of the next $500 million;
0.55% of the next $500 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion; and
0.43% of any excess thereafter.

Putnam VT Capital Appreciation Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $5 billion;
0.37% of the next $5 billion;
0.36% of the next $5 billion;
0.35% of the next $5 billion;
0.34% of the next $5 billion;
0.33% of the next $8.5 billion; and
0.32% of any excess thereafter.

Putnam VT American Government Income Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion;
0.38% of the next $5 billion;
0.37% of the next $5 billion;
0.36% of the next $5 billion;
0.35% of the next $5 billion; and
0.34% of any excess thereafter.

Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT Research Fund and Putnam VT Vista Fund:

0.65% of the first $500 million of average net assets;
0.55% of the next $500 million;
0.50% of the next $500 million;
0.45% of the next $5 billion;
0.425% of the next $5 billion;
0.405% of the next $5 billion;
0.39% of the next $5 billion; and
0.38% of any excess thereafter.

Putnam VT Money Market Fund:

0.45% of the first $500 million of average net assets;
0.35% of the next $500 million;
0.30% of the next $500 million;
0.25% of the next $5 billion;
0.225% of the next $5 billion;
0.205% of the next $5 billion;
0.19% of the next $5 billion; and
0.18% of any excess thereafter.

For the past three fiscal years, pursuant to the Management Contract, each fund incurred the following fees:

				Amount
				management
				fee would have
			Amount of	been without
	Fiscal	Management	management	expense
Fund name	Year	fee paid	fee waived	limitation

Putnam VT American Government	2005	$984,804	$349,650	$1,334,454
Income Fund

	2004	$1,408,223	$337,981	$1,746,204

	2003	$3,140,023	N/A	N/A

Putnam VT Capital Appreciation Fund	2005	$265,833	$57,816	$323,649

	2004	$231,288	$58,677	$289,965

	2003	$215,178	N/A	N/A

Putnam VT Capital Opportunities Fund	2005	$113,857	$66,719	$180,576


	2004	$30,329	$65,395	$95,724

	2003 (i)	$--	$22,638	$22,638


Putnam VT Discovery Growth Fund	2005	$184,180	$129,811	$313,991


	2004	$286,251	$73,684	$359,935

	2003	$308,009	N/A	N/A


Putnam VT Diversified Income Fund	2005	$3,544,610	$164,541	$3,709,151

	2004	$3,729,153	$187,580	$3,916,733

	2003	$3,988,636	N/A	N/A

				Amount
				management
				fee would have
			Amount of	been without
	Fiscal	Management	management	expense
Fund name	Year	fee paid	fee waived	limitation

Putnam VT Equity Income Fund	2005	$1,078,443	$23,796	$1,102,239

	2004	$600,656	$31,574	$632,230

	2003 (i)	$70,005	$48,065	$118,070

Putnam VT The George Putnam Fund of	2005	$4,341,508	$74,775	$4,416,283
Boston

	2004	$4,386,182	$56,446	$4,442,628

	2003	$4,082,080	N/A	N/A

Putnam VT Global Asset Allocation Fund	2005	$2,768,176	$57,641	$2,825,817

	2004	$2,932,426	$44,163	$2,976,589

	2003	$3,117,621	N/A	N/A

Putnam VT Global Equity Fund	2005	$4,888,018	$18,277	$4,906,295

	2004	$5,312,410	$15,691	$5,328,101

	2003	$5,487,317	N/A	N/A

Putnam VT Growth and Income Fund	2005	$23,658,357	$20,435	$23,678,792

	2004	$26,286,962	$18,110	$26,305,072

	2003	$25,972,807	N/A	N/A

Putnam VT Growth Opportunities Fund	2005	$343,421	$74,651	$418,072


	2004	$461,552	$32,669	$494,221

	2003	$487,805	N/A	N/A


Putnam VT Health Sciences Fund	2005	$2,338,130	$11,955	$2,350,085


	2004	$2,400,107	$3,895	$2,404,002

	2003	$2,436,291	N/A	N/A

Putnam VT High Yield Fund	2005	$4,180,482	$122,281	$4,302,763

				Amount
				management
				fee would have
			Amount of	been without
	Fiscal	Management	management	expense
Fund name	Year	fee paid	fee waived	limitation

	2004	$4,707,319	$32,152	$4,739,471

	2003	$4,676,407	N/A	N/A

Putnam VT Income Fund	2005	$4,418,659	$851,047	$5,269,706

	2004	$5,387,468	$406,089	$5,793,557

	2003	$6,599,963	N/A	N/A

Putnam VT International Equity Fund	2005	$7,052,623	$26,602	$7,079,225

	2004	$6,983,105	$7,506	$6,990,611

	2003	$6,181,201	N/A	N/A

Putnam VT International Growth and	2005	$2,782,473	$6,182	$2,788,655
Income Fund

	2004	$2,418,986	$2,806	$2,421,792

	2003	$2,025,812	N/A	N/A

Putnam VT International New	2005	$2,249,975	$92,263	$2,342,238
Opportunities Fund

	2004	$2,230,770	$31,671	$2,262,441

	2003	$2,184,720	N/A	N/A

Putnam VT Investors Fund	2005	$3,360,675	$2,687	$3,363,362

	2004	$3,493,008	$3,246	$3,496,254

	2003	$3,415,254	N/A	N/A

Putnam VT Mid Cap Value Fund	2005	$461,314	$12,530	$473,844

	2004	$221,659	$23,076	$244,735

	2003 (i)	$ -	$49,511	$49,511

Putnam VT Money Market Fund	2005	$1,551,361	$121,889	$1,673,250

	2004	$1,969,398	$79,396	$2,048,794

				Amount
				management
				fee would have
			Amount of	been without
	Fiscal	Management	management	expense
Fund name	Year	fee paid	fee waived	limitation

	2003	$3,134,965	N/A	N/A

Putnam VT New Opportunities Fund	2005	$9,705,648	$27,264	$9,732,912

	2004	$10,900,933	$41,375	$10,942,308

	2003	$11,177,975	N/A	N/A

Putnam VT New Value Fund	2005	$4,386,276	$9,433	$4,395,709

	2004	$3,983,270	$3,918	$3,987,188

	2003	$3,392,243	N/A	N/A

Putnam VT OTC & Emerging Growth	2005	$635,683	$6,090	$641,773
Fund

	2004	$733,752	$5,286	$739,038

	2003	$742,748	N/A	N/A

Putnam VT Research Fund	2005	$1,397,835	$2,130	$1,399,965

	2004	$1,553,220	$2,950	$1,556,170

	2003	$1,508,059	N/A	N/A

Putnam VT Small Cap Value Fund	2005	$6,123,448	$19,527	$6,142,975

	2004	$5,329,544	$8,724	$5,338,268

	2003	$3,797,669	N/A	N/A

Putnam VT Utilities Growth and Income	2005	$2,801,593	$19,446	$2,821,039
Fund

	2004	$2,744,145	$5,844	$2,749,989

	2003	$2,706,376	N/A	N/A

Putnam VT Vista Fund	2005	$3,168,831	$8,667	$3,177,498

	2004	$3,198,480	$6,816	$3,205,296

	2003	$2,999,047	N/A	N/A


				Amount
				management
				fee would have
			Amount of	been without
	Fiscal	Management	management	expense
Fund name	Year	fee paid	fee waived	limitation

Putnam VT Voyager Fund	2005	$14,245,822	$26,588	$14,272,410

	2004	$16,836,672	$23,985	$16,860,657

	2003	$17,657,467	N/A	N/A


(i) Commenced operations on May 1, 2003.


Expense limitations. In order to limit expenses for Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2006 to the extent that expenses of each fund (exclusive of brokerage, interest, taxes, extraordinary expenses, and payments under the funds’ distribution plan) would exceed 1.05%, 1.05%, and 1.10%, respectively, of each fund’s average net assets. For the purpose of determining such limitation on Putnam Management's compensation, expenses of each fund do not reflect the application of commissions or cash management credits that may reduce designated fund expenses or expense reductions in connection with investments in Putnam Prime Money Market Fund.

In order to limit expenses, through December 31, 2006, Putnam Management has agreed to waive fees and reimburse expenses of the funds to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both the fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses, the Lipper category average will be calculated by Lipper each calendar quarter in accordance with Lipper’s standard method for comparing fund expenses based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

Fee waivers for investments in affiliated fund. The funds invest a portion of their assets in Putnam Prime Money Market Fund. In connection with such investment, management fees paid by the funds are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by the funds in Putnam Prime Money Market Fund. Net management fees paid for fiscal 2005 and 2004 reflect the following waivers in management fees otherwise payable by the funds to Putnam Management in respect of such investments:


	Amount of management fee waived in
	connection with investment in Putnam
	Prime Money Market Fund

Fund

	2005	2004

Putnam VT American Government Fund	$0	$0

Putnam VT Capital Appreciation Fund	581	348

Putnam VT Capital Opportunities Fund	371	223

Putnam VT Discovery Growth Fund	1,130	687

Putnam VT Diversified Income Fund	94,398	55,875

Putnam VT Equity Income Fund	5,250	2,470

Putnam VT The George Putnam Fund of Boston	74,775	56,446

Putnam VT Global Asset Allocation Fund	57,461	44,163

Putnam VT Global Equity Fund	18,277	15,691

Putnam VT Growth and Income Fund	20,435	18,110

Putnam VT Growth Opportunities Fund	785	746

Putnam VT Health Sciences Fund	11,955	3,895

Putnam VT High Yield Fund	31,287	16,765

Putnam VT Income Fund	200,749	127,174

Putnam VT International Equity Fund	26,602	7,506

Putnam VT International Growth and Income Fund	4,366	2,806

Putnam VT International New Opportunities Fund	3,200	2,421

Putnam VT Investors Fund	2,687	3,246

Putnam VT Mid Cap Value Fund	2,486	748

Putnam VT Money Market Fund	363	2,032

Putnam VT New Opportunities Fund	27,264	41,375

Putnam VT New Value Fund	9,433	3,918

Putnam VT OTC & Emerging Growth Fund	3,475	2,775

Putnam VT Research Fund	2,130	2,950

Putnam VT Small Cap Value Fund	19,527	8,724

Putnam VT Utilities Growth and Income Fund	16,820	5,844

Putnam VT Vista Fund	8,667	6,816

Putnam VT Voyager Fund	26,588	23,985


Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:


	Fiscal	Brokerage
Fund name	Year	commissions

Putnam VT American Government Income Fund	2005	$20,124


	2004	$14,652

	2003	$7,274

Putnam VT Capital Appreciation Fund	2005	$121,935

	2004	$134,561

	2003	$136,649

Putnam VT Capital Opportunities Fund	2005	$73,435

	2004	$45,033

	2003 (i)	$35,829

Putnam VT Discovery Growth Fund	2005	$154,222

	2004	$180,279

	2003	$138,167

Putnam VT Diversified Income Fund	2005	$35,040

	2004	$28,020

	2003	$32,103

Putnam VT Equity Income Fund	2005	$196,372

	2004	$173,382

	2003 (i)	$91,378

Putnam VT The George Putnam Fund of Boston	2005	$527,526

	2004	$538,420

	2003	$695,127


	Fiscal	Brokerage
Fund name	Year	commissions

Putnam VT Global Asset Allocation Fund	2005	$474,284

	2004	$609,132

	2003	$985,091

Putnam VT Global Equity Fund	2005	$1,191,448

	2004	$1,704,253

	2003	$2,102,459

Putnam VT Growth and Income Fund	2005	$5,968,131

	2004	$4,456,356

	2003	$6,386,638

Putnam VT Growth Opportunities Fund	2005	$139,576

	2004	$67,020

	2003	$113,940

Putnam VT Health Sciences Fund	2005	$194,452

	2004	$409,545

	2003	$546,906

Putnam VT High Yield Fund	2005	$0

	2004	$0

	2003	$0

Putnam VT Income Fund	2005	$58,022

	2004	$108,482

	2003	$51,453

Putnam VT International Equity Fund	2005	$2,469,143

	2004	$1,998,384

	2003	$1,794,394

Putnam VT International Growth and Income Fund	2005	$736,861


	Fiscal	Brokerage
Fund name	Year	commissions

	2004	$527,895

	2003	$590,495

Putnam VT International New Opportunities Fund	2005	$629,608

	2004	$932,670

	2003	$877,358

Putnam VT Investors Fund	2005	$1,253,350

	2004	$1,324,118

	2003	$1,102,575

Putnam VT Mid Cap Value Fund	2005	$154,947

	2004	$145,238

	2003 (i)	$37,884

Putnam VT Money Market Fund	2005	$0

	2004	$0

	2003	$0

Putnam VT New Opportunities Fund	2005	$2,171,775

	2004	$6,652,594

	2003	$3,707,981

Putnam VT New Value Fund	2005	$716,450

	2004	$937,131

	2003	$1,036,414

Putnam VT OTC & Emerging Growth Fund	2005	$365,360

	2004	$494,673

	2003	$347,511

Putnam VT Research Fund	2005	$438,718

	2004	$587,119

	2003	$695,245

	Fiscal	Brokerage
Fund name	Year	commissions

Putnam VT Small Cap Value Fund	2005	$1,116,734

	2004	$1,142,974

	2003	$1,104,206

Putnam VT Utilities Growth and Income Fund	2005	$456,083

	2004	$508,475

	2003	$593,287

Putnam VT Vista Fund	2005	$702,596

	2004	$1,335,379

	2003	$1,365,250

Putnam VT Voyager Fund	2005	$5,646,714

	2004	$2,787,593

	2003	$5,501,181

(i) Commenced operations on May 1, 2003.

The increases in brokerage commissions for (i) the 2005 fiscal year from the 2004 fiscal year of Putnam VT International Equity Fund and Putnam VT Voyager Fund and (ii) the 2005 fiscal year from the 2003 fiscal year of Putnam VT American Government Income Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund are due to increases in transactions by these funds. The decreases in brokerage commissions for (i) the 2005 fiscal year from the 2004 fiscal year of Putnam VT Health Sciences Fund and Putnam VT Vista Fund and (ii) the 2005 fiscal year from the 2003 fiscal year of Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Health Sciences Fund and Putnam VT Vista Fund are due to decreases in transactions by these funds.

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

	Dollar value of	Percentage of
	these	total	Amount of
	transactions	transactions	commissions

Putnam VT American Government Income Fund	$0	0%	0

Putnam VT Capital Appreciation Fund	29,714,466	23.19	30,761

Putnam VT Capital Opportunities Fund	11,719,254	14.86	13,843

Putnam VT Discovery Growth Fund	36,235,749	26.09	43,381

Putnam VT Diversified Income Fund	0	0.00	0

Putnam VT Equity Income Fund	62,255,221	26.90	58,373

Putnam VT The George Putnam Fund of Boston	149,235,488	6.08	121,665

Putnam VT Global Asset Allocation Fund	43,992,994	1.02	53,081

Putnam VT Global Equity Fund	236,457,053	16.05	302,995

Putnam VT Growth and Income Fund	1,949,953,859	29.12	1,592,887

Putnam VT Growth Opportunities Fund	37,386,466	19.50	29,622

Putnam VT Health Sciences Fund	43,202,681	13.76	36,809

<R/>
Putnam VT High Yield Fund	0	0	0

Putnam VT Income Fund	0	0	0

Putnam VT International Equity Fund	639,612,556	36.45	1,017,562

Putnam VT International Growth and Income	168,565,196	32.02	246,167

Putnam VT International New Opportunities Fund	126,029,205	29.36	193,324

Putnam VT Investors Fund	282,335,276	22.17	283,196

Putnam VT Mid Cap Value Fund	28,218,788	14.97	40,711

Putnam VT Money Market Fund	0	0	0

Putnam VT New Opportunities Fund	594,777,924	20.87	611,704

Putnam VT New Value Fund	203,338,546	29.68	207,498

Putnam VT OTC & Emerging Growth Fund	72,395,764	23.34	98,736

Putnam VT Research Fund	95,496,403	18.31	96,253

Putnam VT Small Cap Value Fund	183,150,456	27.58	301,364

Putnam VT Utilities Growth and Income Fund	71,662,967	11.97	100,346

Putnam VT Vista Fund	198,260,984	21.63	182,569

Putnam VT Voyager Fund	1,811,211,756	23.31	1,584,095


Administrative expense reimbursement


Each fund reimbursed Putnam Management for administrative services during fiscal 2005, including compensation of certain fund officers and contributions to the Putnam Investments, LLC Profit Sharing Retirement Plan for their benefit, as follows:


		Portion of total
		reimbursement for
	Total	compensation and
	reimbursement	contributions

Putnam VT American Government Income Fund	$20,110	$16,635

Putnam VT Capital Appreciation Fund	17,742	14,676

Putnam VT Capital Opportunities Fund	16,686	13,802

Putnam VT Discovery Growth Fund	17,752	14,684

Putnam VT Diversified Income Fund	24,825	20,535

Putnam VT Equity Income Fund	19,551	16,172

Putnam VT The George Putnam Fund of Boston	26,984	22,321

Putnam VT Global Asset Allocation Fund	22,519	18,627

Putnam VT Global Equity Fund	26,096	21,586

Putnam VT Growth and Income Fund	81,979	67,812

Putnam VT Growth Opportunities Fund	17,991	14,882

Putnam VT Health Sciences Fund	21,642	17,902

Putnam VT High Yield Fund	26,058	21,555

Putnam VT Income Fund	28,841	23,857

Putnam VT International Equity Fund	29,865	24,704

Putnam VT International Growth and Income	21,931	18,141

Putnam VT International New Opportunities Fund	20,505	16,961

Putnam VT Investors Fund	24,620	20,365

Putnam VT Mid Cap Value Fund	17,928	14,830

Putnam VT Money Market Fund	22,006	18,203

Putnam VT New Opportunities Fund	39,535	32,703

Putnam VT New Value Fund	26,091	21,582

Putnam VT OTC & Emerging Growth Fund	18,716	15,482

Putnam VT Research Fund	20,283	16,778

Putnam VT Small Cap Value Fund	28,035	23,190

Putnam VT Utilities Growth and Income Fund	22,584	18,681

Putnam VT Vista Fund	24,212	20,028

Putnam VT Voyager Fund	52,923	43,777


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of the Trust’s business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the Trust and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the Trust’s other affairs and business.


Although, except as shown below, the Trustees did not own variable annuity contracts or variable life insurance policies that invested in the funds as of December 31, 2005, each Trustee owns shares of the retail Putnam mutual funds that are counterparts to the Trust’s various portfolios. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.

PUTNAM VT FUND	Paul L.	Robert E.	George
	Joskow	Patterson	Putnam, III*

Putnam VT American Government Income	$1-$10,000	--	--
Fund

Putnam VT Capital Appreciation Fund	$1-$10,000	--	--

Putnam VT Capital Opportunities Fund	$1-$10,000	--	--

Putnam VT Discovery Growth Fund	$1-$10,000	--	--

Putnam VT Diversified Income Fund	$1-$10,000	--	--

Putnam VT Equity Income Fund	$1-$10,000	--	--

Putnam VT The George Putnam Fund of	--	--	--
Boston

	$1-$10,000	--	$10,001-
Putnam VT Global Asset Allocation Fund			$50,000

Putnam VT Global Equity Fund	$1-$10,000	--	--

Putnam VT Growth and Income Fund	$1-$10,000	--	--

Putnam VT Growth Opportunities Fund	$1-$10,000	--	--

Putnam VT Health Sciences Fund	--	--	--

	$1-$10,000	$10,001-	--
Putnam VT High Yield Fund		$50,000

Putnam VT Income Fund	$1-$10,000	--	--

Putnam VT International Equity Fund	$1-$10,000	--	--

Putnam VT International Growth and	$1-$10,000	--	--
Income Fund

Putnam VT International New Opportunities	$1-$10,000	--	--
Fund

Putnam VT Investors Fund	$1-$10,000	--	--

Putnam VT Mid Cap Value Fund	$1-$10,000	--	--

Putnam VT Money Market Fund	--	--	--

Putnam VT New Opportunities Fund	$1-$10,000	--	--

Putnam VT New Value Fund	$1-$10,000	--	--

Putnam VT OTC & Emerging Growth Fund	$1-$10,000	--	--

Putnam VT Research Fund	$1-$10,000	--	--

Putnam VT Small Cap Value Fund	$1-$10,000	--	--

Putnam VT Utilities Growth & Income Fund	--	--	--

Putnam VT Vista Fund	$1-$10,000	--	--

Putnam VT Voyager Fund	$1-$10,000	--	--

The table below shows the value of each Trustee’s holdings in all of the Putnam Funds as of December 31, 2005.


	Aggregate dollar range of shares held in all of the
	Putnam funds overseen by Trustee
Name of Trustee

Jameson A. Baxter	over	$100,000

Charles B. Curtis	over	$100,000

Myra R. Drucker	over	$100,000

John A. Hill	over	$100,000

Paul L. Joskow	over	$100,000

Elizabeth T. Kennan	over	$100,000

John H. Mullin, III	over	$100,000

Robert E. Patterson	over	$100,000

W. Thomas Stephens	over	$100,000

Richard B. Worley	over	$100,000

*Charles E. Haldeman, Jr.	over	$100,000

*George Putnam, III	over	$100,000


* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, Putnam Management, Putnam Retail Management Limited Partnership (“Putnam Retail Management”) or Marsh & McLennnan Companies, Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed “interested persons” by virtue of their positions as officers of the Trust, Putnam Management or Putnam Retail Management or shareholders of Marsh & McLennan Companies, Inc. Mr. Haldeman is the President and Chief Executive Officer of Putnam Investments. Mr. Putnam, III is the President of the Trust and each of the other Putnam funds. The balance of the Trustees are not “interested persons.”

Each independent Trustee of the Trust receives an annual retainer fee and additional fees for each Trustees meeting attended, for attendance at industry seminars and for certain compliance-related services. Independent Trustees who serve on board committees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. Independent Trustees also are reimbursed for costs incurred in connection with their services, including costs of travel, seminars and educational materials. All of the current independent Trustees of the Trust are Trustees of all the Putnam funds and receive fees for their services. Mr. Putnam also receives the foregoing fees for his services as Trustee.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the Trust, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least three business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met during your fund’s fiscal year, are shown in the table below:

Audit and Compliance Committee*	19

Board Policy and Nominating Committee	12

Brokerage Committee**	5

Contract Committee	14

Distributions Committee	8

Executive Committee	1

Investment Oversight Committees	38

Marketing Committee***	13

Pricing Committee*	19

Shareholder Communications and Relations Committee***	13

Investment Process Committee****	--

* Effective January 2006, the responsibilities of the Audit and Pricing Committee were divided between two separate committees, the Audit and Compliance Committee and the Pricing Committee. The number of meetings shown represents the number of meetings held during your fund’s last fiscal year by the Audit and Pricing Committee prior to the formation of the new committees.

** Effective January 2006, the Brokerage and Custody Committee was renamed the Brokerage Committee.

*** Effective January 2006, the responsibilities of the Communication, Service and Marketing Committee were divided between two separate committees, the Marketing Committee and the Shareholder Communications and Relations Committee. The number of meetings shown represents the number of meetings held during your fund’s last fiscal year by the Communication, Service and Marketing Committee prior to the formation of the new committees.

**** The Investment Process Committee began meeting in January 2006.

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each Putnam VT fund for fiscal 2005 and the fees paid to each Trustee by all of the Putnam funds during calendar year 2005:


COMPENSATION TABLE
Aggregate compensation from:

	Putnam VT	Putnam VT	Putnam VT		Putnam VT	Putnam VT	Putnam VT
	American	Capital	Capital	Putnam VT	Diversified	Equity	The George
	Government	Appreciation Opportunities		Discovery	Income	Income	Putnam Fund
Trustee/Year	Income Fund	Fund	Fund	Growth Fund	Fund	Fund	of Boston

Jameson A. Baxter/1994(4)	$1,258	$1,087	$953	$2,404	$1,681	$1,207	$1,744

Charles B. Curtis/2001	1,294	1,115	975	2,479	1,722	1,242	1,794

Myra R. Drucker/2004	1,262	1,073	944	2,699	1,676	1,213	1,769

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985(4)(5)	2,049	1,748	1,514	3,962	2,685	1,976	2,859

Ronald J. Jackson/1996(4)(6)	596	487	364	1,377	863	559	867

Paul L. Joskow/1997(4)	1,229	1,054	916	2,364	1,621	1,183	1,711

Elizabeth T. Kennan/1992	1,216	1,042	906	2,340	1,605	1,170	1,694

John H. Mullin, III/1997(4)	1,202	1,036	905	2,309	1,605	1,153	1,669

Robert E. Patterson/1984	1,188	1,019	886	2,285	1,569	1,143	1,654

George Putnam, III/1984(5)	1,402	1,202	1,051	2,683	1,843	1,351	1,951

W. Thomas Stephens/1997(4)	1,130	969	847	2,155	1,478	1,089	1,571

Richard B. Worley/2004	1,238	1,052	923	2,663	1,648	1,190	1,738

COMPENSATION TABLE (continued)
Aggregate compensation from:

	Putnam VT	Putnam VT		Putnam VT	Putnam
	Global Asset	Global	Putnam VT	Growth	VT	Putnam VT	Putnam VT
	Allocation	Equity	Growth and	Opportunities	Health	High Yield	Income
Trustee/Year	Fund	Fund	Income Fund	Fund	Sciences	Fund	Fund
					Fund

Jameson A. Baxter/1994 (4)	$1,424	$1,748	$5,518	$1,174	$1,396	$1,721	$1,856

Charles B. Curtis/2001	1,462	1,798	5,660	1,202	1,429	1,770	1,905

Myra R. Drucker/2004	1,421	1,771	5,599	1,152	1,382	1,738	1,862

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985 (4)(5)	2,301	2,850	8,996	1,858	2,227	2,801	3,005

Ronald J. Jackson/1996 (4)(6)	674	904	2,878	562	665	874	906

Paul L. Joskow/1997 (4)	1,385	1,708	5,387	1,126	1,347	1,680	1,807

Elizabeth T. Kennan/1992	1,370	1,691	5,336	1,114	1,333	1,663	1,789

John H. Mullin, III/1997 (4)	1,360	1,673	5,286	1,119	1,331	1,647	1,774

Robert E. Patterson/1984	1,339	1,652	5,212	1,089	1,303	1,625	1,747

George Putnam, III/1984 (5)	1,579	1,944	6,139	1,280	1,534	1,913	2,060

W. Thomas Stephens/1997 (4)	1,270	1,563	4,927	1,027	1,232	1,538	1,656

Richard B. Worley/2004	1,394	1,741	5,508	1,130	1,357	1,708	1,829


COMPENSATION TABLE (continued)  Aggregate compensation from:

			Putnam VT
		Putnam VT	International				Putnam VT
	Putnam VT	International	New	Putnam VT	Putnam VT	Putnam VT	New
	International	Growth and	Opportunities	Investors	Mid Cap	Money	Opportunities
Trustee/Year	Equity Fund	Income Fund	Fund	Fund	Value Fund	Market Fund	Fund

Jameson A. Baxter/1994 (4)	$1,830	$1,495	$1,472	$1,664	$1,133	$1,352	$2,702

Charles B. Curtis/2001	1,886	1,532	1,507	1,705	1,158	1,386	2,777

Myra R. Drucker/2004	1,834	1,504	1,494	1,659	1,104	1,341	2,755

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985 (4)(5)	2,906	2,467	2,485	2,657	1,784	2,179	4,414

Ronald J. Jackson/1996 (4)(6)	872	764	789	854	516	617	1,445

Paul L. Joskow/1997 (4)	1,794	1,449	1,426	1,605	1,084	1,311	2,644

Elizabeth T. Kennan/1992	1,775	1,435	1,412	1,589	1,072	1,297	2,618

John H. Mullin, III/1997 (4)	1,748	1,430	1,410	1,590	1,078	1,290	2,590

Robert E. Patterson/1984	1,731	1,403	1,383	1,553	1,049	1,268	2,557

George Putnam, III/1984 (5)	1,980	1,692	1,702	1,824	1,234	1,498	3,008

W. Thomas Stephens/1997 (4)	1,638	1,329	1,312	1,462	991	1,205	2,415

Richard B. Worley/2004	1,804	1,476	1,465	1,631	1,082	1,315	2,712


COMPENSATION TABLE (continued)  Aggregate compensation from:

		Putnam VT			Putnam VT
	Putnam VT	OTC &	Putnam VT	Putnam VT	Utilities	Putnam VT	Putnam VT
	New Value	Emerging	Research	Small Cap	Growth and	Vista	Voyager
Trustee/Year	Fund	Growth	Fund	Value Fund	Income	Fund	Fund
		Fund			Fund

Jameson A. Baxter/1994 (4)	$1,675	$1,214	$1,303	$1,782	$1,448	$1,520	$3,748

Charles B. Curtis/2001	1,720	1,245	1,340	1,831	1,487	1,566	3,856

Myra R. Drucker/2004	1,680	1,204	1,304	1,800	1,448	1,532	3,857

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985 (4)(5)	2,689	1,941	2,110	2,917	2,346	2,451	6,149

Ronald J. Jackson/1996 (4)(6)	819	592	633	868	695	740	2,101

Paul L. Joskow/1997 (4)	1,632	1,172	1,269	1,746	1,409	1,491	3,678

Elizabeth T. Kennan/1992	1,615	1,160	1,255	1,728	1,394	1,475	3,643

John H. Mullin, III/1997 (4)	1,600	1,159	1,245	1,705	1,383	1,454	3,598

Robert E. Patterson/1984	1,577	1,134	1,227	1,688	1,362	1,440	3,556

George Putnam, III/1984 (5)	1,841	1,334	1,445	1,993	1,607	1,670	4,179

W. Thomas Stephens/1997 (4)	1,493	1,072	1,163	1,603	1,292	1,364	3,354

Richard B. Worley/2004	1,651	1,182	1,281	1,768	1,422	1,506	3,800


COMPENSATION TABLE (continued)  Pension or retirement benefits accrued as part of fund expenses from:

							Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Putnam VT			The George
	American	Capital	Capital	Discovery	Putnam VT	Putnam VT	Putnam
	Government	Appreciation	Opportunities	Growth	Diversified	Equity	Fund of
Trustee/Year	Income Fund	Fund	Fund	Fund	Income Fund Income	Fund	Boston

Jameson A. Baxter/1994 (4)	$421	$358	$313	$366	$542	$404	$587

Charles B. Curtis/2001	827	703	613	718	1,064	793	1,150

Myra R. Drucker/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985 (4)(5)	548	466	407	476	706	526	763

Ronald J. Jackson/1996 (4)(6)	473	402	351	411	609	454	658

Paul L. Joskow/1997 (4)	477	405	354	414	614	457	664

Elizabeth T. Kennan/1992	535	455	397	465	689	514	745

John H. Mullin, III/1997 (4)	482	410	358	419	620	462	671

Robert E. Patterson/1984	291	247	216	252	374	279	404

George Putnam, III/1984 (5)	266	226	197	231	342	255	370

W. Thomas Stephens/1997 (4)	491	418	364	427	632	471	684

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A

COMPENSATION TABLE (continued)  Pension or retirement benefits accrued as part of fund expenses from:

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam	Putnam	Putnam VT	Putnam VT
	Global Asset	Global	Growth and	Growth	VT Health	VT	Income	International
	Allocation	Equity	Income	Opportunities	Sciences	High Yield	Fund	Equity Fund
Trustee/Year	Fund	Fund	Fund	Fund	Fund	Fund

Jameson A. Baxter/1994 (4)	$470	$581	$1,832	$374	$452	$571	$614	$646

Charles B. Curtis/2001	921	1,139	3,592	733	887	1,120	1,203	1,267

Myra R. Drucker/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0	0

John A. Hill/1985 (4)(5)	611	756	2,384	486	589	743	799	841

Ronald J. Jackson/1996 (4)(6)	527	651	2,055	419	507	641	689	725

Paul L. Joskow/1997 (4)	531	657	2,072	423	512	646	694	731

Elizabeth T. Kennan/1992	597	738	2,327	475	575	726	780	821

John H. Mullin, III/1997 (4)	537	664	2,095	427	517	653	702	739

Robert E. Patterson/1984	324	400	1,263	258	312	394	423	445

George Putnam, III/1984 (5)	296	366	1,154	235	285	360	387	407

W. Thomas Stephens/1997 (4)	547	677	2,135	435	527	666	715	753

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A


COMPENSATION TABLE (continued) Pension or retirement benefits accrued as part of fund expenses from:

		Putnam VT
	Putnam VT	International				Putnam VT
	International	New	Putnam VT	Putnam VT	Putnam VT	New	Putnam VT
	Growth and	Opportunities	Investors	Mid Cap	Money	Opportunities	New Value
Trustee/Year	Income Fund	Fund	Fund	Value Fund	Market Fund	Fund	Fund

Jameson A. Baxter/1994 (4)	$469	$437	$533	$360	$447	$897	$562

Charles B. Curtis/2001	921	857	1,045	707	876	1,760	1,101

Myra R. Drucker/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	0

John A. Hill/1985 (4)(5)	611	568	693	469	581	1,168	731

Ronald J. Jackson/1996 (4)(6)	527	490	598	404	501	1,007	630

Paul L. Joskow/1997 (4)	531	494	603	408	505	1,015	635

Elizabeth T. Kennan/1992	596	555	677	458	568	1,140	714

John H. Mullin, III/1997 (4)	537	500	609	412	511	1,026	642

Robert E. Patterson/1984	324	301	367	248	308	619	387

George Putnam, III/1984 (5)	296	275	336	227	281	565	354

W. Thomas Stephens/1997 (4)	547	509	621	420	521	1,046	655

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A


COMPENSATION TABLE (continued) Pension or retirement benefits accrued as part of fund expenses from:


							Estimated
	Putnam VT			Putnam VT			annual	Total
	OTC &			Utilities		Putnam	benefits from	compensation
	Emerging	Putnam VT	Putnam VT	Growth and	Putnam	VT	all Putnam	from all
	Growth	Research	Small Cap	Income	VT Vista	Voyager	funds upon	Putnam
Trustee/Year	Fund	Fund	Value Fund	Fund	Fund	Fund	retirement (1)	funds (2)(3)

Jameson A. Baxter/1994 (4)	$393	$429	$598	$477	$523	$1,248	$110,500	$237,250

Charles B. Curtis/2001	770	841	1,173	936	1,026	2,447	113,900	231,500

Myra R. Drucker/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	224,250

Charles E. Haldeman, Jr./2004	0	0	0	0	0	0	N/A	0

John A. Hill/1985 (4)(5)	511	558	779	621	681	1,624	161,700	422,813

Ronald J. Jackson/1996 (4)(6)	441	481	671	536	587	1,400	107,400	107,333

Paul L. Joskow/1997 (4)	444	485	677	540	592	1,412	113,400	228,500

Elizabeth T. Kennan/1992	499	545	760	606	665	1,586	108,000	229,250

John H. Mullin, III/1997 (4)	449	491	684	546	598	1,427	107,400	220,000

Robert E. Patterson/1984	271	296	412	329	361	860	106,500	222,000

George Putnam, III/1984 (5)	247	270	377	301	330	786	130,300	262,750

W. Thomas Stephens/1997 (4)	458	500	697	556	610	1,454	107,100	211,250

Richard B. Worley/2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	218,750

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005. For Mr. Jackson, the annual benefits equal the actual benefits he is currently receiving under the Retirement Plan for Trustees of the Putnam funds.

(2) As of December 31, 2005, there were 108 funds in the Putnam family. For Mr. Hill, amounts shown also include compensation for service as Chairman of TH Lee, Putnam Emerging Opportunities Portfolio, a closed-end fund advised by an affiliate of Putnam Management.

(3) Includes amounts (ranging from approximately $1,500 to $15,250 per Trustee) for which the Putnam funds were reimbursed by Putnam Management for special Board and committee meetings and additional time spent on behalf of the Putnam funds in connection with certain regulatory and investigatory matters.

(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of December 31, 2005, the total amounts of deferred compensation payable by the fund, including income earned on such amounts, to certain Trustees were:

	Baxter	Hill	Jackson	Joskow	Mullin III	Stephens

Putnam VT American Government Income Fund	$1,436.77	$5,836.19	$3,053.86	$1,699.80	$1,688.29	$314.51
Putnam VT Capital Appreciation Fund	$750.44	$3,048.32	$1,595.07	$887.83	$881.82	$164.27
Putnam VT Capital Opportunities Fund	$304.32	$1,236.15	$646.83	$360.03	$357.59	$66.62
Putnam VT Discovery Growth Fund	$1,078.91	$4,382.55	$2,293.23	$1,276.43	$1,267.78	$236.17
Putnam VT Diversified Income Fund	$2,042.95	$8,298.53	$4,342.31	$2,416.96	$2,400.60	$447.20
Putnam VT Equity Income Fund	$613.59	$2,492.44	$1,304.20	$725.93	$721.01	$134.32
Putnam VT The George Putnam Fund of Boston	$2,081.11	$8,453.51	$4,423.41	$2,462.10	$2,445.43	$455.56
Putnam VT Global Asset Allocation Fund	$4,561.40	$18,528.53	$9,695.29	$5,396.47	$5,359.93	$998.49
Putnam VT Global Equity Fund	$9,371.72	$38,068.17	$19,919.65	$11,087.42	$11,012.35	$2,051.47
Putnam VT Growth and Income Fund	$25,169.51	$102,239.16	$53,497.94	$29,777.33	$29,575.71	$5,509.62
Putnam VT Growth Opportunities Fund	$1,129.08	$4,586.35	$2,399.86	$1,335.78	$1,326.74	$247.16
Putnam VT Health Sciences Fund	$1,420.46	$5,769.96	$3,019.20	$1,680.51	$1,669.13	$310.94
Putnam VT High Yield Fund	$6,322.30	$25,681.35	$13,438.09	$7,479.73	$7,429.09	$1,383.95
Putnam VT Income Fund	$6,442.55	$26,169.78	$13,693.67	$7,621.99	$7,570.39	$1,410.28
Putnam VT International Equity Fund	$2,671.72	$10,852.59	$5,678.76	$3,160.84	$3,139.43	$584.84
Putnam VT International Growth and Income Fund	$1,571.50	$6,383.45	$3,340.22	$1,859.19	$1,846.60	$344.00
Putnam VT International New Opportunities Fund	$1,508.94	$6,129.34	$3,207.26	$1,785.18	$1,773.09	$330.31
Putnam VT Investors Fund	$1,980.78	$8,045.96	$4,210.15	$2,343.40	$2,327.53	$433.59
Putnam VT Mid-Cap Value Fund	$473.86	$1,924.83	$1,007.19	$560.61	$556.81	$103.73
Putnam VT Money Market Fund	$1,863.64	$7,570.15	$3,961.18	$2,204.82	$2,189.89	$407.95
Putnam VT New Opportunities Fund	$13,651.52	$55,452.82	$29,016.39	$16,150.72	$16,041.37	$2,988.32
Putnam VT New Value Fund	$1,832.23	$7,442.58	$3,894.42	$2,167.66	$2,152.99	$401.08
Putnam VT OTC & Emerging Growth Fund	$1,223.12	$4,968.33	$2,599.74	$1,447.03	$1,437.24	$267.74
Putnam VT Research Fund	$1,435.42	$5,830.71	$3,050.99	$1,698.20	$1,686.71	$314.21
Putnam VT Small Cap Value Fund	$1,766.11	$7,173.97	$3,753.87	$2,089.43	$2,075.28	$386.60
Putnam VT Utilities Growth and Income Fund	$5,280.74	$21,450.48	$11,224.24	$6,247.49	$6,205.19	$1,155.96
Putnam VT Vista Fund	$1,766.71	$7,176.43	$3,755.16	$2,090.15	$2,076.00	$386.73
Putnam VT Voyager Fund	$20,545.42	$83,456.00	$43,669.41	$24,306.70	$24,142.12	$4,497.40

(5) Includes additional compensation to Messrs. Hill and Putnam for service as Chairman of the Trustees and President of the Funds, respectively.

(6) Mr. Jackson retired from the Board of Trustees of the Putnam funds on June 10, 2005.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.


The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

For additional information concerning the Trustees, see "Management" in this SAI.

Share ownership


At March 31, 2006 the officers and Trustees as a group owned directly no shares of the Trust or any fund thereof. As of that date, less than 1% of the value of the accumulation units with respect to any fund was attributable to the officers and Trustees of the Trust, as a group, owning variable annuity contracts or variable life insurance policies issued by the insurers listed in the following tables or by other insurers that may hold shares of a fund. Except to the extent set forth below, no person owned of record or to the knowledge of the Trust beneficially 5% or more of the shares of any fund of the Trust.


		PERCENTAGE
FUND AND CLASS	SHAREHOLDER NAME AND ADDRESS	OWNED

PUTNAM VT AMER GOVT INC FUND IA	HARTFORD LIFE* (8)	100.00%
PUTNAM VT AMER GOVT INC FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	75.50%
PUTNAM VT AMER GOVT INC FUND IB	HARTFORD LIFE (8)	14.80%
PUTNAM VT AMER GOVT INC FUND IB	ALLSTATE LIFE OF NY (3)	9.60%
PUTNAM VT CAPITAL OPPS FUND IA	HARTFORD LIFE & ANNUITY* (9)	60.60%
PUTNAM VT CAPITAL OPPS FUND IA	HARTFORD LIFE INS CO* (10)	39.00%
PUTNAM VT CAPITAL OPPS FUND IB	HARTFORD LIFE & ANNUITY* (9)	45.40%
PUTNAM VT CAPITAL OPPS FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	44.00%
PUTNAM VT CAPITAL OPPS FUND IB	HARTFORD LIFE INS CO (10)	8.00%
PUTNAM VT CAPITAL APPREC FUND IA	HARTFORD LIFE* (8)	100.00%
PUTNAM VT CAPITAL APPREC FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	73.10%
PUTNAM VT CAPITAL APPREC FUND IB	HARTFORD LIFE (8)	21.70%
PUTNAM VT CAPITAL APPREC FUND IB	ALLSTATE LIFE OF NY (3)	5.00%
PUTNAM VT DISCOVERY GROWTH FUND IA	HARTFORD LIFE* (8)	100.00%
PUTNAM VT DISCOVERY GROWTH FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	61.60%
PUTNAM VT DISCOVERY GROWTH FUND IB	HARTFORD LIFE (8)	14.00%
PUTNAM VT DISCOVERY GROWTH FUND IB	ALLSTATE LIFE OF NY (3)	5.70%
PUTNAM VT DIVERSIFIED INC FUND IA	HARTFORD LIFE* (8)	98.00%
PUTNAM VT DIVERSIFIED INC FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	52.30%

		PERCENTAGE
FUND AND CLASS	SHAREHOLDER NAME AND ADDRESS	OWNED

PUTNAM VT DIVERSIFIED INC FUND IB	HARTFORD LIFE* (8)	32.90%
PUTNAM VT DIVERSIFIED INC FUND IB	ALLSTATE LIFE OF NY (3)	5.50%
PUTNAM VT EQUITY INC FUND IA	HARTFORD LIFE & ANNUITY* (9)	67.60%
PUTNAM VT EQUITY INC FUND IA	HARTFORD LIFE INS CO* (10)	32.00%
PUTNAM VT EQUITY INCOME FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	33.30%
PUTNAM VT EQUITY INCOME FUND IB	METLIFE INVESTORS VA/VL ACCT 1* (13)	31.90%
PUTNAM VT EQUITY INCOME FUND IB	HARTFORD LIFE & ANNUITY (9)	23.10%
PUTNAM VT EQUITY INCOME FUND IB	HARTFORD LIFE INS CO (10)	6.00%
PUTNAM VT GEORGE PUTNAM FUND IA	HARTFORD LIFE* (8)	99.50%
PUTNAM VT GEORGE PUTNAM FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	77.60%
PUTNAM VT GEORGE PUTNAM FUND IB	HARTFORD LIFE (8)	15.20%
PUTNAM VT GEORGE PUTNAM FUND IB	ALLSTATE LIFE OF NY (3)	5.60%
PUTNAM VT GLOBAL ASSET ALLOC FUND IA	HARTFORD LIFE* (8)	98.10%
PUTNAM VT GLOBAL ASSET ALLOC FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	59.40%
PUTNAM VT GLOBAL ASSET ALLOC FUND IB	HARTFORD LIFE* (8)	27.30%
PUTNAM VT GLOBAL ASSET ALLOC FUND IB	ALLSTATE LIFE OF NY (3)	13.20%
PUTNAM VT GLOBAL EQUITY FUND IA	HARTFORD LIFE* (8)	99.60%
PUTNAM VT GLOBAL EQUITY FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	75.80%
PUTNAM VT GLOBAL EQUITY FUND IB	HARTFORD LIFE (8)	9.20%
PUTNAM VT GLOBAL EQUITY FUND IB	ALLSTATE LIFE OF NY (3)	8.50%
PUTNAM VT GLOBAL EQUITY FUND IB	AEGON PFL FIRST UNION (1)	5.60%
PUTNAM VT GROWTH AND INCOME FUND IA	HARTFORD LIFE* (8)	98.60%
PUTNAM VT GROWTH AND INCOME FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	67.40%
PUTNAM VT GROWTH AND INCOME FUND IB	HARTFORD LIFE (8)	11.50%
PUTNAM VT GROWTH AND INCOME FUND IB	ALLSTATE LIFE OF NY (3)	6.10%
PUTNAM VT GROWTH OPPS FUND IA	HARTFORD LIFE* (8)	100.00%
PUTNAM VT GROWTH OPPS FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	71.40%
PUTNAM VT GROWTH OPPS FUND IB	HARTFORD LIFE (8)	17.20%
PUTNAM VT GROWTH OPPS FUND IB	ALLSTATE LIFE OF NY (3)	6.30%
PUTNAM VT HEALTH SCIENCES FUND IA	HARTFORD LIFE* (8)	100.00%
PUTNAM VT HEALTH SCIENCES FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	38.10%
PUTNAM VT HEALTH SCIENCES FUND IB	AXP IDS LIFE* (6)	33.90%
PUTNAM VT HEALTH SCIENCES FUND IB	LINCOLN NATIONAL VARIABLE (12)	14.40%
PUTNAM VT HIGH YIELD FUND IA	HARTFORD LIFE* (8)	86.10%
PUTNAM VT HIGH YIELD FUND IA	CUNA MUTUAL LIFE INSURANCE CO (7)	12.50%
PUTNAM VT HIGH YIELD FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	58.10%
PUTNAM VT HIGH YIELD FUND IB	HARTFORD LIFE (8)	17.40%
PUTNAM VT HIGH YIELD FUND IB	AXP IDS LIFE (6)	11.00%
PUTNAM VT HIGH YIELD FUND IB	ALLSTATE LIFE OF NY (3)	5.90%
PUTNAM VT HIGH YIELD FUND IB	LINCOLN BENEFIT LIFE CO (11)	5.80%
PUTNAM VT INCOME FUND IA	HARTFORD LIFE* (8)	97.90%
PUTNAM VT INCOME FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	71.20%
PUTNAM VT INCOME FUND IB	HARTFORD LIFE (8)	19.20%
PUTNAM VT INCOME FUND IB	ALLSTATE LIFE OF NY (3)	9.10%
PUTNAM VT INTERNATIONAL GRO AND INC IA	HARTFORD LIFE* (8)	99.60%
PUTNAM VT INTERNATIONAL GRO AND INC IB	ALLSTATE LIFE INSURANCE CO* (2)	56.30%
PUTNAM VT INTERNATIONAL GRO AND INC IB	HARTFORD LIFE (8)	18.90%
PUTNAM VT INTERNATIONAL GRO AND INC IB	LINCOLN BENEFIT LIFE CO (11)	7.90%
PUTNAM VT INTL EQUITY FUND IA	HARTFORD LIFE* (8)	99.80%
PUTNAM VT INTL EQUITY FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	30.70%

		PERCENTAGE
FUND AND CLASS	SHAREHOLDER NAME AND ADDRESS	OWNED

PUTNAM VT INTL EQUITY FUND IB	HARTFORD LIFE (8)	18.70%
PUTNAM VT INTL EQUITY FUND IB	AXP IDS LIFE (6)	14.00%
PUTNAM VT INTL EQUITY FUND IB	ALLSTATE NORTHBROOK LIFE (4)	10.70%
PUTNAM VT INTL EQUITY FUND IB	TRAVELERS INSURANCE COMPANY (16)	7.10%
PUTNAM VT INTNL NEW OPPS FUND IA	HARTFORD LIFE* (8)	99.90%
PUTNAM VT INTNL NEW OPPS FUND IB	AXP IDS LIFE* (6)	68.60%
PUTNAM VT INTNL NEW OPPS FUND IB	ALLSTATE LIFE INSURANCE CO (2)	23.30%
PUTNAM VT INVESTORS FUND IA	HARTFORD LIFE* (8)	99.90%
PUTNAM VT INVESTORS FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	76.00%
PUTNAM VT INVESTORS FUND IB	HARTFORD LIFE (8)	16.40%
PUTNAM VT INVESTORS FUND IB	ALLSTATE LIFE OF NY (3)	7.20%
PUTNAM VT MID CAP VALUE FUND IA	HARTFORD LIFE & ANNUITY* (9)	57.50%
PUTNAM VT MID CAP VALUE FUND IA	HARTFORD LIFE INS CO* (10)	42.40%
PUTNAM VT MID CAP VALUE FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	64.40%
PUTNAM VT MID CAP VALUE FUND IB	HARTFORD LIFE & ANNUITY (9)	18.90%
PUTNAM VT MID CAP VALUE FUND IB	HARTFORD LIFE INS CO (10)	10.50%
PUTNAM VT MID CAP VALUE FUND IB	ALLSTATE LIFE OF NY (3)	6.00%
PUTNAM VT MONEY MARKET FUND IA	HARTFORD LIFE* (8)	97.30%
PUTNAM VT MONEY MARKET FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	73.70%
PUTNAM VT MONEY MARKET FUND IB	ALLSTATE LIFE OF NY (3)	13.70%
PUTNAM VT MONEY MARKET FUND IB	HARTFORD LIFE (8)	7.10%
PUTNAM VT MONEY MARKET FUND IB	AEGON PFL FIRST UNION (1)	5.30%
PUTNAM VT NEW OPPORTUNITIES FUND IA	HARTFORD LIFE* (8)	59.80%
PUTNAM VT NEW OPPORTUNITIES FUND IA	AXP IDS LIFE* (6)	36.70%
PUTNAM VT NEW OPPORTUNITIES FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	75.80%
PUTNAM VT NEW OPPORTUNITIES FUND IB	HARTFORD LIFE (8)	16.30%
PUTNAM VT NEW OPPORTUNITIES FUND IB	ALLSTATE LIFE OF NY (3)	7.20%
PUTNAM VT NEW VALUE FUND IA	HARTFORD LIFE* (8)	99.40%
PUTNAM VT NEW VALUE FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	70.50%
PUTNAM VT NEW VALUE FUND IB	HARTFORD LIFE (8)	18.10%
PUTNAM VT NEW VALUE FUND IB	ALLSTATE LIFE OF NY (3)	5.50%
PUTNAM VT OTC & EMERGING GROWTH IA	HARTFORD LIFE* (8)	91.00%
PUTNAM VT OTC & EMERGING GROWTH IA	HARTFORD LIFE INS CO (10)	8.90%
PUTNAM VT OTC & EMERGING GROWTH IB	ALLSTATE LIFE INSURANCE CO* (2)	83.90%
PUTNAM VT OTC & EMERGING GROWTH IB	HARTFORD LIFE (8)	10.10%
PUTNAM VT OTC & EMERGING GROWTH IB	ALLSTATE LIFE OF NY (3)	5.80%
PUTNAM VT RESEARCH FUND IA	HARTFORD LIFE* (8)	100.00%
PUTNAM VT RESEARCH FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	81.30%
PUTNAM VT RESEARCH FUND IB	HARTFORD LIFE (8)	12.00%
PUTNAM VT RESEARCH FUND IB	ALLSTATE LIFE OF NY (3)	6.00%
PUTNAM VT SMALL CAP VALUE FUND IA	HARTFORD LIFE* (8)	96.40%
PUTNAM VT SMALL CAP VALUE FUND IB	TRAVELERS INSURANCE COMPANY* (16)	34.00%
PUTNAM VT SMALL CAP VALUE FUND IB	ALLSTATE LIFE INSURANCE CO (2)	19.90%
PUTNAM VT SMALL CAP VALUE FUND IB	HARTFORD LIFE (8)	15.30%
PUTNAM VT SMALL CAP VALUE FUND IB	TRAVELERS LIFE & ANNUITY CO (17)	11.40%
PUTNAM VT SMALL CAP VALUE FUND IB	NORTHBROOK LIFE INSURANCE CO (14)	7.80%
PUTNAM VT UTILITIES GRO AND INC IA	HARTFORD LIFE* (8)	99.90%
PUTNAM VT UTILITIES GRO AND INC IB	ALLSTATE LIFE INSURANCE CO* (2)	81.30%
PUTNAM VT UTILITIES GRO AND INC IB	HARTFORD LIFE (8)	9.70%
PUTNAM VT UTILITIES GRO AND INC IB	ALLSTATE LIFE OF NY (3)	8.90%

		PERCENTAGE
FUND AND CLASS	SHAREHOLDER NAME AND ADDRESS	OWNED

PUTNAM VT VISTA FUND IA	HARTFORD LIFE* (8)	97.20%
PUTNAM VT VISTA FUND IB	AXP IDS LIFE* (6)	41.80%
PUTNAM VT VISTA FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	37.90%
PUTNAM VT VISTA FUND IB	HARTFORD LIFE (8)	6.80%
PUTNAM VT VISTA FUND IB	AXP AMERICAN ENTERPRISE LIFE (5)	5.10%
PUTNAM VT VOYAGER FUND IA	HARTFORD LIFE* (8)	99.30%
PUTNAM VT VOYAGER FUND IB	ALLSTATE LIFE INSURANCE CO* (2)	66.40%
PUTNAM VT VOYAGER FUND IB	HARTFORD LIFE (8)	12.40%
PUTNAM VT VOYAGER FUND IB	ALLSTATE NORTHBROOK LIFE (4)	6.30%
PUTNAM VT VOYAGER FUND IB	PRINCIPAL FINANCIAL GROUP PFLX (15)	5.30%
PUTNAM VT VOYAGER FUND IB	ALLSTATE LIFE OF NY (3)	5.10%


* Shareholder may be deemed to control the indicated fund.

The addresses for the shareholders listed above are:

(1) Aegon PFL First Union, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499

(2) Allstate Life Insurance Co., 3100 Sanders Rd., Northbrook, IL 60062

(3) Allstate Life of NY, 3100 Sanders Rd, Northbrook, IL 60062

(4) Allstate Northbrook Life, 3100 Sanders Rd, Ste K4A, Northbrook, IL 60062

(5) AXP American Enterprise Life, 1497 AXP Financial Center, Minneapolis, MN 55474

(6) AXP IDS Life, 1497 AXP Financial Center, Minneapolis, MN 55474

(7) CUNA Mutual Life Insurance Co., 3100 Sanders Rd, Northbrook, IL 60062

(8) Hartford Life, 200 Hopmeadow St #A3E, Weatogue, CT 06089

(9) Hartford Life & Annuity, P.O. Box 2999, Hartford, CT 06104

(10) Hartford Life Insurance Co, P.O. Box 2999, Hartford, CT 06104

(11) Lincoln Benefit Life Company, c/o Allstate Financial, 544 Lakeview Pkwy, Vernon Hills, IL 60061

(12) Lincoln National Variable, Universal Life, 1300 S. Clinton St., Fort Wayne, IN 46802


(13) MetLife Investors VA/VL Acct 1, 501 Boylston St, Boston, MA 02116

(14) Northbrook Life Insurance Co., 3100 Sanders Rd, Ste K4A, Northbrook, IL 60062

(15) Principal Financial Group PFLX, 711 High St, Des Moines, IA 50392

(16) Travelers Insurance Company, ATTN Shareholder Accounting 6MS, One Tower Square, Hartford, CT 06183

(17) Travelers Life & Annuity Co., ATTN Shareholder Accounting 6MS,One Tower Square, Hartford, CT 06183


Distribution fees

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During fiscal 2005, class IB shares of the funds paid the following 12b-1 fees to Putnam Retail Management:

Putnam VT American Government Income Fund	$201,558

Putnam VT Capital Appreciation Fund	56,872

Putnam VT Capital Opportunities Fund	29,274

Putnam VT Discovery Growth Fund	76,412

Putnam VT Diversified Income Fund	381,519

Putnam VT Equity Income Fund	176,631

Putnam VT The George Putnam Fund of Boston	742,244

Putnam VT Global Asset Allocation Fund	138,513

Putnam VT Global Equity Fund	179,706

Putnam VT Growth and Income Fund	2,080,076

Putnam VT Growth Opportunities Fund	82,484

Putnam VT Health Sciences Fund	430,150

Putnam VT High Yield Fund	426,558

Putnam VT Income Fund	709,851

Putnam VT International Equity Fund	1,377,764

Putnam VT International Growth and Income	233,544

Putnam VT International New Opportunities Fund	355,117

Putnam VT Investors Fund	548,097

Putnam VT Mid Cap Value Fund	49,674

Putnam VT Money Market Fund	318,265

Putnam VT New Opportunities Fund	398,006

Putnam VT New Value Fund	546,557

Putnam VT OTC & Emerging Growth Fund	93,967

Putnam VT Research Fund	296,871

Putnam VT Small Cap Value Fund	1,235,063

Putnam VT Utilities Growth and Income Fund	150,106

Putnam VT Vista Fund	626,201

Putnam VT Voyager Fund	1,215,800


Investor servicing and custody fees and expenses


During the 2005 fiscal year, each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

Fund name	Investor servicing	Custodian
	fees	fees

Putnam VT American Government Income Fund	$61,744	$150,414

Putnam VT Capital Appreciation Fund	14,987	66,042

Putnam VT Capital Opportunities Fund	8,285	51,748

Putnam VT Discovery Growth Fund	13,467	89,246

Putnam VT Diversified Income Fund	160,713	280,535

Putnam VT Equity Income Fund	50,945	122,335

Putnam VT The George Putnam Fund of Boston	214,036	311,371

Putnam VT Global Asset Allocation Fund	121,139	541,048

Putnam VT Global Equity Fund	189,205	522,088

Putnam VT Growth and Income Fund	1,464,464	322,943

Putnam VT Growth Opportunities Fund	17,939	54,073

Putnam VT Health Sciences Fund	100,746	151,581

Putnam VT High Yield Fund	189,427	200,389

Putnam VT Income Fund	260,572	322,264

Putnam VT International Equity Fund	282,477	1,172,573

Putnam VT International Growth and Income Fund	104,695	475,339

Putnam VT International New Opportunities Fund	70,108	373,537

Putnam VT Investors Fund	156,536	200,360

Putnam VT Mid Cap Value Fund	20,174	54,437

Putnam VT Money Market Fund	111,848	138,043

Putnam VT New Opportunities Fund	479,964	187,289

Putnam VT New Value Fund	194,942	139,950

Putnam VT OTC & Emerging Growth Fund	27,620	84,371

Putnam VT Research Fund	64,803	106,018

Putnam VT Small Cap Value Fund	242,834	205,090

Putnam VT Utilities Growth and Income Fund	121,619	312,089

Putnam VT Vista Fund	147,164	181,353

Putnam VT Voyager Fund	751,750	257,219


FUND OWNERSHIP AND OTHER ACCOUNTS MANAGED BY THE FUNDS’ PORTFOLIO MANAGERS


As of December 31, 2005, except as noted below, none of the portfolio managers identified in the prospectus beneficially owned equity securities in the fund(s) of the Trust that he or she managed. The funds are offered only to separate accounts of insurance companies. Individual investors may not invest in the funds directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the funds as investment options.


Putnam VT Fund	Portfolio Leader/Member	Dollar range owned

Putnam VT Global Equity Fund	David Gerber	$1-$10,000

Putnam VT International Equity Fund	Simon Davis	$1-$10,000


The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds’ Portfolio Leaders and Portfolio Members managed as of the funds’ most recent fiscal year-end (except as otherwise noted). The other accounts may include accounts for which the individual was not designated as a portfolio leader or portfolio member. Unless noted, none of the other accounts pays a fee based on the account’s performance.


PUTNAM VT					Other accounts (including
AMERICAN					separate accounts, managed
GOVERNMENT			Other accounts that pool assets		account programs, and single-
INCOME FUND	Other SEC-registered open-		from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Kevin Cronin	14	$9,740,000,000	17	$14,010,700,000	17*	$4,415,400,000

Rob Bloemker	16	$15,595,800,000	13	$11,640,900,000	17**	$5,005,300,000

Daniel Choquette	3	$2,878,800,000	1	$13,300,000	1	$3,100,000

* 4 accounts, with total assets of $940,800,000, pay an advisory fee based on account performance.

** 5 accounts, with total assets of $1,074,800,000, pay an advisory fee based on account performance.

PUTNAM VT					Other accounts (including
CAPITAL					separate accounts, managed
APPRECIATION			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

James Wiess	5	$5,387,200,000	3	$83,400,000	4	$67,400,000

Richard Cervone	5	$5,387,200,000	3	$83,400,000	4	$69,700,000

Joseph Joseph	5	$2,231,000,000	3*	$79,100,000	3	$560,200,000

*	1 account, with total assets of $77,300,000, pays an advisory fee based on account performance.

PUTNAM VT					Other accounts (including
CAPITAL					separate accounts, managed
OPPORTUNITIES			Other accounts that pool		account programs, and
FUND	Other SEC-registered open-		assets from more than one		single-sponsor defined
	end and closed-end funds		client		contribution plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Joseph Joseph	5	$2,216,100,000	3*	$79,100,000	3	$560,200,000

Tinh Bui	4	$1,195,900,000	1	$1,500,000	2	$126,700,000

John Ferry	5	$2,200,900,000	2*	$78,700,000	4	$560,300,000

Gerald Moore	4	$1,191,100,000	1	$1,500,000	2	$125,900,000

* 1 account, with total assets of $77,300,000, pays an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
DISCOVERY			Other accounts that pool assets		account programs, and
GROWTH FUND	Other SEC-registered open-		from more than one		single-sponsor defined
	end and closed-end funds		client		contribution plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Richard Weed	10	$5,561,000,000	4*	$397,700,000	1	$300,000

Robert Ginsberg	6	$14,062,800,000	8	$316,300,000	11	$684,300,000

Raymond Haddad	4	$1,847,300,000	0	0	1	$200,000

* 3 accounts, with total assets of $358,700,000, pay an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
DIVERSIFIED			Other accounts that pool assets		account programs, and single-
INCOME FUND	Other SEC-registered open-end		from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

D. William Kohli	5	$5,542,900,000	7*	$523,100,000	1	$2,100,000

Rob Bloemker	16	$15,269,300,000	13	$11,640,900,000	17**	$5,005,300,000

Jeffrey Kaufman	3	$5,398,800,000	3***	$165,300,000	1	$900,000

Paul Scanlon	9	$9,843,800,000	2	$63,900,000	3	$185,200,000

David Waldman	3	$5,398,800,000	0	0	1	$100,000

* 1 account, with total assets of $78,200,000, pays an advisory fee based on account performance.

** 5 accounts, with total assets of $1,074,800,000, pay an advisory fee based on account performance.

*** 1 account, with total assets of $93,000,000, pays an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
EQUITY INCOME			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Bartlett Geer	5	$5,723,000,000	1	$6,300,000	3	$563,800,000

Kevin Cronin	15	$9,922,400,000	17	$14,010,700,000	17*	$4,415,400,000

Austin Kairnes[1]	2	$3,794,400,000	1	$600,000	2	$197,700,000

* 4 accounts, with total assets of $940,800,000, pay an advisory fee based on account performance.

1 Information for Mr. Kairnes, who joined the fund after the fund’s fiscal year end, is as of March 31, 2006.

					Other accounts (including
PUTNAM VT THE					separate accounts, managed
GEORGE PUTNAM			Other accounts that pool assets		account programs, and single-
FUND OF BOSTON	Other SEC-registered open-		from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Jeanne Mockard	5	$5,076,100,000	1	$6,300,000	3	$549,300,000

Geoffrey Kelley[1]	1	$2,821,500,000	1	$10,900,000	1	600,000

Jeffrey Knight	38	$10,541,100,000	92*	$4,070,000,000	4**	$560,300,000

Raman Srivastava	8	$6,392,900,000	11	$11,070,300,000	13	$3,840,600,000

* 4 accounts, with total assets of $940,800,000, pay an advisory fee based on account performance.

* 1 account, with total assets of $19,200,000, pays an advisory fee based on account performance.

** 2 accounts, with total assets of $541,100,000, pay an advisory fee based on account performance.

1 Information for Mr. Kelley, who joined the fund after the fund’s fiscal year end, is as of March 31, 2006.

PUTNAM VT					Other accounts (including
GLOBAL ASSET					separate accounts, managed
ALLOCATION			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Jeffrey Knight	38	$10,828,200,000	92*	$4,070,000,000	4**	$560,300,000

Robert Kea	36	$5,213,500,000	91*	$4,050,000,000	4**	$560,000,000

Robert Schoen	36	$7,116,800,000	91*	$4,050,000,000	5**	$560,900,000

* 1 account, with total assets of $19,200,000, pays an advisory fee based on account performance.

** 2 accounts, with total assets of $541,100,000, pay an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
GLOBAL EQUITY			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
Portfolio Leader or	end and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Shigeki Makino	1	$2,387,700,000	16	$3,436,700,000	11*	$1,777,900,000

Mark Bogar	3**	$3,609,900,000	16	$3,436,700,000	11*	$1,778,000,000

David Gerber	1	$2,387,700,000	16	$3,436,700,000	11*	$1,777,800,000

Bradford Greenleaf	1	$2,387,700,000	16	$3,436,700,000	11*	$1,777,900,000

* 1 account, with total assets of $63,100,000, pays an advisory fee based on account performance.

** 1 account, with total assets of $1,019,500,000, pays an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
GROWTH AND			Other accounts that pool		account programs, and single-
INCOME FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Hugh Mullin	1	$12,719,300,000	4	$520,200,000	1	$800,000

Joshua Brooks	3*	$13,806,300,000	2	$90,400,000	1	$700,000

David King	5	$5,760,400,000	4	$74,700,000	3	$227,300,000

Christopher Miller	1	$12,584,200,000	2	$90,400,000	1	$500,000

* 1 account, with total assets of $1,019,500,000, pays an advisory fee based on account performance.

PUTNAM VT					Other accounts (including
GROWTH					separate accounts, managed
OPPORTUNITIES			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
	and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Robert Ginsberg	6	$14,020,000,000	8	$316,300,000	11	$684,300,000

Kelly Morgan	9*	$15,343,400,000	8	$316,300,000	10	$684,200,000

* 1 account, with total assets of $1,019,500,000, pays an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
HEALTH SCIENCES			Other accounts that pool		account programs, and single-
FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Sheba Alexander	1	$2,717,600,000	0	0	0	0

Kelsey Chen	1	$2,717,600,000	0	0	1	$100,000

					Other accounts (including
PUTNAM VT HIGH					separate accounts, managed
YIELD FUND			Other accounts that pool		account programs, single-
	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Paul Scanlon	9	$9,721,400,000	2	$63,900,000	3	$185,200,000

Norman Boucher	4	$3,461,500,000	4*	$372,200,000	6	$418,700,000

Robert Salvin	5	$3,550,300,000	1	$33,500,000	2	$184,700,000

* 3 accounts, with total assets of $338,800,000, pay an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
INCOME FUND			Other accounts that pool		account programs, and single-
	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Kevin Cronin	14	$9,100,200,000	17	$14,010,700,000	17*	$4,415,400,000

Rob Bloemker	16	$14,955,900,000	13	$11,640,900,000	17**	$5,005,300,000

Kevin Murphy	10	$6,096,000,000	10	$11,023,600,000	12	$2,907,900,000

Raman Srivastava	8	$5,838,700,000	11	$11,070,300,000	13	$3,840,600,000

* 4 accounts, with total assets of $940,800,000, pay an advisory fee based on account performance.

** 5 accounts, with total assets of $1,074,800,000, pay an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
INTERNATIONAL			Other accounts that pool		account programs, and single-
EQUITY FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
Portfolio Leader or	end and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Joshua Byrne	2	$5,798,200,000	14*	$1,103,500,000	10**	$2,538,400,000

Simon Davis	1	$5,123,400,000	11*	$821,700,000	8	$1,735,500,000

* 1 account, with total assets of $268,000,000, pays an advisory fee based on account performance.

** 1 account, with total assets of $582,600,000, pays an advisory fee based on account performance.

PUTNAM VT					Other accounts (including
INTERNATIONAL					separate accounts, managed
GROWTH AND			Other accounts that pool		account programs, and single-
INCOME FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Pamela Holding	2	$1,133,100,000	2	$429,900,000	1	$200,000

Darren Jaroch	2	$1,133,100,000	2	$429,900,000	0	0

PUTNAM VT					Other accounts (including
INTERNATIONAL					separate accounts, managed
NEW			Other accounts that pool		account programs, and single-
OPPORTUNITIES	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
FUND	and closed-end funds		client		plan offerings)

	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Leader or	accounts		accounts		accounts
Member

Stephen Dexter	2	$769,300,000	7*	$811,000,000	1	$300,000

Denise Selden	2	$769,300,000	7*	$811,000,000	1	$4,800,000

* 1 account, with total assets of $96,500,000, pays an advisory fee based on account performance.

Other accounts (including separate
PUTNAM VT MID					accounts, managed account
CAP VALUE FUND			Other accounts that pool		programs, and single-sponsor
	Other SEC-registered open-		assets from more than one		defined contribution plan
Portfolio Leader or	end and closed-end funds		client		offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

James Polk	1	$919,600,000	2*	$34,200,000	1	$2,100,000

Edward Shadek	3	$2,160,100,000	4**	$344,900,000	9***	$808,600,000

* 1 account, with total assets of $33,800,000, pays an advisory fee based on account performance.

** 2 accounts, with total assets of $66,800,000, pay an advisory fee based on account performance.

*** 1 account, with total assets of $191,000,000, pays an advisory fee based on account performance.

					Other accounts (including separate
PUTNAM VT NEW					accounts, managed account
OPPORTUNITIES			Other accounts that pool		programs, and single-sponsor
FUND	Other SEC-registered open-		assets from more than one		defined contribution plan
Portfolio Leader or	end and closed-end funds		client		offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Kevin Divney	4	$7,319,000,000	4	$155,800,000	7	$595,200,000

Brian DeChristopher	4	$7,319,000,000	4	$155,800,000	8	$595,300,000

Richard Weed	10	$4,073,800,000	4*	$397,700,000	1	$300,000

* 3 accounts, with total assets of $358,700,000, pay an advisory fee based on account performance.

Other accounts (including
PUTNAM VT NEW					separate accounts, managed
VALUE FUND			Other accounts that pool		account programs, and single-
	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
Portfolio Leader or	and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

David King	5	$5,769,100,000	4	$74,700,000	3	$227,300,000

Michael Abata	5	$4,667,600,000	6	$92,300,000	4	$329,600,000

Other accounts (including
PUTNAM VT OTC					separate accounts, managed
& EMERGING			Other accounts that pool		account programs, and single-
GROWTH FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
Portfolio Leader or	and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Richard Weed	10	$5,499,200,000	4*	$397,700,000	1	$300,000

Raymond Haddad	4	$1,785,500,000	0	0	1	$200,000

* 3 accounts, with total assets of $358,700,000, pay an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
RESEARCH FUND			Other accounts that pool		account programs, and single-
	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
Portfolio Leader or	and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Joshua Brooks	3*	$17,431,600,000	2	$90,400,000	1	$700,000

Kelly Morgan	9*	$15,197,700,000	8	$316,300,000	10	$684,200,000

Mark Bogar	3*	$4,015,700,000	16	$3,436,700,000	11**	$1,778,000,000

John Coffey	1*	$1,019,500,000	0	0	1	$2,700,000

Charles Dane	1*	$1,019,500,000	0	0	1	$200,000

* 1 account, with total assets of $1,019,500,000, pays an advisory fee based on account performance.

** 1 account, with total assets of $63,100,000, pays an advisory fee based on account performance.

Other accounts (including
PUTNAM VT					separate accounts, managed
SMALL CAP			Other accounts that pool		account programs, and single-
VALUE FUND	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
Portfolio Leader or	and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Edward Shadek	3	$1,399,200,000	4*	$344,900,000	9**	$808,600,000

Eric Harthun	1	$387,400,000	4***	$190,400,000	9**	$961,900,000

* 2 accounts, with total assets of $66,800,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $191,000,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $33,100,000, pays an advisory fee based on account performance.

					Other accounts (including
PUTNAM VT					separate accounts, managed
UTILITIES GROWTH			Other accounts that pool		account programs, and single-
AND INCOME FUND	Other SEC-registered open-		assets from more than one		sponsor defined contribution
	end and closed-end funds		client		plan offerings)

Portfolio Leader or	Number of	Assets	Number of	Assets	Number of	Assets
Member	accounts		accounts		accounts

Michael Yogg	1	$341,100,000	0	0	1	$1,800,000

Kevin Murphy	10	$6,881,500,000	10	$11,023,600,000	12	$2,907,900,000

Masroor Siddiqui	2	$194,000,000	0	0	1	$500,000

Hendrik Van Brevoort[1]	2	$108,100,000	0	0	0	0

1	Information for Mr. Van Brevoort, who joined the fund after the fund’s fiscal year end, is as of March 31, 2006.

Other accounts (including
PUTNAM VT					separate accounts, managed
VISTA FUND			Other accounts that pool		account programs, and single-
	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
Portfolio Leader or	and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Kevin Divney	4	$8,339,600,000	4	$155,800,000	7	$595,200,000

Brian DeChristopher	4	$8,339,600,000	4	$155,800,000	8	$595,300,000

Other accounts (including
PUTNAM VT					separate accounts, managed
VOYAGER FUND			Other accounts that pool		account programs, and single-
	Other SEC-registered open-end		assets from more than one		sponsor defined contribution
Portfolio Leader or	and closed-end funds		client		plan offerings)

Member	Number of	Assets	Number of	Assets	Number of	Assets
	accounts		accounts		accounts

Robert Ginsberg	6	$11,788,100,000	8	$316,300,000	11	$684,300,000

Kelly Morgan	9*	$13,111,600,000	8	$316,300,000	10	$684,200,000

* 1 account, with total assets of $1,019,500,000, pays an advisory fee based on account performance.

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See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the Trust's independent registered public accounting firm, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the Trust's Annual Report for the fiscal year ended December 31, 2005, filed electronically on February 28, 2006 (File No. 811-05346), are incorporated by reference into this SAI. The financial highlights included in the prospectuses and incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

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PUTNAM VARIABLE TRUST
STATEMENT OF ADDITIONAL INFORMATION ("SAI") PART II
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

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As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the Trust may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the Trust may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL.

Alternative Investment Strategies	Mortgage-backed and Asset-backed Securities

Bank Loans	Options on Securities

Borrowing	Preferred Stocks and Convertible Securities

Derivatives	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Industry and Sector Groups	Special Purpose Acquisition Companies

Inflation-Protected Securities	Structured investments

Initial Public Offerings (IPOs)	Swap Agreements

Inverse Floaters	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Money Market Instruments

Alternative Investment Strategies

Under normal market conditions, the fund seeks to remain fully invested and to minimize its cash holdings. However, at times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most April 2006 II-1 impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

April 2006

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a

April 2006

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result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using other derivatives. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitments under such investment transactions is set aside on the fund’s books during the period in which the fund uses such transactions, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

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Foreign Currency Transactions

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To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages

April 2006

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in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

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It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign

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currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

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As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

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The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

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Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

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The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

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The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

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There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

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Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers

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and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depository Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding

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dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

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Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

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The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

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The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

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There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

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Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Industry and Sector Groups

Putnam Management uses a customized set of industry and sector groups for classifying securities ("Putnam Industry Codes"). The Putnam Industry Codes are based on an expanded Standard & Poor’s industry classification model, modified to be more representative of global investing and more applicable to both large and small capitalization securities. For presentation purposes, the fund may apply the Putnam Industry Codes differently in reporting industry groups in the fund’s shareholder reports or other communications.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments

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in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code of 1986, as amended (the “Code”).

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

Initial Public Offerings (IPOs)

The fund may purchase debt or equity securities in initial public offerings (IPOs). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Inverse Floaters

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These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

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Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "Securities ratings."

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Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

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Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic

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conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

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To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

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Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may from time to time invest all or a portion of its cash balances in Putnam Prime Money Market Fund or other money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and Expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage

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loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

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CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

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Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

Options on Securities

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Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund may also purchase put options for other investment purposes.

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Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

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Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

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Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

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If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

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The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer.

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Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

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The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

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Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

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The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

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Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

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Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on

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income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

The fund, unless it is a money market fund, may enter into repurchase agreements, amounting to not more than 25% of its total assets. Money market funds may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

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

Securities Loans


The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

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The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.


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Swap Agreements


The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). The value of the fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price. The fund's ability to engage in certain swap transactions may be limited by tax considerations.

The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “Options on Securities.”

The fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would

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have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest

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rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate other investments in order to satisfy its distribution requirements under the Code.

 TAXES

Tax requirements for variable annuity and variable life insurance separate accounts. Internal Revenue Service regulations applicable to variable annuity and variable life insurance separate accounts generally require that portfolios that serve as the funding vehicles for such separate accounts meet a diversification requirement. A portfolio will meet this requirement if it invests no more than 55% of the value of its assets in one investment, 70% in two investments, 80% in three investments, and 90% in four investments.

Alternatively, a portfolio will be treated as meeting this diversification requirement for any quarter of its taxable year if, as of the close of such quarter, the portfolio meets the diversification requirements applicable to regulated investment companies described below and no more than 55% of the value of its total assets consist of cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Each of the funds intends to comply with these requirements. Please refer to the prospectus of the separate accounts that hold interests in the funds for a discussion of the tax consequences of variable annuity and variable life insurance contracts.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code, as amended. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:


(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the fund’s investments in loan participations, the fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment

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company. However, the American Jobs Creation Act of 2004 (the “2004 Act”), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.


If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax if it distributes its investment company taxable income and any net realized capital gains in a timely manner.

Taxation of the shareholders. Pursuant to the requirements of Section 817 of the Code, the only shareholders of the fund will be participating insurance companies and their separate accounts that fund variable annuity contracts (“VA Contracts”), variable life insurance policies (“VLI Policies”) or other variable insurance contracts. The prospectus that describes the particular VA Contract or VLI Policy discusses the taxation of both separate accounts and the owner of such contract or policy.

Under current law, since the shareholders are life insurance company “segregated asset accounts,” they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA Contracts and VLI Policies.

The IRS has indicated that a degree of investor control over the investment options underlying VA Contracts or VLI Policies may interfere with their tax-deferred treatment by causing the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. Based on the rulings and other guidance the IRS has issued to date, Putnam believes that tax-deferred treatment for variable contracts funded through investments in the fund will be respected. However, the IRS and the Treasury Department may in the future provide further guidance as to what they deem to constitute an impermissible level of “investor control,” and such guidance could affect the treatment of the fund, including retroactively.

This discussion provides only a general overview of the tax implications of investing in the fund. Contract owners are advised to consult the prospectus of their VA Contracts or VLI Policies and their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in the fund through such vehicles.

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MANAGEMENT

Trustees

Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Jameson A. Baxter (Born	President of Baxter	Director of ASHTA Chemicals, Inc., Banta
1943), Trustee since 1994 and	Associates, Inc., a	Corporation (a printing and digital imaging firm),
Vice Chairman since 2005	private investment firm	Ryerson Tull, Inc. (a steel service corporation), the
	that she founded in	Mutual Fund Directors Forum, Advocate Health
	1986.	Care and BoardSource (formerly the National Center
for Nonprofit Boards). She is Chairman Emeritus of
the Board of Trustees, Mount Holyoke College,
having served as Chairman for five years and as a
board member for thirteen years. Until 2002, Ms.
Baxter was a Director of Intermatic Corporation (a
manufacturer of energy control products).

Charles B. Curtis (Born	President and Chief	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Operating Officer,	Trustee Advisory Council of the Applied Physics
	Nuclear Threat Initiative	Laboratory, Johns Hopkins University. Until 2003,
	(a private foundation	Mr. Curtis was a Member of the Electric Power
	dealing with national	Research Institute Advisory Council and the
	security issues) and	University of Chicago Board of Governors for
	serves as Senior Advisor	Argonne National Laboratory. Prior to 2002, Mr.
	to the United Nations	Curtis was a Member of the Board of Directors of
	Foundation.	the Gas Technology Institute and the Board of
Directors of the Environment and Natural Resources
Program Steering Committee, John F. Kennedy
School of Government, Harvard University. Until
2001, Mr. Curtis was a Member of the Department
of Defense Policy Board and Director of EG&G
Technical Services, Inc. (a fossil energy research and
development support company).

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Myra R. Drucker (Born	Until August 31, 2004,	Vice Chair of the Board of Trustees of Sarah
1948), Trustee since 2004	Ms. Drucker was	Lawrence College. She is Vice Chair of the Board of
	Managing Director and a	Trustees of the Commonfund (a not-for-profit firm
	member of the Board of	specializing in asset management for educational
	Directors of General	endowments and foundations) and a member of the
	Motors Asset	Investment Committee of the Kresge Foundation (a
	Management and Chief	charitable trust). She is an ex-officio member of the
	Investment Officer of	New York Stock Exchange (NYSE) Pension
	General Motors Trust	Managers Advisory Committee, having served as
	Bank. Prior to 2001, she	Chair for seven years, and a member of the
	served as Chief	Executive Committee of the Committee on
	Investment Officer of	Investment of Employee Benefit Assets. She is
	Xerox Corporation (a	Chair of the Advisory Board of Hamilton Lane
	technology and service	Advisors (an investment management firm) and a
	company in the	member of the Advisory Board of RCM (an
	document industry).	investment management firm). Until August 2001,
Ms. Drucker served as a member of the NYSE
Corporate Accountability and Listing Standards
Committee and the NYSE/NASD IPO Advisory
Committee.

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation,
Trustee since 1985 and	Reserve Corporation (a	TransMontaigne Oil Company, Continuum Health
Chairman since 2000	private equity buyout	Partners of New York and various private companies
	firm that specializes in	controlled by First Reserve Corporation, as well as
	energy investments in	Chairman of TH Lee, Putnam Investment Trust (a
	the diversified world-	closed-end investment company advised by an
	wide energy industry).	affiliate of Putnam Management). He is also a
Trustee of Sarah Lawrence College.

Paul L. Joskow (Born 1947),	Elizabeth and James	Director of National Grid Transco (a UK-based
Trustee since 1997	Killian Professor of	holding company with interests in electric and gas
	Economics and	transmission and distribution and
	Management, and	telecommunications infrastructure) and TransCanada
	Director of the Center	Corporation (an energy company focused on natural
	for Energy and	gas transmission and power services). He has also
	Environmental Policy	been President of the Yale University Council since
	Research at the	1993. Prior to February 2005, he served on the
	Massachusetts Institute	board of the Whitehead Institute for Biomedical
	of Technology.	Research (a non-profit research institution). Prior to
February 2002, he was a Director of State Farm
Indemnity Company (an automobile insurance
company), and prior to March 2000, he was a
Director of New England Electric System (a public
utility holding company).

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Elizabeth T. Kennan (Born	Partner in Cambus-	Lead Director of Northeast Utilities and is a Director
1938), Trustee since 1992	Kenneth Farm	of Talbots, Inc. (a distributor of women’s apparel).
	(thoroughbred horse and	She is a Trustee of National Trust for Historic
	cattle breeding). She is	Preservation, of Centre College and of Midway
	President Emeritus of	College (in Midway, Kentucky). Until 2006, she
	Mount Holyoke College.	was a Member of The Trustees of Reservations.
Prior to 2001, Dr. Kennan served on the oversight
committee of the Folger Shakespeare Library. Prior
to September 2000, she was a Director of Chastain
Real Estate; and prior to June 2000, she was a
Director of Bell Atlantic Corp.

John H. Mullin, III (Born	Chairman and CEO of	Director of The Liberty Corporation (a broadcasting
1941), Trustee since 1997	Ridgeway Farm (a	company), Progress Energy, Inc. (a utility company,
	limited liability company	formerly known as Carolina Power & Light) and
	engaged in timber and	Sonoco Products, Inc. (a packaging company). Mr.
	farming).	Mullin is Trustee Emeritus of The National
Humanities Center and Washington & Lee
University, where he served as Chairman of the
Investment Committee. Until to February 2004 and
May 2001, he was a Director of Alex. Brown Realty,
Inc. and Graphic Packaging International Corp.,
respectively.

Robert E. Patterson (Born	Senior Partner of Cabot	Chairman Emeritus and Trustee of the Joslin
1945), Trustee since 1984	Properties, L.P. and	Diabetes Center and a Director of Brandywine Trust
	Chairman of Cabot	Group, LLC. Prior to December 2001 and June
	Properties, Inc. (a private	2003, Mr. Patterson served as a Trustee of Cabot
	equity firm investing in	Industrial Trust and Sea Education Association,
	commercial real estate).	respectively.
Prior to December 2001,
he was President of
Cabot Industrial Trust (a
publicly traded real
estate investment trust).

W. Thomas Stephens (Born	Chairman and Chief	Director of TransCanada Pipelines Limited. Until
1942), Trustee since 1997	Executive Officer of	2004, Mr. Stephens was a Director of Xcel Energy
	Boise Cascade, L.L.C. (a	Incorporated (a public utility company), Qwest
	paper, forest product and	Communications and Norske Canada, Inc. (a paper
	timberland assets	manufacturer). Until 2003, Mr. Stephens was a
	company).	Director of Mail-Well, Inc. (a diversified printing
company). Prior to July 2001, Mr. Stephens was
Chairman of Mail-Well.

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

Richard B. Worley (Born	Managing Partner of	Serves on the Executive Committee of the
1945), Trustee since 2004	Permit Capital LLC (an	University of Pennsylvania Medical Center. He is a
	investment management	Trustee of The Robert Wood Johnson Foundation (a
	firm). Prior to 2002, he	philanthropic organization devoted to health care
	served as Chief Strategic	issues) and Director of The Colonial Williamsburg
	Officer of Morgan	Foundation (a historical preservation organization).
	Stanley Investment	Mr. Worley also serves on the investment
	Management. He	committees of Mount Holyoke College and World
	previously served as	Wildlife Fund (a wildlife conservation organization).
President, Chief
Executive Officer and
Chief Investment Officer
of Morgan Stanley Dean
Witter Investment
Management and as a
Managing Director of
Morgan Stanley (a
financial services firm).

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Interested Trustees

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*Charles E. Haldeman, Jr.	President and Chief	Serves on the Board of Governors of the Investment
(Born 1948), Trustee since	Executive Officer of	Company Institute and as a Trustee of Dartmouth
2004	Putnam, LLC (“Putnam	College and Emeritus Trustee of Abington Memorial
	Investments”). Member	Hospital.
of Putnam Investments’
Executive Board of
Directors and Advisory
Council. Prior to
November 2003, Mr.
Haldeman served as Co-
Head of Putnam
Investments’ Investment
Division. Prior to joining
Putnam Investments in
2002, he served as Chief
Executive Officer of
Delaware Investments
and President and Chief
Operating Officer of
United Asset
Management.

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Name, Address[1], Year of	Principal	Other Directorships Held by Trustee
Birth, Position(s) Held with	Occupation(s) During
Fund and Length of Service	Past 5 Years
as a Putnam Fund Trustee[2]

*George Putnam III (Born	President of New	Director of The Boston Family Office, L.L.C. (a
1951), Trustee since 1984 and	Generation Research,	registered investment advisor), and a Trustee of St.
President since 2000	Inc. (a publisher of	Mark’s School and Shore Country Day School.
	financial advisory and	Until 2002, Mr. Putnam was a Trustee of the Sea
	other research services)	Education Association.
and of New Generation
Advisers, Inc. (a
registered investment
adviser to private funds).
Both firms he founded
in 1986.

1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2005, there were 108 Putnam funds.

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2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death or removal.

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* Trustees who are or may be deemed to be “interested persons” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, Putnam Retail Management Limited Partnership (“Putnam Retail Management”) or Marsh & McLennan Companies, Inc., the parent company of Putnam Investments and its affiliated companies. Messrs. Putnam, III and Haldeman are deemed “interested persons” by virtue of their positions as officers of the fund or Putnam Management or Putnam Retail Management and as shareholders of Marsh & McLennan Companies, Inc. Charles E. Haldeman, Jr. is President and Chief Executive Officer of Putnam Investments. George Putnam, III is the President of the Trust and each of the other Putnam funds.

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Officers

In addition to George Putnam, III, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund, with the exception of George Putnam III, are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1], Year of	Length of Service with	Principal Occupation(s) During Past 5 Years
Birth, Position(s) Held with	the Putnam Funds[2]	and Position(s) with Fund’s Investment Adviser
Fund		and Distributor[3]

Charles E. Porter [4]	Since 1989	Executive Vice President, Associate Treasurer and
(Born 1938), Executive Vice		Principal Executive Officer, The Putnam Funds.
President, Associate Treasurer
and Principal Executive Officer

Jonathan S. Horwitz[4]	Since 2004	Senior Vice President and Treasurer, The Putnam
(Born 1955), Senior Vice		Funds. Prior to 2004, Managing Director, Putnam
President and Treasurer		Investments.

Steven D. Krichmar	Since 2002	Senior Managing Director, Putnam Investments and
(Born 1958), Vice President		Putnam Investor Services. Prior to 2001, Partner,
and Principal Financial Officer		PricewaterhouseCoopers LLP.

Michael T. Healy	Since 2000	Managing Director, Putnam Investments and Putnam
(Born 1958), Assistant		Investor Services.
Treasurer and Principal
Accounting Officer

Beth S. Mazor	Since 2002	Managing Director, Putnam Investments and Putnam
(Born 1958), Vice President		Investor Services.

Daniel T. Gallagher[4]	Since 2004	Senior Vice President, Staff Counsel and
(Born 1962), Senior Vice		Compliance Liaison, The Putnam Funds. Prior to
President, Staff Counsel and		2004, Mr. Gallagher was an attorney for Ropes &
Compliance Liaison		Gray LLP.

Mark C. Trenchard	Since 2002	Managing Director, Putnam Investments.
(Born 1962), Vice President
and BSA Compliance Officer

Francis J. McNamara, III	Since 2004	Senior Managing Director, Putnam Investments,
(Born 1955), Vice President		Putnam Advisory Company, Putnam Management
and Chief Legal Officer		and Putnam Retail Management. Prior to 2004, Mr.
McNamara was General Counsel of State Street
Research & Management Company.

Charles A. Ruys de Perez	Since 2004	Managing Director, Putnam Investments, Putnam
(Born 1957), Vice President		Advisory Company, Putnam Investor Services,
and Chief Compliance Officer		Putnam Management and Putnam Retail
Management.

James P. Pappas	Since 2004	Managing Director, Putnam Investments. During
(Born 1953), Vice President		2002, Mr. Pappas was Chief Operating Officer of
Atalanta/Sosnoff Management Corporation. Prior to
2001, he was President and Chief Executive Officer
of UAM Investment Services, Inc.

Richard S. Robie, III	Since 2004	Senior Managing Director, Putnam Investments.
(Born 1960), Vice President		Prior to 2003, Mr. Robie was Senior Vice President
of United Asset Management Corporation.

Judith Cohen [4]	Since 1993	Vice President, Clerk and Assistant Treasurer, The

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Name, Address[1], Year of	Length of Service with	Principal Occupation(s) During Past 5 Years
Birth, Position(s) Held with	the Putnam Funds[2]	and Position(s) with Fund’s Investment Adviser
Fund		and Distributor[3]

(Born 1945), Vice President,		Putnam Funds.
Clerk and Assistant Treasurer

Wanda M. McManus[4]	Since 1993	Vice President, Senior Associate Treasurer and
(Born 1947), Vice President,		Assistant Clerk, The Putnam Funds.
Senior Associate Treasurer and
Assistant Clerk

Nancy E. Florek[4]	Since 2000	Vice President, Assistant Clerk, Assistant Treasurer
(Born 1957), Vice President,		and Proxy Manager, The Putnam Funds.
Assistant Clerk, Assistant
Treasurer and Proxy Manager

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1 The address of each Officer is One Post Office Square, Boston, MA 02109.

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2	Each officer serves at the pleasure of the Trustees.

3	Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4	Officers of the fund who are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management.

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Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

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Standing Committees of the Board of Trustees

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as such term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended, and the listing standards of the New York Stock Exchange and the American Stock Exchange. The Board of Trustees has adopted a written charter for the Committee. The Committee currently consists of Messrs. Patterson (Chairperson), Hill and Stephens.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Securities Exchange Act of 1934, as amended. The Committee also reviews policy matters affecting the operation of the Board and its independent staff and makes recommendations to the Board as appropriate. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee is composed exclusively

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of Trustees who are not “interested persons” of the funds or Putnam Management. The Committee currently consists of Dr. Kennan (Chairperson), Ms. Baxter and Messrs. Hill, Mullin and Patterson.

Brokerage Committee. The Brokerage Committee reviews the policies and procedures of the funds regarding the execution of portfolio transactions for the funds, including policies regarding: the selection of brokers and dealers to execute portfolio transactions; the establishment of brokerage commissions rates; and the generation and use of soft dollar credits. The Committee also oversees the implementation by Putnam Management of such policies and procedures. The Committee reviews periodic reports regarding payments made, the quality of execution obtained by the funds, and the value of research obtained by Putnam Management in connection with their portfolio transactions on behalf of the funds. The Committee currently consists of Dr. Joskow (Chairperson), Ms. Drucker and Messrs. Putnam and Worley.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to the engagement of Putnam Management and its affiliates to provide services to the funds and the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee recommends to the Trustees such changes in arrangements that it deems appropriate. The Committee also reviews the conversion of Class B shares into Class A shares of the funds in accordance with procedures approved by the Trustees. After review and evaluation, the Committee recommends to the Trustees the proposed organization of new fund products and proposed structural changes to existing funds. The Committee is composed exclusively of Trustees who are not “interested persons” of the funds or Putnam Management. The Committee currently consists of Ms. Baxter (Chairperson), Dr. Kennan and Messrs. Curtis and Mullin.

Distributions Committee. The Distributions Committee oversees all fund distributions. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and approves such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommended distributions, and meets regularly with representatives of Putnam Management to review the implementation of such policies and procedures. The Committee currently consists of Messrs. Putnam (Chairperson) and Worley, Ms. Drucker and Dr. Joskow.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam (ex officio), Dr. Joskow and Ms. Baxter.

Investment Oversight Committees. These Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of their stated investment objectives and policies. Investment Oversight Committee A currently consists of Mses. Drucker (Chairperson) and Baxter and Mr. Curtis. Investment Oversight Committee B currently consists of Drs. Joskow (Chairperson) and Kennan and Mr. Stephens. Investment Committee C currently consists of Messrs. Mullin (Chairperson), Putnam and Patterson. Investment Oversight Committee D currently consists of Messrs. Worley (Chairperson), Haldeman and Hill.

Investment Process Committee. The Investment Process Committee complements the work of the Investment Oversight Committees by monitoring Putnam Management’s investment philosophies, investment processes and investment personnel. The Committee reviews Putnam Management’s research capabilities; risk management processes; recruiting, training and compensation of investment personnel; performance measurement; and portfolio construction. The Committee currently consists of Ms. Drucker (Chairperson), Dr. Joskow and Messrs. Putnam and Worley.

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Marketing Committee. The Marketing Committee oversees the marketing and sale of fund shares by Putnam Retail Management. The Committee reviews (i) services provided by Putnam Retail Management under its Distributor’s Contracts with the funds, (ii) sales charges imposed in connection with the sale of fund shares, (iii) expenditure of the funds’ assets for distribution and shareholder services pursuant to Distribution Plans of the funds, (iv) financial arrangements between Putnam Retail Management and financial intermediaries related to the sale of fund shares and (v) compliance by Putnam Retail Management with applicable federal and state laws and regulations governing the sale of fund shares. The Committee also exercises general oversight of marketing and sales communications used by Putnam Retail Management in connection with the sale of fund shares. The Committee currently consists of Mr. Curtis (Chairperson), Ms. Baxter, Dr. Kennan and Mr. Mullin.

Pricing Committee. The Pricing Committee oversees the implementation of the funds’ policies and procedures for achieving accurate and timely pricing of the funds’ shares, including oversight of fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7, interfund transactions pursuant to Rule 17a-7 and the correction of occasional pricing errors. The Committee also receives reports on various other matters, including reports on the liquidity of portfolio securities. The Committee currently consists of Mr. Stephens (Chairperson) and Messrs. Hill and Patterson.

Shareholder Communications and Relations Committee. The Shareholder Communications and Relations Committee reviews certain communications sent to fund shareholders, including shareholder reports, prospectuses, proxy statements and other materials. The Committee oversees the policies and procedures pursuant to which such shareholder communications are prepared, and the implementation by Putnam Management of such policies and procedures. The Committee reviews periodic reports regarding the costs to the funds of preparing and distributing such communications. The Committee also reviews periodic reports regarding comments and suggestions received with respect to such communications. The Committee currently consists of Mr. Worley (Chairperson), Ms. Drucker, Dr. Joskow and Mr. Putnam.

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The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

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For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

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Putnam Management and its affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam, LLC, which is also the parent company of Putnam Retail Management, The Putnam Advisory Company, LLC (a wholly-owned subsidiary of Putnam Advisory Company, Limited Partnership), PIL (a wholly-owned subsidiary of The Putnam Advisory Company, LLC) and Putnam Fiduciary Trust Company. Putnam, LLC, which generally conducts business under the name Putnam Investments, is a wholly-owned subsidiary of Putnam Investments Trust, a holding company that, except for a minority stake owned by employees, is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

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Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

The Management Contract

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Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

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For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation from time to time in effect are described in the prospectus and/or Part I of this SAI.

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In addition, through the end of the fund’s fiscal year ending in 2006, Putnam Management has agreed to waive fees and reimburse expenses of the fund to the extent necessary to ensure that the fund pays total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of all front-end load funds underlying variable insurance products viewed by Lipper Inc. as having the same investment classification or objective as the fund (expressed in each case as a percentage of average net assets). For these purposes, total fund operating expenses of both the fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce

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fund expenses, the Lipper category average will be calculated by Lipper each calendar quarter in accordance with Lipper’s standard method for comparing fund expenses based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

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In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and Expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

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The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the Investment Company Act of 1940.

The Sub-Manager

PIL, a wholly-owned subsidiary of The Putnam Advisory Company, LLC and an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of certain funds as determined by Putnam Management from time to time. PIL is currently authorized to serve as the sub-manager, to the extent determined by Putnam Management from time to time, for the following funds: Putnam VT Diversified Income Fund, Putnam VT Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund. PIL may serve as sub-manager pursuant to the terms of a sub-management agreement between Putnam Management and PIL. Pursuant to the terms of the sub-management agreement, Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of the portion of Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund and Putnam VT Utilities Growth and Income Fund, if any, managed by PIL from time to time, and 0.40% of the average aggregate net asset value of the portion of Putnam VT Diversified Income Fund and Putnam VT High Yield Fund, if any, managed by PIL from time to time.

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Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

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The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the Investment Company Act of 1940.

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Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Leader(s) and Portfolio Member(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “Other Accounts Managed by the Fund’s Portfolio Managers” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

* The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

* The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

* The trading of other accounts could be used to benefit higher-fee accounts (front- running).

* The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

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*  Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

*  All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

*  All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

*  Front running is strictly prohibited.

* The fund’s Portfolio Leader(s) and Portfolio Member(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

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Potential conflicts of interest may also arise when the Portfolio Leader(s) or Portfolio Member(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Leader(s) and Portfolio Member(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Leader(s) and Portfolio Member(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Leader(s) or Portfolio Member(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

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“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Putnam Management and the fund’s

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Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Leader(s) and Portfolio Member(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Leader(s) or Portfolio Member(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Leader(s) and Portfolio Member(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Leader(s) and Portfolio Member(s), please see “Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

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For information about other funds and accounts managed by the fund’s Portfolio Leader(s) and Portfolio Member(s), please refer to “Who manages the fund(s)?” in the prospectus and “Other Accounts Managed By The Fund’s Portfolio Managers” in Part I of the SAI.

Brokerage and research services. Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, including most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the 1934 Act). Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, economic analysis, investment research, industry and company reviews, statistical information, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research

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services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management is not permitted to use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products that may be used both for investment- and non-investment-related purposes).

In general, Putnam Management does not allow the funds’ portfolio transactions to be used to generate soft dollar credits to pay for brokerage and research services generated by third parties, except that Putnam Management may allocate fund trades to generate soft dollar credits for third party investment research reports and related fundamental investment research (i) when trading through the firm generating the research would not be feasible or consistent with seeking most favorable price and execution, (ii) the research is not generally available for purchase other than through soft dollars or direct execution and (iii) where the total amount allocated to these third party services does not exceed 5% of the total commissions of all funds in the aggregate for any calendar year (although more than 5% of a particular fund’s commissions in a year may be used to pay for such third-party research services). In addition to generating soft-dollar credits to pay for these permitted third-party services, Putnam Management may instruct executing brokers to “step out” a portion of the trades placed with them to the providers of such services, subject to the aggregate 5% limit mentioned above.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) of the 1934 Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam  Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

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The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

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Principal Underwriter

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Putnam Retail Management is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

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Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL and Putnam Retail Management (the Putnam Investments Code of Ethics) and by the fund (the Putnam Funds Code of Ethics). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the Investment Company Act of 1940, as amended, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

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The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

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Investor Servicing Agent and Custodian

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the assets of the fund.

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PFTC is the custodian of the fund’s assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund’s investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund’s investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund pays PFTC an annual fee based on the fund’s assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

The fund may from time to time pay custodial or investor servicing agent expenses in full or in part through the placement by Putnam Management of the fund’s portfolio transactions with the subcustodians or with a third party broker having an agreement with the subcustodians. See “Charges and expenses” in Part I of this SAI for information on fees and reimbursements for investor servicing and custody received by PFTC. The fees may be reduced by credits allowed by PFTC.

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Counsel to the Trust and the Independent Trustees

Ropes & Gray LLP serves as counsel to the Trust and the independent Trustees, and is located at One International Place, Boston, Massachusetts 02110.

DETERMINATION OF NET ASSET VALUE

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The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the “Exchange”) is open . Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to SEC Rule 2a-7. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

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Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the Exchange.The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined at the close of trading in London, England (generally 11:00 a.m. Eastern time). If there has been a movement in the U.S. currency market that exceeds a specified threshold that may change from time to time, the fund will generally use exchange rates determined as of 3:00 p.m. Eastern time.

In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the Exchange. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

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Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment Company Act of 1940.

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Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan with respect to class IB shares, the principal features of which are described in the prospectus. This SAI contains additional information which may be of interest to investors.

Continuance of the plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of a fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to the plan must be likewise approved by the Trustees and the Qualified Trustees. The plan may not be amended in order to increase materially the costs which a fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of a fund or relevant class of the fund, as the case may be. The plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Retail Management pays service fees to insurance companies and their affiliated dealers at the rates set forth in the Prospectus. Service fees are paid quarterly to the insurance company or dealer of record for that quarter.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of insurance companies and securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to insurance companies or their affiliates, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

ADDITIONAL PAYMENTS

In addition to the ongoing payments described above under “Distribution Plan,” Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the funds are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) as described below. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the funds serve as underlying investments, to its customers. These additional

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payments are made pursuant to agreements with Record Owners and dealers and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and other expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing and/or Administrative Services Support Payments

Putnam Retail Management and its affiliates will make payments to certain Record Owners and dealers for their marketing and/or administrative support services, including business planning assistance, educating dealer personnel about the funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. These payments are made to dealers that are registered as holders of record or dealers of record for accounts in the fund. These payments are generally based on one or more of the following factors: average assets of a fund attributable to that dealer, gross or net sales of the funds attributable to that dealer or a negotiated lump sum payment for services rendered.

Putnam Retail Management and its affiliates compensate Record Owners and dealers differently depending upon, among other factors, the level and/or type of marketing and/or administrative support servicing provided by the Record Owner or dealer.

Marketing and/or administrative support payments to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the funds attributable to that Record Owner or dealer on an annual basis.

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The following Record Owners and dealers (and such Record Owner’s and dealer’s affiliates) received marketing and/or administrative support payments from Putnam Retail Management and its affiliates during calendar year ended December 31, 2005:

Advantage Capital Corporation

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

American Centurion Life Assurance Company

American Enterprise Life Insurance Company

Associated Securities Corporation

Cadaret, Grant & Co. Inc

Edward Jones & Co

Financial Network Investment Company

FSC Securities Corporation

Hartford Life Insurance

HD Vest Investment Securities, Inc.

IDS Life Insurance Company

IDS Life Insurance Company of New York

ING Financial Advisers, LLC

ING Financial Partners

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M L Stern & Company

M&T Securities, Inc.

Multi-Financial Services Corporation

Mutual Service Corporation

Prime Vest Financial Services, Inc.

Royal Alliance Associates

Sentra Securities Corporation

Spelman & Co., Inc.

SunAmerica Securities, Inc.

United Planners Financial Services of America

Waterstone Financial Group Inc.

Wells Fargo Investments, LLC

Additional Record Owners and dealers may receive marketing and/or administrative support payments in 2006 and in future years. Any additions, modifications or deletions to the list of Record Owners and dealers identified above that have occurred since December 31, 2005 are not reflected. You can ask your Record Owner or dealer about any payments it receives from Putnam Retail Management and its affiliates.

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Other Payments

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From time to time, Putnam Retail Management, at its expense, may provide additional compensation to Record Owners or dealers which sell or arrange for the sale of shares of the fund or variable insurance products to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by Putnam Retail Management may include financial assistance to Record Owners or dealers that enable Putnam Retail Management to participate in and/or present at Record Owner or dealer-sponsored educational conferences or seminars, sales or training programs for invited registered representatives and other Record Owner or dealer employees, Record Owner or dealer entertainment, and other Record Owner or dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

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PFTC makes payments to certain dealers that distribute the insurance products for which the funds serve as underlying funding vehicles for subaccounting and similar recordkeeping services provided to shareholders of other Putnam funds.

You can ask your Record Owner or dealer for information about payments it receives from Putnam Retail Management and its affiliates and the services it provides for those payments.

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SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

DISCLOSURE OF PORTFOLIO INFORMATION

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The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

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Public Disclosures

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The fund’s portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). Shareholders may obtain the fund's Form N-CSR and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, the fund's Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com, as disclosed in the following table:

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Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings[1]	Quarterly	Last business day of the month
following the end of each
calendar quarter

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Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

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(1) Putnam VT Money Market Fund does not currently make full quarterly holdings available on the Putnam Investments website.

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The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

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Other Disclosures

The fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by Putnam Management’s Compliance Department. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not "interested persons" of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including PFTC and PRM, these service providers include the fund’s sub-custodians, which currently include Mellon Bank N.A., State Street Bank and Trust Company, Brown Brothers Harriman & Co., UMB Bank, N.A., JPMorgan Chase Bank, and Citibank N.A., the fund’s independent registered public accounting firm, legal counsel, and financial printer (McMunn Associates, Inc.), and the fund’s proxy voting service, currently Investor Responsibility Research Center, Inc. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. Any such firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

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PROXY VOTING GUIDELINES AND PROCEDURES

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The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy coordinator in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

Bonds

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

April 2006 II-55

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

April 2006

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely

April 2006

payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

April 2006

DEFINITIONS

"Putnam Management"	--	Putnam Investment Management, LLC, the fund's
investment manager.

"Putnam Retail Management"	--	Putnam Retail Management Limited Partnership, the
fund's principal underwriter.

"Putnam Fiduciary Trust	--	Putnam Fiduciary Trust Company,
Company"		the fund's custodian.

"Putnam Investor Services"	--	Putnam Investor Services, a division of Putnam
Fiduciary Trust Company, the fund's investor servicing
agent.

"Putnam Investments"	--	The name under which Putnam LLC, the parent
company of Putnam Management and its affiliates,
generally conducts business.

April 2006

Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Coordinator, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when the funds may not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Coordinator’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Coordinator of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals will submit a written recommendation to the Proxy Coordinator and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items pursuant to the funds’ “Proxy Voting Procedures.” The Proxy Coordinator, in consultation with the funds’ Senior Vice President, Executive Vice President, and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals that have been put forth by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Putnam funds will disclose their proxy votes in accordance with the timetable established by SEC rules (i.e., not later than August 31 of each year for the most recent 12-month period ended June 30).

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I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

* The funds will withhold votes for the entire board of directors if

* the board does not have a majority of independent directors,

* the board has not established independent nominating, audit, and compensation committees,

* the board has more than 19 members or fewer than five members, absent special circumstances,

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*  the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

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* the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

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* The funds will on a case-by-case basis withhold votes from the entire board of directors where the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance.

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*  The funds will withhold votes for any nominee for director who:

* is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

*  attends less than 75% of board and committee meetings without valid reasons for the absences
(e.g., illness, personal emergency, etc.),

* as a director of a public company (Company A), is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of
Company A (commonly referred to as an “interlocking directorate”), or

April 2006

* serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

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Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the final NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company (including employment of an immediate family member as an executive officer)), and (2) has not accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

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Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance.


Contested Elections of Directors

* The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

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* The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

Other Board-Related Proposals

The funds will generally vote for board-approved proposals that have been approved by a majority independent board, and on a case-by-case basis on board-approved proposals where the board fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

* Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

* The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

* The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67% .

* The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

* The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

* Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. The funds may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In

April 2006

voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

* The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

* The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

* The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

* The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management

April 2006

entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

* The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

* The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance shareholder value under certain circumstances. As a result, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

* The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company’s name or to authorize additional shares of common stock).

* The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

* The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view such items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Coordinator’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

* The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

* The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

* The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

* The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

April 2006

Commentary: In light of the substantial reforms in corporate governance that are currently underway, the funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors –and in particular their independent directors – accountable for their actions, rather than imposing additional legal restrictions on board governance through piecemeal proposals. Generally speaking, shareholder proposals relating to business operations are often motivated primarily by political or social concerns, rather than the interests of shareholders as investors in an economic enterprise. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may be required to vote shares held in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and that are not listed on a U.S. securities exchange or the NASDAQ stock market. Because non-U.S. issuers are incorporated under the laws of countries and jurisdictions outside the U.S., protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee. In countries where share re-registration is practiced, the funds will generally not vote proxies.

The funds will vote proxies of non-U.S. issuers in accordance with the foregoing guidelines where applicable, except as follows:

Uncontested Election of Directors

Japan

* For companies that have established a U.S.-style corporate structure, the funds will withhold votes for the entire board of directors if

* the board does not have a majority of outside directors,

* the board has not established nominating and compensation committees composed of a majority of outside directors, or

* the board has not established an audit committee composed of a majority of independent directors.

April 2006

* The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

* The funds will withhold votes for the entire board of directors if

* the board does not have a majority of outside directors,

* the board has not established a nominating committee composed of at least a majority of outside directors, or

* the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guideline, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

United Kingdom

* The funds will withhold votes for the entire board of directors if

* the board does not have at least a majority of independent non-executive directors,

* the board has not established nomination committees composed of a majority of independent non-executive directors, or

* the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely of independent non-executive directors.

April 2006

* The funds will withhold votes for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees).

Commentary:

Application of guidelines: Although the U.K.’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Canada

In January 2004, Canadian securities regulators issued proposed policies that would impose new corporate governance requirements on Canadian public companies. The recommended practices contained in these new corporate governance requirements mirror corporate governance reforms that have been adopted by the NYSE and other U.S. national securities exchanges and stock markets. As a result, the funds will vote on matters relating to the board of directors of Canadian issuers in accordance with the guidelines applicable to U.S. issuers.

Commentary: Like the U.K.’s Combined Code, the proposed policies on corporate governance issued by Canadian securities regulators embody the “comply and explain” approach to corporate governance. Because the funds’ Trustees believe that the board independence standards contained in the proxy voting guidelines are integral to the protection of investors in Canadian companies, these standards will be applied in a prescriptive manner.

Other Matters

* The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

* The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

* The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

* The funds will vote on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of the company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of the company’s outstanding common stock where shareholders have preemptive rights.


April 2006

As adopted January 13, 2006

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II-69

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Coordinator, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Coordinator

Each year, a member of the Office of the Trustees is appointed Proxy Coordinator to assist in the coordination and voting of the funds’ proxies. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Coordinator under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Coordinator will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

April 2006

II-70

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Coordinator will refer such questions, through a written request, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of Interest,” and provide a conflicts of interest report (the “Conflicts Report”) to the Proxy Coordinator describing the results of such review. After receiving a referral item from the Proxy Coordinator, Putnam Management’s investment professionals will provide a written recommendation to the Proxy Coordinator and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Coordinator will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Coordinator and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Coordinator and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Coordinator with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005

April 2006

II-71

PUTNAM VARIABLE TRUST FORM N-1A PART C OTHER INFORMATION

Item 23.	Exhibits

	(a)	Amended and Restated Agreement and Declaration of Trust dated
January 14, 2005 – Incorporated by reference to Post-Effective
Amendment No. 34 to the Registrant’s Registration Statement.
	(b)	By-Laws, as amended through January 30, 1997 – Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s
Registration Statement.
	(c)(1)	Portions of Agreement and Declaration of Trust Relating to
Shareholders' Rights – Incorporated by reference to Post-Effective
Amendment No. 14 to the Registrant's Registration Statement.
	(c)(2)	Portions of By-Laws Relating to Shareholders' Rights – Incorporated by
reference to Post-Effective Amendment No. 14 to the Registrant's
Registration Statement.
	(d)(1)	Management Contract dated October 2, 1987, as most recently
supplemented March 17, 2003 – Incorporated by reference to Post-
Effective Amendment No. 32 to the Registrant's Registration Statement.
	(d)(2)	Sub-Management Contract dated January 1, 2006
	(e)(1)	Distributor’s Contract dated June 10, 2005
	(e)(2)	Form of Dealer Sales Contract – Incorporated by reference to Post-
Effective Amendment No. 11 to the Registrant’s Registration Statement.
	(e)(3)	Form of Financial Institution Sales Contract – Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration
Statement.
	(f)	Trustee Retirement Plan dated October 4, 1996, as amended July 21,
2000 – Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement.
	(g)	Custodian Agreement with Putnam Fiduciary Trust Company dated May
3, 1991, as amended June 1, 2001 – Incorporated by reference to Post-
Effective Amendment No. 29 to the Registrant's Registration Statement.
	(h)(1)	Amended and Restated Investor Servicing Agreement dated January 1,
2005 with Putnam Fiduciary Trust Company
	(h)(2)	Letter of Indemnity dated December 18, 2003 with Putnam Investment
Management – Incorporated by reference to Post-Effective Amendment
No. 33 to the Registrant's Registration Statement.

	(h)(3)	Liability Insurance Allocation Agreement – Incorporated by reference to
Post-Effective Amendment No. 34 to the Registrant’s Registration
Statement.
	(i)	Opinion of Ropes & Gray LLP, including consent – Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's
Registration Statement.
	(j)	Consent of Independent Registered Public Accounting Firm
	(k)	Not applicable.
	(l)	Investment Letters from Putnam Investment Management, Inc. to the
Registrant – Incorporated by reference to Post-Effective Amendment
No. 10 to the Registrant's Registration Statement.
	(m)(1)	Class IB Distribution Plan and Agreement – Incorporated by reference to
Post-Effective Amendment No. 24 to the Registrant's Registration
Statement.
	(m)(2)	Form of Dealer Service Agreement – Incorporated by reference to Post-
Effective Amendment No. 15 to the Registrant's Registration Statement.
	(m)(3)	Form of Financial Institution Service Agreement – Incorporated by
reference to Post-Effective Amendment No. 15 to the Registrant's
Registration Statement.
	(n)	Rule 18f-3(d) Plan – Incorporated by reference to Post-Effective
Amendment No. 15 to the Registrant’s Registration Statement.
	(p)(1)	The Putnam Funds Code of Ethics – Incorporated by reference to Post-
Effective Amendment No. 34 to the Registrant’s Registration Statement.
	(p)(2)	Putnam Investments Code of Ethics dated December, 2005

Item 24.	Persons Controlled by or under Common Control with the Fund
None

Item 25.	Indemnification
The information required by this item is incorporated by reference to the
Registrant’s Initial Registration Statement on Form N-1A under the Investment Company Act of
1940 (File No. 811-5346).

Items 26 and 27.

Item 26. Business and Other Connections of Investment Adviser

Except as set forth below, the directors and officers of the Registrant’s investment adviser and Putnam Investments Limited, sub-investment adviser to certain Putnam funds (the “Sub-Investment Adviser”), have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser, Sub-Investment Adviser, or certain of the investment adviser’s corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates other than the Sub-Investment Adviser, and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Investment Adviser is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.


Name	Non-Putnam business and other connections

Colette M. Bourne	Prior to December 2004, Analyst, 2100 Capital
Assistant Vice President, Putnam	Group, 28 State Street, Suite 3700, Boston, MA
Investment Management, LLC	02109

Robert T. Burns	Prior to August 2004, Senior Vice President,
Managing Director, Putnam Investment	Associate General Counsel and Secretary, MFS
Management, LLC	Investment Management, 500 Boylston Street,
Boston, MA 02116

Zhikai Chen	Prior to May 2004, Equity Research Analyst,
Vice President, Putnam Investment	Citigroup Asset Management, 100 First
Management, LLC	Stamford Place, Stamford, CT 06902

John W. Coffey	Prior to April 2004, Managing Director,
Managing Director, Putnam Investment	Citigroup Asset Management, 399 Park Avenue,
Management, LLC	New York, NY 10022

Emily F. Cooper	Prior to May 2004, Vice President, LNR
Vice President, Putnam Investment	Property Corporation, 1601 Washington Avenue,
Management, LLC	Suite 700, Miami Beach, FL 33139

John R.S. Cutler	Member, Burst Media, L.L.C., 10 New England
Vice President, Putnam Investment	Executive Park, Burlington, MA 01803
Management, LLC

Gian D. Fabbri	Partner, KF Style, LLC, 73 Charles St., Boston,
Assistant Vice President, Putnam	MA 02114
Investment Management, LLC

Stephen M. Gianelli	Prior to October 2005, Associate, Goodwin
Vice President, Putnam Investment	Procter, Exchange Place, 53 State Street, Boston,
Management, LLC	MA 02109

Robert E. Ginsberg	Prior to August 2004, Vice President, Delaware
Managing Director, Putnam Investment	Investments, 2005 Market Street, Philadelphia,
Management, LLC	PA 19103

Tracey Michelle Hall	Prior to February 2005, Senior Compliance and
Vice President, Putnam Investments Limited	Technical Manager, Citigroup Trustees
Company Limited, Citigroup Centre, Canary
Wharf, London E14 5LB, UK; Prior to
November 2004, St. Dunstan's Charity, Office
Manager, 12-14 Harcourt Street, London W1H
4HD, UK; Prior to October 2004, Senior
Auditor, RBS Group PLC, 1 Princes Street
London, EC2R 8PA, UK; Prior to June 2004,
Head of Fund Compliance and Domiciliary
Services, State Street Bank Luxembourg S.A.,
49 Avenue J. F. Kennedy, Luxembourg L-1855

Robert R. Leveille	Prior to June 2004, Partner, Bell, Boyd & Lloyd
Managing Director, Putnam Investment	LLC, 70 W. Madison St., Chicago, IL 60602
Management, LLC

Francis J. McNamara, III	Prior to April 2004, General Counsel, State
Senior Managing Director, Putnam	Street Research & Management Company, One
Investment Management, LLC	Financial Center, Boston, MA 02110

David Morgan	Prior to June 2004, Director, Equity Analyst,
Senior Vice President, Putnam Investment	Citigroup Asset Management. Citigroup Centre,
Management, LLC; Putnam Investments	Canada Square, Canary Wharf, London, E14
Limited	5LB, UK

Mark D. Pollard	Managing Partner, Jura Capital LLP, 23
Managing Director, Putnam Investment	Buckingham Gate, London, SW1E 6LB, UK
Management, LLC; Putnam Investments
Limited

Michael J. Sager	Prior to March 2004, Vice President, Currency
Managing Director, Putnam Investment	Group, JPMorgan Fleming Asset Management,
Management, LLC	20 Finsbury Street, London, England EC2Y
9AQ

Nicholas J. Skrine	Prior to June 2005, Developer/Business Analyst,
Assistant Vice President, Putnam	Harbourvest Partners, LLC, One Financial
Investment Management, LLC	Center, 44th Floor, Boston, MA 02111

Jeffrey M. Stought	Prior to March 2004, Vice President, Goldman
Vice President, Putnam Investment	Sachs International, 133 Fleet Street, London,
Management, LLC	England EC4A 2BB

Stephen J. Tate	Prior to August 2004, Associate, Ropes & Gray
Vice President, Putnam Investment	LLP, One International Place, Boston, MA
Management, LLC	02110

Jason A. Tucker	Prior to July 2004, Senior Litigation Associate,
Managing Director, Putnam Investment	Bingham McCutchen LLP, 150 Federal Street,
Management, LLC	Boston, MA 02110

Item 27. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Capital Appreciation Fund, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Discovery Growth Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Limited Duration Government Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, none of the officers are officers of the Registrant.

The principal business address of each person is One Post Office Square, Boston, MA 02109:


Name	Position and Office with the Underwriter
Aaron III, Jefferson F.	Senior Vice President
Ahearn, Paul D.	Vice President
Alberghene, D. Michael	Assistant Vice President
Alessi, John J.	Assistant Vice President
Amisano, Paulette C.	Vice President
Antin, Elizabeth M.	Assistant Vice President
Azzarito, Nicholas S.	Vice President
Babcock III, Warren W.	Senior Vice President
Baker, Christopher H.	Vice President
Baker, Erin L.	Vice President
Balfour, Renee	Assistant Vice President
Barnett, William E.	Vice President
Barrett, Thomas	Senior Vice President
Bartlett-Armstrong, Laura Ann	Senior Vice President
Bartony, Paul A.	Senior Vice President
Bergeron, Christopher E.	Senior Vice President
Beringer, Thomas C.	Senior Vice President
Borden, Richard S.	Vice President
Bosinger, Paul C.	Vice President
Bouchard, Keith R.	Senior Vice President
Bradford Jr., Linwood E.	Managing Director
Brennan, Sean M.	Vice President
Brown, Michael D.	Vice President
Buffington, Scott R.	Senior Vice President
Bumpus, James F.	Managing Director
Bunker, Christopher M.	Senior Vice President
Burns, Robert T.	Managing Director
Cabana, Susan D.	Senior Vice President
Call, Timothy W.	Senior Vice President
Callinan, Richard E.	Vice President
Campbell, Christopher F.	Vice President
Campbell, Sundance	Assistant Vice President
Caple, Daniel S.	Vice President
Card, Victoria R.	Vice President
Casey, David M.	Senior Vice President
Cass, William D.	Senior Vice President

Caswell, Kendra L.	Senior Vice President
Chapman, Frederick	Vice President
Cinelli, Kathleen J.	Assistant Vice President
Clark, James F.	Vice President
Colman, Donald M.	Senior Vice President
Condron, Brett P.	Senior Vice President
Coneeny, Mark L.	Managing Director
Connelly, Donald A.	Senior Vice President
Connolly, William T.	Senior Managing Director
Cooley, Jonathan A.	Senior Vice President
Corbett, Dennis T.	Senior Vice President
Cosentino, Joseph D.	Vice President
Coveney, Anne M.	Managing Director
Covington, Ryan R.	Senior Vice President
Crean, Jeremy P.	Vice President
Cristo, Chad H.	Senior Vice President
Croft, Ariane D.	Assistant Vice President
Curtin, Brian	Assistant Vice President
Dahill, Jessica E.	Senior Vice President
Daly, Elizabeth Paul	Assistant Vice President
Davidian, Raymond A.	Vice President
DeAngelis, Adam	Vice President
DeGregorio Jr., Richard A.	Vice President
Demery, Thomas R.	Vice President
DeNitto, James P.	Vice President
Dewey Jr., Paul S.	Managing Director
DiBuono, Jeffrey P.	Vice President
DiPietro, Daniel S.	Assistant Vice President
Disciullo, Joseph A.	Assistant Vice President
Donadio, Joyce M.	Senior Vice President
Druker, Linda A.	Assistant Vice President
Economou, Stefan G.	Assistant Vice President
Eidelberg, Kathleen E.	Vice President
Elder, Michael D.	Managing Director
Emhof, Joseph R.	Senior Vice President
Erlandson, William J.	Senior Vice President
Fanning, Virginia A.	Senior Vice President
Favaloro, Beth A.	Managing Director
Felan III, Catarino	Senior Vice President

Feldman, Susan H.	Managing Director
Fiedler, Stephen J.	Senior Vice President
Filmore, Benjamin R.	Assistant Vice President
Fishman, Mitchell B.	Managing Director
Fleming, Robert A.	Vice President
Fogarty Jr., Vincent G.	Senior Vice President
Foresyth, Charles W.	Vice President
Forrester, Gordon M.	Managing Director
Forziati, Christine M.	Assistant Vice President
Foster, Laura G.	Senior Vice President
Fraelick, Richard	Vice President
Fredericks, Peter Torrey	Assistant Vice President
Fulginite, Greg Andrew	Vice President
Gale, Laura A.	Assistant Vice President
Garvin, Thomas D.	Vice President
Gaudette, Marjorie B.	Senior Vice President
Gebhard, Louis F.	Assistant Vice President
Gentile, Donald A.	Assistant Vice President
Gervais, Jeffrey C.	Assistant Vice President
Giacobbe, Gale L.	Assistant Vice President
Giessler, Todd C.	Vice President
Gipson, Zachary A.	Senior Vice President
Gowdy, Robert E.	Senior Vice President
Greeley Jr., Robert E.	Vice President
Greenwood, Julie M.	Vice President
Haines, James B.	Senior Vice President
Halloran, James E.	Senior Vice President
Halloran, Thomas W.	Managing Director
Hanlon, Andrew D.	Assistant Vice President
Hartigan, Craig W.	Senior Vice President
Hartigan, Maureen A.	Senior Vice President
Hayes, Alexander D.	Vice President
Herold, Karen	Senior Vice President
Hess Jr., William C.	Senior Vice President
Holland, Jeffrey K.	Vice President
Holmes, Maureen A.	Senior Vice President
Horby, Gary C.	Senior Vice President
Hoyt, Paula J.	Senior Vice President
Hume, John P.	Vice President

Hyland, John P.	Senior Vice President
Jean, Ellen F.	Vice President
Jeans, Kathleen A.	Vice President
Jones, Thomas A.	Managing Director
Jordan, Stephen R.	Assistant Vice President
Kao, Peony K.	Vice President
Kapinos, Peter J.	Senior Vice President
Kay, Karen R.	Managing Director
Keith, Pamela J.	Assistant Vice President
Kelley, Brian J.	Senior Vice President
Kelly, A. Siobhan	Senior Vice President
Kelly, David	Managing Director
Kennedy, Daniel J.	Vice President
Kersten, Charles N.	Senior Vice President
Kinsman, Anne M.	Senior Vice President
Komodromos, Costas G.	Senior Vice President
Kotsiras, Steven	Vice President
Kreutzberg, Howard H.	Managing Director
Kringdon, Joseph D.	Managing Director
Lacascia, Charles M.	Managing Director
Lacour, Jayme J.	Assistant Vice President
LaGreca, Jennifer J.	Assistant Vice President
Larson, John R.	Senior Vice President
Layn, Jeffrey W.	Senior Vice President
Leahy, Jon F.	Assistant Vice President
Lecce, Vincent L.	Vice President
Leesui, Ryan	Vice President
Leveille, Robert R.	Managing Director
Levy, Norman S.	Senior Vice President
Lieberman, Samuel L.	Senior Vice President
Link, Christopher H.	Senior Vice President
Litant, Lisa M.	Vice President
Lohmeier, Andrew	Senior Vice President
MacDonald, Robert Domenic	Assistant Vice President
Maglio, Nancy T.	Assistant Vice President
Maher, James M.	Vice President
Maher, Stephen B.	Vice President
Mahoney, Julie M.	Senior Vice President
Malone, James	Senior Vice President

Mansfield, Scott D.	Vice President
Martin, David M.	Vice President
Mason, Ryan L.	Vice President
Matkin, Jefferson P.	Vice President
Mattucci, John T.	Vice President
McCafferty, Karen A.	Managing Director
McCarthy, Anne B.	Vice President
McCollough, Martha J.	Assistant Vice President
McDermott, Robert J.	Senior Vice President
McInis, Brian S.	Vice President
McKenna, Mark J.	Managing Director
McNamara, III, Francis J.*	Senior Managing Director
McNeil, Paul V.	Vice President
Mehta, Ashok	Senior Vice President
Metelmann, Claye A.	Senior Vice President
Michejda, Marek A.	Senior Vice President
Miller, Bradley S.	Senior Vice President
Millette, Michelle T.	Vice President
Minor, Sean Charles	Vice President
Minsk, Judith	Senior Vice President
Mitchell, Thomas M.	Senior Vice President
Molesky, Kevin P.	Vice President
Moody, Paul R.	Senior Vice President
Moore, George D.	Vice President
Morais, Joseph	Assistant Vice President
Moret, Mitchell L.	Senior Vice President
Murphy, Brian X.	Assistant Vice President
Nadherny, Robert Charles	Managing Director
Nakamura, Denise-Marie	Senior Vice President
Nardone, Laura E.	Vice President
Naumann, Daniel	Assistant Vice President
Naumenko, Maxim O.	Assistant Vice President
Nichols, Leslie G.	Assistant Vice President
Nickodemus, John P.	Managing Director
Nickolini, Michael A.	Senior Vice President
Nicolazzo, Jon C.	Senior Vice President
Norcross, George H.	Vice President
O'Connell Jr., Paul P.	Senior Vice President
O'Connor, Brian P.	Senior Vice President

O'Connor, Matthew P.	Managing Director
O'Connor, Scott D.	Assistant Vice President
Olsen, Stephen	Vice President
Palmer, Patrick J.	Senior Vice President
Perkins, Erin M.	Senior Vice President
Petitti, Joseph P.	Senior Vice President
Pheeney, Bradford S.	Vice President
Pheeney, Douglas K.	Vice President
Phoenix, Joseph T.	Managing Director
Piggott, Kelley M.	Assistant Vice President
Platt, Thomas R.	Senior Vice President
Powers, Michele M.	Assistant Vice President
Pulkrabek, Scott M.	Senior Vice President
Puzzangara, John C.	Senior Vice President
Quinn, Brian J.	Senior Vice President
Quinn, Kyle C.	Vice President
Reid, Sandra L.	Senior Vice President
Ritter, Jesse D.	Senior Vice President
Rodammer, Kris	Senior Vice President
Rowe, Robert B.	Senior Vice President
Ruys de Perez, Charles A.**	Managing Director
Ryan, Deborah A.	Senior Vice President
Saunders, Catherine A.	Managing Director
Schaub, Gerald D.	Vice President
Schlafman, Jonathan E.	Vice President
Schug, Mark R.	Assistant Vice President
Segers, Elizabeth R.	Managing Director
Seward, Lindsay H.	Senior Vice President
Seydler, Bonnie S.	Vice President
Shannon Jr., John H.	Assistant Vice President
Shea, Lisa M.	Assistant Vice President
Short Jr., Harold P.	Managing Director
Siebold, Mark J.	Senior Vice President
Siemon Jr., Frank E.	Senior Vice President
Sochanek, Regan A.	Assistant Vice President
Spigelmeyer III, Carl M.	Vice President
Squires, Melissa H.	Vice President
Stathoulopoulos, Manny	Vice President
Steingarten, Brie A. E.	Vice President

Stuart, James F.	Senior Vice President
Sullivan, Brian L.	Senior Vice President
Sullivan, Daniel John	Assistant Vice President
Sullivan, Elaine M.	Managing Director
Sweeney, Brian S.	Senior Vice President
Sweeney, Janet C.	Senior Vice President
Taber, Rene B.	Senior Vice President
Tanner, B. Iris	Vice President
Tate, Stephen J.	Vice President
Tierney, Tracy L.	Vice President
Totovian, James H.	Vice President
Tottenham, Abby	Assistant Vice President
Tucker, Jason A.	Managing Director
Tudor, Jonathan Perry	Assistant Vice President
Tyrie, David C.	Managing Director
Urban, Elke R.	Assistant Vice President
Valentin-Hess, Carmen	Assistant Vice President
Wallace, Stephen	Senior Vice President
Webster, David C.	Assistant Vice President
White, Patrick J.	Vice President
Wilde, Michael R.	Vice President
Williams, Brie P.	Vice President
Williams, Jason M.	Vice President
Williams, John K.	Assistant Vice President
Wynn Jr., Frederick M.	Managing Director
Zannino, David J.	Vice President
Zechello, Steven R.	Senior Vice President
Zitnay, Lauren K.	Assistant Vice President
Zografos-Preusser, Laura J.	Senior Vice President
Zoltowski, Michelle F.	Assistant Vice President

*Mr. McNamara is Vice President and Chief Legal Officer of the Registrant.
**Mr. Ruys de Perez is Vice President and Chief Compliance Officer of the Registrant.

Item 28.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the
Rules promulgated thereunder are Registrant’s Clerk, Judith Cohen; Registrant’s investment adviser, Putnam Investment Management LLC; Registrant’s principal underwriter, Putnam
Retail Management Limited Partnership; Registrant’s custodian, Putnam Fiduciary Trust
Company (“PFTC”); and Registrant’s transfer and dividend disbursing agent, Putnam Investor
Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square,
Boston, Massachusetts 02109.

Item 29.	Management Services

None

Item 30.	Undertakings

None

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Variable Trust is on
file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of April, 2006.

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Putnam Variable Trust

By: Charles E. Porter, Executive Vice President,
Associate Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Variable Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

John A. Hill	Chairman of the Board and Trustee
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Jameson A. Baxter	Vice Chairman of the Board and Trustee
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George Putnam, III	President and Trustee

Charles E. Porter	Executive Vice President; Associate Treasurer and
Principal Executive Officer

Steven D. Krichmar	Vice President and Principal Financial Officer

Michael T. Healy	Assistant Treasurer and Principal Accounting Officer

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Charles B. Curtis	Trustee

Myra R. Drucker	Trustee

Charles E. Haldeman, Jr.		Trustee
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Paul L. Joskow		Trustee
Elizabeth T. Kennan		Trustee
John H. Mullin, III		Trustee
Robert E. Patterson		Trustee
W. Thomas Stephens		Trustee
Richard B. Worley		Trustee
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	By:	Charles E. Porter, as Attorney in-Fact
April 28, 2006
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EXHIBIT INDEX
Item 23	Exhibit
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(d)(2)	Sub-Management Contract dated January 1, 2006
(e)(1)	Distributor’s Contract dated June 10, 2005
(h)(1)	Amended and Restated Investor Servicing Agreement dated January 1, 2005 with Putnam Fiduciary Trust Company
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(j)	Consent of Independent Registered Public Accounting Firm
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(p)(2)	Putnam Investments Code of Ethics dated December, 2005
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